UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Diversified International
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,134.20	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,133.00	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.08%
Actual		$ 1,000.00	$ 1,129.90	$ 10.98
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.05%
Actual		$ 1,000.00	$ 1,130.10	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,135.80	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	3.4	2.9
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.0	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.4
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.6	1.0
HTC Corp. (Taiwan, Communications Equipment)	1.6	0.9
	10.4
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.9
Consumer Discretionary	16.1	15.6
Energy	11.6	11.4
Industrials	10.5	8.1
Materials	10.5	10.2
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.0	18.0
Japan	13.8	11.9
Germany	7.9	7.6
France	6.0	6.9
United States of America	5.5	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.5%	Stocks 97.7%
Other Investments 0.0%*	Other Investments 0.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.3%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Argentina - 0.0%
Banco Macro SA sponsored ADR	29,792	$ 1,102
Australia - 3.8%
AMP Ltd.	1,680,003	10,095
BHP Billiton Ltd. sponsored ADR (d)	697,400	70,605
CSL Ltd.	203,585	7,668
Newcrest Mining Ltd.	708,686	32,210
QBE Insurance Group Ltd.	460,000	9,437
Westfield Group unit	550,000	5,440
TOTAL AUSTRALIA		135,455
Bailiwick of Guernsey - 0.9%
Ashmore Global Opps Ltd.	130,000	1,047
Resolution Ltd.	6,240,582	31,554
TOTAL BAILIWICK OF GUERNSEY		32,601
Bailiwick of Jersey - 1.7%
Experian PLC	1,565,200	21,086
Randgold Resources Ltd. sponsored ADR	90,400	7,826
United Business Media Ltd.	1,112,300	11,222
WPP PLC	1,479,369	19,378
TOTAL BAILIWICK OF JERSEY		59,512
Belgium - 0.9%
Ageas (d)	1,129,057	3,427
Anheuser-Busch InBev SA NV (d)	439,345	28,039
TOTAL BELGIUM		31,466
Bermuda - 1.5%
Assured Guaranty Ltd.	434,900	7,393
Clear Media Ltd. (a)	13,774,000	8,424
CNPC (Hong Kong) Ltd.	1,156,000	2,048
Huabao International Holdings Ltd.	8,566,000	12,706
Li & Fung Ltd.	2,934,000	14,998
Noble Group Ltd.	3,219,000	5,864
TOTAL BERMUDA		51,433
Brazil - 2.3%
Anhanguera Educacional Participacoes SA	112,100	2,494
Banco Bradesco SA (PN) sponsored ADR	475,000	9,609
Banco Santander (Brasil) SA ADR	590,000	6,850
BM&F Bovespa SA	962,100	7,222
Droga Raia SA	41,000	631
Drogasil SA	779,400	5,598
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Estacio Participacoes SA	210,300	$ 3,074
Itau Unibanco Banco Multiplo SA sponsored ADR	604,300	14,352
Mills Estruturas e Servicos de Engenharia SA	191,000	2,610
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	87,200	3,255
Souza Cruz Industria Comerico	500,000	5,622
T4F Entretenimento SA	212,800	2,029
TIM Participacoes SA sponsored ADR (non-vtg.)	140,900	6,648
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	8,400	86
Vivo Participacoes SA sponsored ADR	197,700	8,266
Weg SA	136,900	1,714
TOTAL BRAZIL		80,060
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	177,300	3,906
Camelot Information Systems, Inc. ADR	225,500	4,352
TOTAL BRITISH VIRGIN ISLANDS		8,258
Canada - 5.0%
Barrick Gold Corp.	95,000	4,852
Canadian Natural Resources Ltd.	441,100	20,752
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,000	7,270
Goldcorp, Inc.	190,200	10,633
InterOil Corp. (a)(d)	102,500	6,519
Ivanhoe Mines Ltd. (a)	445,960	11,695
Niko Resources Ltd.	227,100	19,191
Open Text Corp. (a)	162,200	9,937
Osisko Mining Corp. (a)	400,000	5,856
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,799
Painted Pony Petroleum Ltd. Class A (a)	900,000	9,475
Petrobank Energy & Resources Ltd.	576,300	12,195
Petrominerales Ltd.	325,914	12,474
Suncor Energy, Inc.	303,400	13,985
Talisman Energy, Inc.	821,200	19,833
Tourmaline Oil Corp. (a)	125,000	3,570
Tourmaline Oil Corp. (a)(e)	65,800	1,879
Uranium One, Inc.	1,419,700	5,912
TOTAL CANADA		177,827
Cayman Islands - 1.0%
China Automation Group Ltd.	1,740,000	1,524
China ZhengTong Auto Services Holdings Ltd.	2,608,000	2,952
Geely Automobile Holdings Ltd.	4,710,000	1,886
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengan International Group Co. Ltd.	992,500	$ 7,744
Hengdeli Holdings Ltd.	7,320,000	4,383
hiSoft Technology International Ltd. ADR (a)	178,100	3,323
Kingdee International Software Group Co. Ltd.	8,020,800	5,143
Longtop Financial Technologies Ltd. ADR (a)	28,000	632
Minth Group Ltd.	816,000	1,255
Shenguan Holdings Group Ltd.	446,000	593
Silver Base Group Holdings Ltd.	2,922,000	2,404
Want Want China Holdings Ltd.	4,036,000	3,622
TOTAL CAYMAN ISLANDS		35,461
China - 2.6%
Agricultural Bank China Ltd. (H Shares)	29,289,000	17,310
Baidu.com, Inc. sponsored ADR (a)	141,600	21,030
Bank of China Ltd. (H Shares)	16,178,000	8,937
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,098,800	5,567
China Construction Bank Corp. (H Shares)	12,208,000	11,538
China Merchants Bank Co. Ltd. (H Shares)	8,394,000	21,616
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,532,000	4,202
TOTAL CHINA		90,200
Denmark - 3.1%
Carlsberg A/S Series B	198,500	23,576
Novo Nordisk A/S Series B	501,308	63,465
Pandora A/S	62,400	2,811
William Demant Holding A/S (a)	200,000	18,646
TOTAL DENMARK		108,498
Finland - 0.1%
Nokian Tyres PLC	46,300	2,400
France - 6.0%
Alstom SA	304,999	20,282
AXA SA (d)	644,500	14,463
BNP Paribas SA	252,100	19,951
Danone	110,800	8,116
Essilor International SA	185,589	15,537
Iliad Group SA	63,296	8,137
L'Oreal SA	45,400	5,757
LVMH Moet Hennessy - Louis Vuitton	191,793	34,445
PPR SA	211,900	37,899
Publicis Groupe SA	125,000	7,084
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA (d)	49,300	$ 1,913
Schneider Electric SA (d)	74,191	13,110
Societe Generale Series A	195,000	13,044
VINCI SA	187,900	12,552
TOTAL FRANCE		212,290
Germany - 6.3%
adidas AG	140,800	10,482
BASF AG (d)	225,853	23,217
Bayerische Motoren Werke AG (BMW)	199,468	18,811
Commerzbank AG (a)	340,000	2,120
Deutsche Boerse AG	130,300	10,827
ElringKlinger AG	81,300	2,852
Fresenius Medical Care AG & Co. KGaA	304,800	23,955
Fresenius SE	224,400	23,553
HeidelbergCement AG (d)	152,400	11,655
Kabel Deutschland Holding AG (a)	68,400	4,275
Linde AG	145,177	26,148
MTU Aero Engines Holdings AG (d)	52,600	4,032
Rheinmetall AG	57,200	5,131
SAP AG	156,700	10,097
Siemens AG	315,275	45,867
TOTAL GERMANY		223,022
Hong Kong - 0.9%
AIA Group Ltd.	2,016,600	6,790
Henderson Land Development Co. Ltd.	998,325	6,832
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	259,200	7
Swire Pacific Ltd. (A Shares)	537,000	8,201
Wharf Holdings Ltd.	1,546,000	11,307
TOTAL HONG KONG		33,137
India - 1.7%
Axis Bank Ltd.	154,359	4,488
Bajaj Auto Ltd.	62,612	2,085
Bharti Airtel Ltd.	435,258	3,738
GEI Industrial Systems Ltd.	100,000	474
HDFC Bank Ltd.	268,446	13,925
Housing Development Finance Corp. Ltd.	665,418	10,627
Infrastructure Development Finance Co. Ltd.	1,296,940	4,258
ITC Ltd.	462,016	2,008
Mahindra & Mahindra Financial Services Ltd.	231,785	3,833
Punjab National Bank	4,373	125
Common Stocks - continued
	Shares	Value (000s)
India - continued
Shriram Transport Finance Co. Ltd.	243,922	$ 4,271
State Bank of India	173,282	10,982
TOTAL INDIA		60,814
Indonesia - 0.1%
PT Tower Bersama Infrastructure Tbk	11,851,500	3,356
Italy - 2.4%
ENI SpA	281,100	7,526
Fiat Industrial SpA (a)	2,319,100	34,454
Fiat SpA	1,008,000	10,757
Intesa Sanpaolo SpA	1,082,355	3,594
Saipem SpA	512,029	29,070
TOTAL ITALY		85,401
Japan - 13.8%
ABC-Mart, Inc.	32,400	1,214
Aozora Bank Ltd.	691,000	1,497
Canon, Inc.	360,800	16,989
Chiyoda Corp.	400,000	3,981
Cosmos Pharmaceutical Corp.	113,600	5,032
Denso Corp.	494,100	16,534
Dentsu, Inc.	175,000	4,654
eAccess Ltd.	5,995	2,830
Elpida Memory, Inc. (a)(d)	987,200	14,790
Fanuc Ltd.	90,700	15,181
Fast Retailing Co. Ltd.	15,600	2,459
Hitachi Ltd.	2,657,000	14,420
Honda Motor Co. Ltd. sponsored ADR (d)	575,806	22,082
Itochu Corp.	653,000	6,802
Japan Tobacco, Inc.	5,504	21,388
JSR Corp.	489,300	10,293
KDDI Corp.	1,961	13,090
Keyence Corp.	73,000	19,288
Komatsu Ltd.	814,100	28,701
Makita Corp.	75,600	3,476
Mazda Motor Corp.	1,428,000	3,279
Mitsubishi Corp.	560,100	15,192
Mitsubishi Electric Corp.	151,000	1,681
Mitsubishi UFJ Financial Group, Inc.	2,539,000	12,185
Mitsui & Co. Ltd.	800,700	14,247
Nintendo Co. Ltd.	37,600	8,896
Nitori Holdings Co. Ltd.	48,900	4,228
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NSK Ltd.	764,000	$ 6,779
NTT DoCoMo, Inc.	6,662	12,359
ORIX Corp.	418,140	41,075
Rakuten, Inc.	21,032	19,527
ROHM Co. Ltd.	53,200	3,204
Shimadzu Corp.	389,000	3,379
Shinsei Bank Ltd. (a)	634,000	762
SOFTBANK CORP.	1,344,500	56,727
Start Today Co. Ltd.	779,800	13,631
Sumitomo Corp.	335,100	4,622
Sumitomo Mitsui Financial Group, Inc.	297,200	9,230
TDK Corp.	59,300	3,059
Tokyo Electron Ltd.	262,100	15,172
Yahoo! Japan Corp.	45,226	16,634
TOTAL JAPAN		490,569
Korea (South) - 1.5%
Amorepacific Corp.	10,834	10,951
Orion Corp.	24,271	9,438
Samsung Electronics Co. Ltd.	26,967	22,538
Shinhan Financial Group Co. Ltd.	235,400	11,566
TOTAL KOREA (SOUTH)		54,493
Luxembourg - 0.1%
Ternium SA sponsored ADR	141,900	4,771
Malaysia - 0.4%
Genting Bhd	1,882,300	7,370
Hong Leong Bank Bhd	1,666,400	5,850
TOTAL MALAYSIA		13,220
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	221,800	12,687
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	230,100	5,458
Wal-Mart de Mexico SA de CV Series V	3,662,600	11,474
TOTAL MEXICO		29,619
Netherlands - 2.5%
AEGON NV (a)	2,555,700	20,314
Gemalto NV	190,000	9,739
ING Groep NV sponsored ADR (a)	1,858,100	24,508
Koninklijke KPN NV	735,818	11,678
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV unit	590,000	$ 17,399
LyondellBasell Industries NV Class A	145,800	6,488
TOTAL NETHERLANDS		90,126
Netherlands Antilles - 0.5%
Schlumberger Ltd.	210,600	18,901
Norway - 1.3%
DnB NOR ASA (d)	1,191,200	19,368
Storebrand ASA (A Shares) (d)	600,000	6,233
Telenor ASA	1,156,800	19,988
TOTAL NORWAY		45,589
Poland - 0.2%
Eurocash SA	416,300	5,097
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,100,000	4,422
Russia - 0.8%
OAO Gazprom sponsored ADR	868,600	14,818
Sberbank (Savings Bank of the Russian Federation) GDR	12,800	5,105
Uralkali JSC GDR (Reg. S)	219,300	9,204
TOTAL RUSSIA		29,127
South Africa - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	216,400	11,032
Foschini Ltd.	95,000	1,310
Impala Platinum Holdings Ltd.	132,500	4,136
Mr Price Group Ltd.	825,300	8,443
Naspers Ltd. Class N	212,100	12,754
Shoprite Holdings Ltd.	265,100	4,177
Vodacom Group (Pty) Ltd.	371,100	4,537
TOTAL SOUTH AFRICA		46,389
Spain - 3.4%
Banco Santander SA sponsored ADR	3,974,000	49,278
Gestevision Telecinco SA	554,200	6,228
Inditex SA	335,571	30,091
Prosegur Compania de Seguridad SA (Reg.)	185,900	11,358
Red Electrica Corporacion SA	109,300	6,974
Telefonica SA sponsored ADR	631,700	17,031
TOTAL SPAIN		120,960
Common Stocks - continued
	Shares	Value (000s)
Sweden - 1.5%
Elekta AB (B Shares)	347,100	$ 15,817
H&M Hennes & Mauritz AB (B Shares) (d)	561,086	19,822
Sandvik AB (d)	105,800	2,244
Swedbank AB (A Shares)	841,700	15,961
TOTAL SWEDEN		53,844
Switzerland - 4.9%
Clariant AG (Reg.) (a)	623,315	12,932
Kuehne & Nagel International AG	166,380	26,578
Nestle SA	586,380	36,397
Noble Corp.	125,000	5,376
The Swatch Group AG (Bearer)	13,730	6,753
Transocean Ltd. (a)	220,000	16,005
UBS AG (a)	1,574,250	31,499
Zurich Financial Services AG	135,747	38,128
TOTAL SWITZERLAND		173,668
Taiwan - 1.8%
HTC Corp.	1,245,000	56,423
Taiwan Fertilizer Co. Ltd.	2,327,000	7,836
TOTAL TAIWAN		64,259
United Kingdom - 17.0%
Anglo American PLC (United Kingdom)	395,500	20,615
Aviva PLC	528,700	3,957
Barclays PLC	347,612	1,653
BG Group PLC	1,061,746	27,197
BHP Billiton PLC	453,184	19,161
BP PLC sponsored ADR	761,300	35,126
British Land Co. PLC	430,000	4,313
Britvic PLC	775,300	5,303
Burberry Group PLC	642,800	13,905
Capita Group PLC	805,500	9,903
Carphone Warehouse Group PLC (a)	1,801,600	11,970
GlaxoSmithKline PLC	1,865,800	40,760
HSBC Holdings PLC sponsored ADR (d)	864,900	47,111
Inchcape PLC	1,823,400	11,099
Intertek Group PLC	358,900	12,740
ITV PLC (a)	6,134,500	7,793
Johnson Matthey PLC	199,600	6,678
Lloyds Banking Group PLC (a)	32,740,500	32,508
Misys PLC	1,534,750	8,091
Next PLC	293,000	10,948
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Ocado Group PLC (a)(d)	1,074,000	$ 4,062
Pearson PLC	1,035,800	19,853
QinetiQ Group PLC (a)	1,700,000	3,433
Reckitt Benckiser Group PLC	797,300	44,269
Rio Tinto PLC	343,300	25,050
Rolls-Royce Group PLC	518,000	5,551
Rolls-Royce Group PLC (C Shares) (a)	49,728,000	83
Royal Dutch Shell PLC Class B	3,115,025	121,193
SuperGroup PLC (a)	155,800	4,128
Vodafone Group PLC sponsored ADR	1,492,600	43,465
TOTAL UNITED KINGDOM		601,918
United States of America - 5.5%
Agilent Technologies, Inc. (a)	78,200	3,903
Alliance Data Systems Corp. (a)	62,900	5,976
Apple, Inc. (a)	71,400	24,864
C. R. Bard, Inc.	91,800	9,800
Citigroup, Inc. (a)	2,362,800	10,845
Cognizant Technology Solutions Corp. Class A (a)	47,200	3,913
eBay, Inc. (a)	220,200	7,575
Facebook, Inc. Class B (a)(f)	131,847	3,296
Google, Inc. Class A (a)	19,500	10,610
Hasbro, Inc.	16,100	754
Jacobs Engineering Group, Inc. (a)	129,900	6,444
JPMorgan Chase & Co.	201,200	9,181
Kulicke & Soffa Industries, Inc. (a)	914,200	8,283
Medco Health Solutions, Inc. (a)	222,300	13,189
MEMC Electronic Materials, Inc. (a)	129,000	1,526
Newmont Mining Corp.	125,000	7,326
Resolute Energy Corp. (a)	303,800	5,374
SanDisk Corp. (a)	144,300	7,091
Schweitzer-Mauduit International, Inc.	179,900	9,326
The Pep Boys - Manny, Moe & Jack	101,100	1,385
The Walt Disney Co.	164,500	7,090
Unisys Corp. (a)	239,998	7,123
Virgin Media, Inc.	647,900	19,605
Wells Fargo & Co.	323,800	9,426
TOTAL UNITED STATES OF AMERICA		193,905
TOTAL COMMON STOCKS (Cost $2,752,759)		3,473,170
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value (000s)
Germany - 1.6%
ProSiebenSat.1 Media AG	447,900	$ 12,827
Volkswagen AG (d)	220,100	43,360
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,448)		56,187
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $20)	$ 19	19
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	16,759,726	16,760
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	241,254,250	241,254
TOTAL MONEY MARKET FUNDS (Cost $258,014)		258,014
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $3,039,241)		3,787,390
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(239,114)
NET ASSETS - 100%		$ 3,548,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,678,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,315,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 20
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Securities Lending Cash Central Fund	726
Total	$ 776
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 601,918	$ 337,783	$ 264,135	$ -
Japan	490,569	22,082	468,487	-
Germany	279,209	279,209	-	-
France	212,290	212,290	-	-
United States of America	193,905	190,609	-	3,296
Canada	177,827	177,827	-	-
Switzerland	173,668	142,169	31,499	-
Australia	135,455	135,455	-	-
Spain	120,960	120,960	-	-
Other	1,143,556	984,934	158,622	-
Master Notes	19	-	-	19
Money Market Funds	258,014	258,014	-	-
Total Investments in Securities:	$ 3,787,390	$ 2,861,332	$ 922,743	$ 3,315
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 24
Total Realized Gain (Loss)	(56)
Total Unrealized Gain (Loss)	55
Cost of Purchases	3,321
Proceeds of Sales	(29)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,315
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $3,277,388,000 of which $9,101,000 and $3,268,287,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $230,069) - See accompanying schedule: Unaffiliated issuers (cost $2,781,227)	$ 3,529,376
Fidelity Central Funds (cost $258,014)	258,014
Total Investments (cost $3,039,241)		$ 3,787,390
Foreign currency held at value (cost $200)		202
Receivable for investments sold		358
Receivable for fund shares sold		2,403
Dividends receivable		17,019
Distributions receivable from Fidelity Central Funds		234
Prepaid expenses		4
Other receivables		362
Total assets		3,807,972

Liabilities
Payable for investments purchased	$ 1,773
Payable for fund shares redeemed	10,239
Accrued management fee	2,057
Distribution and service plan fees payable	939
Other affiliated payables	853
Other payables and accrued expenses	2,581
Collateral on securities loaned, at value	241,254
Total liabilities		259,696

Net Assets		$ 3,548,276
Net Assets consist of:
Paid in capital		$ 5,861,850
Undistributed net investment income		13,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,073,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		746,288
Net Assets		$ 3,548,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,246,429 ÷ 71,351 shares)	$ 17.47

Maximum offering price per share (100/94.25 of $17.47)	$ 18.54
Class T: Net Asset Value and redemption price per share ($580,277 ÷ 33,520 shares)	$ 17.31

Maximum offering price per share (100/96.50 of $17.31)	$ 17.94
Class B: Net Asset Value and offering price per share ($138,343 ÷ 8,286 shares)A	$ 16.70

Class C: Net Asset Value and offering price per share ($411,890 ÷ 24,599 shares)A	$ 16.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,171,337 ÷ 65,991 shares)	$ 17.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 39,953
Special dividends		12,968
Interest		1
Income from Fidelity Central Funds		776
Income before foreign taxes withheld		53,698
Less foreign taxes withheld		(2,674)
Total income		51,024

Expenses
Management fee	$ 12,811
Transfer agent fees	4,602
Distribution and service plan fees	5,830
Accounting and security lending fees	760
Custodian fees and expenses	335
Independent trustees' compensation	9
Registration fees	111
Audit	66
Legal	7
Miscellaneous	20
Total expenses before reductions	24,551
Expense reductions	(364)	24,187
Net investment income (loss)		26,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	236,571
Foreign currency transactions	(266)
Total net realized gain (loss)		236,305
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $228)	190,125
Assets and liabilities in foreign currencies	218
Total change in net unrealized appreciation (depreciation)		190,343
Net gain (loss)		426,648
Net increase (decrease) in net assets resulting from operations		$ 453,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,837	$ 38,199
Net realized gain (loss)	236,305	465,302
Change in net unrealized appreciation (depreciation)	190,343	(92,787)
Net increase (decrease) in net assets resulting from operations	453,485	410,714
Distributions to shareholders from net investment income	(45,397)	(59,773)
Distributions to shareholders from net realized gain	(8,026)	(3,252)
Total distributions	(53,423)	(63,025)
Share transactions - net increase (decrease)	(666,779)	(1,259,295)
Redemption fees	32	104
Total increase (decrease) in net assets	(266,685)	(911,502)

Net Assets
Beginning of period	3,814,961	4,726,463
End of period (including undistributed net investment income of $13,572 and undistributed net investment income of $32,132, respectively)	$ 3,548,276	$ 3,814,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30
Income from Investment Operations
Net investment income (loss) E	.12 J	.14	.17	.36	.31	.30
Net realized and unrealized gain (loss)	1.95	1.44	1.96	(11.15)	4.69	3.91
Total from investment operations	2.07	1.58	2.13	(10.79)	5.00	4.21
Distributions from net investment income	(.20)	(.19)	(.45)	(.24)	(.23)	(.14)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.23)	(.20)	(.45)	(3.26)	(1.80)	(1.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42
Total Return B, C, D	13.42%	11.17%	18.16%	(45.95)%	22.76%	21.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.32%	1.34%	1.26%	1.25%	1.26%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.34%	1.26%	1.25%	1.26%
Expenses net of all reductions	1.29% A	1.30%	1.31%	1.22%	1.21%	1.20%
Net investment income (loss)	1.53% A,J	.95%	1.43%	1.80%	1.26%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,246	$ 1,302	$ 1,662	$ 2,004	$ 5,774	$ 4,694
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12
Income from Investment Operations
Net investment income (loss) E	.10 K	.10	.14	.31	.25	.25
Net realized and unrealized gain (loss)	1.94	1.43	1.94	(11.01)	4.63	3.89
Total from investment operations	2.04	1.53	2.08	(10.70)	4.88	4.14
Distributions from net investment income	(.16)	(.16)	(.39)	(.16)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.20) J	(.17)	(.39)	(3.18)	(1.75)	(1.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.31	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17
Total Return B, C, D	13.30%	10.88%	17.84%	(46.04)%	22.43%	21.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.58%	1.49%	1.47%	1.48%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.58%	1.49%	1.47%	1.48%
Expenses net of all reductions	1.53% A	1.53%	1.55%	1.44%	1.43%	1.42%
Net investment income (loss)	1.28% A,K	.71%	1.19%	1.57%	1.04%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$ 580	$ 621	$ 832	$ 1,110	$ 3,569	$ 3,609
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

K Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60
Income from Investment Operations
Net investment income (loss) E	.06 J	.02	.08	.18	.10	.10
Net realized and unrealized gain (loss)	1.86	1.38	1.88	(10.62)	4.50	3.79
Total from investment operations	1.92	1.40	1.96	(10.44)	4.60	3.89
Distributions from net investment income	(.10)	(.09)	(.30)	(.03)	(.05)	(.08)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.13)	(.10)	(.30)	(3.05)	(1.62)	(1.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.70	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46
Total Return B, C, D	12.99%	10.34%	17.25%	(46.39)%	21.73%	20.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.09%	2.10%	2.08%	2.08%	2.12%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.10%	2.08%	2.08%	2.12%
Expenses net of all reductions	2.06% A	2.07%	2.07%	2.04%	2.04%	2.06%
Net investment income (loss)	.75% A,J	.18%	.67%	.97%	.42%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 157	$ 191	$ 221	$ 559	$ 508
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65
Income from Investment Operations
Net investment income (loss) E	.06 J	.03	.08	.20	.12	.12
Net realized and unrealized gain (loss)	1.87	1.38	1.89	(10.64)	4.50	3.79
Total from investment operations	1.93	1.41	1.97	(10.44)	4.62	3.91
Distributions from net investment income	(.11)	(.10)	(.30)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.14)	(.11)	(.30)	(3.08)	(1.65)	(1.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.74	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53
Total Return B, C, D	13.01%	10.32%	17.24%	(46.33)%	21.81%	20.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.06%	2.09%	2.01%	2.00%	2.02%
Expenses net of fee waivers, if any	2.05% A	2.06%	2.09%	2.01%	2.00%	2.02%
Expenses net of all reductions	2.03% A	2.04%	2.06%	1.97%	1.96%	1.96%
Net investment income (loss)	.79% A,J	.21%	.68%	1.04%	.51%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 419	$ 502	$ 618	$ 1,673	$ 1,395
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56
Income from Investment Operations
Net investment income (loss) D	.15 I	.19	.21	.41	.38	.37
Net realized and unrealized gain (loss)	1.98	1.47	1.98	(11.34)	4.76	3.98
Total from investment operations	2.13	1.66	2.19	(10.93)	5.14	4.35
Distributions from net investment income	(.25)	(.23)	(.52)	(.30)	(.29)	(.18)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.28)	(.24)	(.52)	(3.32)	(1.86)	(1.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.75	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78
Total Return B, C	13.58%	11.55%	18.45%	(45.79)%	23.07%	21.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.99%	1.07%	.99%	.98%	.97%
Expenses net of fee waivers, if any	.99% A	.99%	1.07%	.99%	.98%	.97%
Expenses net of all reductions	.97% A	.97%	1.04%	.94%	.94%	.92%
Net investment income (loss)	1.85% A,I	1.28%	1.70%	2.07%	1.53%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,316	$ 1,540	$ 2,235	$ 5,266	$ 4,220
Portfolio turnover rate F	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 824,810
Gross unrealized depreciation	(102,847)
Net unrealized appreciation (depreciation) on securities and other investments	$ 721,963
Tax cost	$ 3,065,427

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $893,956 and $1,516,769, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,569	$ 172
Class T	.25%	.25%	1,484	25
Class B	.75%	.25%	733	557
Class C	.75%	.25%	2,044	201
			$ 5,830	$ 955

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	21
Class B*	117
Class C*	7
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,756.28
Class T	810.27
Class B	222.30
Class C	544.27
Institutional Class	1,270.21
	$ 4,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The interest expense amounted to two hundred and forty-five dollars under the interfund borrowing program. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 12,547.35%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $726 including eighty-eight dollars from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $363 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,976	$ 21,908
Class T	6,296	9,175
Class B	993	1,280
Class C	2,886	3,424
Institutional Class	19,246	23,986
Total	$ 45,397	$ 59,773
From net realized gain
Class A	$ 2,738	$ 1,135
Class T	1,311	581
Class B	343	138
Class C	927	360
Institutional Class	2,707	1,038
Total	$ 8,026	$ 3,252

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	5,069	11,857	$ 82,332	$ 171,401
Reinvestment of distributions	1,034	1,361	16,424	20,356
Shares redeemed	(18,067)	(46,493)	(293,543)	(670,244)
Net increase (decrease)	(11,964)	(33,275)	$ (194,787)	$ (478,487)
Class T
Shares sold	1,685	5,521	$ 27,091	$ 79,294
Reinvestment of distributions	447	636	7,039	9,432
Shares redeemed	(8,774)	(24,938)	(141,392)	(355,762)
Net increase (decrease)	(6,642)	(18,781)	$ (107,262)	$ (267,036)
Class B
Shares sold	43	579	$ 659	$ 8,025
Reinvestment of distributions	75	88	1,145	1,270
Shares redeemed	(2,361)	(4,186)	(36,727)	(57,671)
Net increase (decrease)	(2,243)	(3,519)	$ (34,923)	$ (48,376)
Class C
Shares sold	815	1,779	$ 12,777	$ 24,719
Reinvestment of distributions	191	201	2,917	2,898
Shares redeemed	(4,404)	(10,773)	(68,594)	(148,900)
Net increase (decrease)	(3,398)	(8,793)	$ (52,900)	$ (121,283)
Institutional Class
Shares sold	6,511	22,171	$ 107,429	$ 322,782
Reinvestment of distributions	1,047	1,330	16,863	20,174
Shares redeemed	(24,333)	(47,045)	(401,199)	(687,069)
Net increase (decrease)	(16,775)	(23,544)	$ (276,907)	$ (344,113)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0611
1.784871.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Diversified International
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,134.20	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,133.00	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.08%
Actual		$ 1,000.00	$ 1,129.90	$ 10.98
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.05%
Actual		$ 1,000.00	$ 1,130.10	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,135.80	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	3.4	2.9
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.0	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.4
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.6	1.0
HTC Corp. (Taiwan, Communications Equipment)	1.6	0.9
	10.4
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.9
Consumer Discretionary	16.1	15.6
Energy	11.6	11.4
Industrials	10.5	8.1
Materials	10.5	10.2
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.0	18.0
Japan	13.8	11.9
Germany	7.9	7.6
France	6.0	6.9
United States of America	5.5	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.5%	Stocks 97.7%
Other Investments 0.0%*	Other Investments 0.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.3%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Argentina - 0.0%
Banco Macro SA sponsored ADR	29,792	$ 1,102
Australia - 3.8%
AMP Ltd.	1,680,003	10,095
BHP Billiton Ltd. sponsored ADR (d)	697,400	70,605
CSL Ltd.	203,585	7,668
Newcrest Mining Ltd.	708,686	32,210
QBE Insurance Group Ltd.	460,000	9,437
Westfield Group unit	550,000	5,440
TOTAL AUSTRALIA		135,455
Bailiwick of Guernsey - 0.9%
Ashmore Global Opps Ltd.	130,000	1,047
Resolution Ltd.	6,240,582	31,554
TOTAL BAILIWICK OF GUERNSEY		32,601
Bailiwick of Jersey - 1.7%
Experian PLC	1,565,200	21,086
Randgold Resources Ltd. sponsored ADR	90,400	7,826
United Business Media Ltd.	1,112,300	11,222
WPP PLC	1,479,369	19,378
TOTAL BAILIWICK OF JERSEY		59,512
Belgium - 0.9%
Ageas (d)	1,129,057	3,427
Anheuser-Busch InBev SA NV (d)	439,345	28,039
TOTAL BELGIUM		31,466
Bermuda - 1.5%
Assured Guaranty Ltd.	434,900	7,393
Clear Media Ltd. (a)	13,774,000	8,424
CNPC (Hong Kong) Ltd.	1,156,000	2,048
Huabao International Holdings Ltd.	8,566,000	12,706
Li & Fung Ltd.	2,934,000	14,998
Noble Group Ltd.	3,219,000	5,864
TOTAL BERMUDA		51,433
Brazil - 2.3%
Anhanguera Educacional Participacoes SA	112,100	2,494
Banco Bradesco SA (PN) sponsored ADR	475,000	9,609
Banco Santander (Brasil) SA ADR	590,000	6,850
BM&F Bovespa SA	962,100	7,222
Droga Raia SA	41,000	631
Drogasil SA	779,400	5,598
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Estacio Participacoes SA	210,300	$ 3,074
Itau Unibanco Banco Multiplo SA sponsored ADR	604,300	14,352
Mills Estruturas e Servicos de Engenharia SA	191,000	2,610
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	87,200	3,255
Souza Cruz Industria Comerico	500,000	5,622
T4F Entretenimento SA	212,800	2,029
TIM Participacoes SA sponsored ADR (non-vtg.)	140,900	6,648
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	8,400	86
Vivo Participacoes SA sponsored ADR	197,700	8,266
Weg SA	136,900	1,714
TOTAL BRAZIL		80,060
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	177,300	3,906
Camelot Information Systems, Inc. ADR	225,500	4,352
TOTAL BRITISH VIRGIN ISLANDS		8,258
Canada - 5.0%
Barrick Gold Corp.	95,000	4,852
Canadian Natural Resources Ltd.	441,100	20,752
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,000	7,270
Goldcorp, Inc.	190,200	10,633
InterOil Corp. (a)(d)	102,500	6,519
Ivanhoe Mines Ltd. (a)	445,960	11,695
Niko Resources Ltd.	227,100	19,191
Open Text Corp. (a)	162,200	9,937
Osisko Mining Corp. (a)	400,000	5,856
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,799
Painted Pony Petroleum Ltd. Class A (a)	900,000	9,475
Petrobank Energy & Resources Ltd.	576,300	12,195
Petrominerales Ltd.	325,914	12,474
Suncor Energy, Inc.	303,400	13,985
Talisman Energy, Inc.	821,200	19,833
Tourmaline Oil Corp. (a)	125,000	3,570
Tourmaline Oil Corp. (a)(e)	65,800	1,879
Uranium One, Inc.	1,419,700	5,912
TOTAL CANADA		177,827
Cayman Islands - 1.0%
China Automation Group Ltd.	1,740,000	1,524
China ZhengTong Auto Services Holdings Ltd.	2,608,000	2,952
Geely Automobile Holdings Ltd.	4,710,000	1,886
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengan International Group Co. Ltd.	992,500	$ 7,744
Hengdeli Holdings Ltd.	7,320,000	4,383
hiSoft Technology International Ltd. ADR (a)	178,100	3,323
Kingdee International Software Group Co. Ltd.	8,020,800	5,143
Longtop Financial Technologies Ltd. ADR (a)	28,000	632
Minth Group Ltd.	816,000	1,255
Shenguan Holdings Group Ltd.	446,000	593
Silver Base Group Holdings Ltd.	2,922,000	2,404
Want Want China Holdings Ltd.	4,036,000	3,622
TOTAL CAYMAN ISLANDS		35,461
China - 2.6%
Agricultural Bank China Ltd. (H Shares)	29,289,000	17,310
Baidu.com, Inc. sponsored ADR (a)	141,600	21,030
Bank of China Ltd. (H Shares)	16,178,000	8,937
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,098,800	5,567
China Construction Bank Corp. (H Shares)	12,208,000	11,538
China Merchants Bank Co. Ltd. (H Shares)	8,394,000	21,616
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,532,000	4,202
TOTAL CHINA		90,200
Denmark - 3.1%
Carlsberg A/S Series B	198,500	23,576
Novo Nordisk A/S Series B	501,308	63,465
Pandora A/S	62,400	2,811
William Demant Holding A/S (a)	200,000	18,646
TOTAL DENMARK		108,498
Finland - 0.1%
Nokian Tyres PLC	46,300	2,400
France - 6.0%
Alstom SA	304,999	20,282
AXA SA (d)	644,500	14,463
BNP Paribas SA	252,100	19,951
Danone	110,800	8,116
Essilor International SA	185,589	15,537
Iliad Group SA	63,296	8,137
L'Oreal SA	45,400	5,757
LVMH Moet Hennessy - Louis Vuitton	191,793	34,445
PPR SA	211,900	37,899
Publicis Groupe SA	125,000	7,084
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA (d)	49,300	$ 1,913
Schneider Electric SA (d)	74,191	13,110
Societe Generale Series A	195,000	13,044
VINCI SA	187,900	12,552
TOTAL FRANCE		212,290
Germany - 6.3%
adidas AG	140,800	10,482
BASF AG (d)	225,853	23,217
Bayerische Motoren Werke AG (BMW)	199,468	18,811
Commerzbank AG (a)	340,000	2,120
Deutsche Boerse AG	130,300	10,827
ElringKlinger AG	81,300	2,852
Fresenius Medical Care AG & Co. KGaA	304,800	23,955
Fresenius SE	224,400	23,553
HeidelbergCement AG (d)	152,400	11,655
Kabel Deutschland Holding AG (a)	68,400	4,275
Linde AG	145,177	26,148
MTU Aero Engines Holdings AG (d)	52,600	4,032
Rheinmetall AG	57,200	5,131
SAP AG	156,700	10,097
Siemens AG	315,275	45,867
TOTAL GERMANY		223,022
Hong Kong - 0.9%
AIA Group Ltd.	2,016,600	6,790
Henderson Land Development Co. Ltd.	998,325	6,832
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	259,200	7
Swire Pacific Ltd. (A Shares)	537,000	8,201
Wharf Holdings Ltd.	1,546,000	11,307
TOTAL HONG KONG		33,137
India - 1.7%
Axis Bank Ltd.	154,359	4,488
Bajaj Auto Ltd.	62,612	2,085
Bharti Airtel Ltd.	435,258	3,738
GEI Industrial Systems Ltd.	100,000	474
HDFC Bank Ltd.	268,446	13,925
Housing Development Finance Corp. Ltd.	665,418	10,627
Infrastructure Development Finance Co. Ltd.	1,296,940	4,258
ITC Ltd.	462,016	2,008
Mahindra & Mahindra Financial Services Ltd.	231,785	3,833
Punjab National Bank	4,373	125
Common Stocks - continued
	Shares	Value (000s)
India - continued
Shriram Transport Finance Co. Ltd.	243,922	$ 4,271
State Bank of India	173,282	10,982
TOTAL INDIA		60,814
Indonesia - 0.1%
PT Tower Bersama Infrastructure Tbk	11,851,500	3,356
Italy - 2.4%
ENI SpA	281,100	7,526
Fiat Industrial SpA (a)	2,319,100	34,454
Fiat SpA	1,008,000	10,757
Intesa Sanpaolo SpA	1,082,355	3,594
Saipem SpA	512,029	29,070
TOTAL ITALY		85,401
Japan - 13.8%
ABC-Mart, Inc.	32,400	1,214
Aozora Bank Ltd.	691,000	1,497
Canon, Inc.	360,800	16,989
Chiyoda Corp.	400,000	3,981
Cosmos Pharmaceutical Corp.	113,600	5,032
Denso Corp.	494,100	16,534
Dentsu, Inc.	175,000	4,654
eAccess Ltd.	5,995	2,830
Elpida Memory, Inc. (a)(d)	987,200	14,790
Fanuc Ltd.	90,700	15,181
Fast Retailing Co. Ltd.	15,600	2,459
Hitachi Ltd.	2,657,000	14,420
Honda Motor Co. Ltd. sponsored ADR (d)	575,806	22,082
Itochu Corp.	653,000	6,802
Japan Tobacco, Inc.	5,504	21,388
JSR Corp.	489,300	10,293
KDDI Corp.	1,961	13,090
Keyence Corp.	73,000	19,288
Komatsu Ltd.	814,100	28,701
Makita Corp.	75,600	3,476
Mazda Motor Corp.	1,428,000	3,279
Mitsubishi Corp.	560,100	15,192
Mitsubishi Electric Corp.	151,000	1,681
Mitsubishi UFJ Financial Group, Inc.	2,539,000	12,185
Mitsui & Co. Ltd.	800,700	14,247
Nintendo Co. Ltd.	37,600	8,896
Nitori Holdings Co. Ltd.	48,900	4,228
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NSK Ltd.	764,000	$ 6,779
NTT DoCoMo, Inc.	6,662	12,359
ORIX Corp.	418,140	41,075
Rakuten, Inc.	21,032	19,527
ROHM Co. Ltd.	53,200	3,204
Shimadzu Corp.	389,000	3,379
Shinsei Bank Ltd. (a)	634,000	762
SOFTBANK CORP.	1,344,500	56,727
Start Today Co. Ltd.	779,800	13,631
Sumitomo Corp.	335,100	4,622
Sumitomo Mitsui Financial Group, Inc.	297,200	9,230
TDK Corp.	59,300	3,059
Tokyo Electron Ltd.	262,100	15,172
Yahoo! Japan Corp.	45,226	16,634
TOTAL JAPAN		490,569
Korea (South) - 1.5%
Amorepacific Corp.	10,834	10,951
Orion Corp.	24,271	9,438
Samsung Electronics Co. Ltd.	26,967	22,538
Shinhan Financial Group Co. Ltd.	235,400	11,566
TOTAL KOREA (SOUTH)		54,493
Luxembourg - 0.1%
Ternium SA sponsored ADR	141,900	4,771
Malaysia - 0.4%
Genting Bhd	1,882,300	7,370
Hong Leong Bank Bhd	1,666,400	5,850
TOTAL MALAYSIA		13,220
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	221,800	12,687
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	230,100	5,458
Wal-Mart de Mexico SA de CV Series V	3,662,600	11,474
TOTAL MEXICO		29,619
Netherlands - 2.5%
AEGON NV (a)	2,555,700	20,314
Gemalto NV	190,000	9,739
ING Groep NV sponsored ADR (a)	1,858,100	24,508
Koninklijke KPN NV	735,818	11,678
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV unit	590,000	$ 17,399
LyondellBasell Industries NV Class A	145,800	6,488
TOTAL NETHERLANDS		90,126
Netherlands Antilles - 0.5%
Schlumberger Ltd.	210,600	18,901
Norway - 1.3%
DnB NOR ASA (d)	1,191,200	19,368
Storebrand ASA (A Shares) (d)	600,000	6,233
Telenor ASA	1,156,800	19,988
TOTAL NORWAY		45,589
Poland - 0.2%
Eurocash SA	416,300	5,097
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,100,000	4,422
Russia - 0.8%
OAO Gazprom sponsored ADR	868,600	14,818
Sberbank (Savings Bank of the Russian Federation) GDR	12,800	5,105
Uralkali JSC GDR (Reg. S)	219,300	9,204
TOTAL RUSSIA		29,127
South Africa - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	216,400	11,032
Foschini Ltd.	95,000	1,310
Impala Platinum Holdings Ltd.	132,500	4,136
Mr Price Group Ltd.	825,300	8,443
Naspers Ltd. Class N	212,100	12,754
Shoprite Holdings Ltd.	265,100	4,177
Vodacom Group (Pty) Ltd.	371,100	4,537
TOTAL SOUTH AFRICA		46,389
Spain - 3.4%
Banco Santander SA sponsored ADR	3,974,000	49,278
Gestevision Telecinco SA	554,200	6,228
Inditex SA	335,571	30,091
Prosegur Compania de Seguridad SA (Reg.)	185,900	11,358
Red Electrica Corporacion SA	109,300	6,974
Telefonica SA sponsored ADR	631,700	17,031
TOTAL SPAIN		120,960
Common Stocks - continued
	Shares	Value (000s)
Sweden - 1.5%
Elekta AB (B Shares)	347,100	$ 15,817
H&M Hennes & Mauritz AB (B Shares) (d)	561,086	19,822
Sandvik AB (d)	105,800	2,244
Swedbank AB (A Shares)	841,700	15,961
TOTAL SWEDEN		53,844
Switzerland - 4.9%
Clariant AG (Reg.) (a)	623,315	12,932
Kuehne & Nagel International AG	166,380	26,578
Nestle SA	586,380	36,397
Noble Corp.	125,000	5,376
The Swatch Group AG (Bearer)	13,730	6,753
Transocean Ltd. (a)	220,000	16,005
UBS AG (a)	1,574,250	31,499
Zurich Financial Services AG	135,747	38,128
TOTAL SWITZERLAND		173,668
Taiwan - 1.8%
HTC Corp.	1,245,000	56,423
Taiwan Fertilizer Co. Ltd.	2,327,000	7,836
TOTAL TAIWAN		64,259
United Kingdom - 17.0%
Anglo American PLC (United Kingdom)	395,500	20,615
Aviva PLC	528,700	3,957
Barclays PLC	347,612	1,653
BG Group PLC	1,061,746	27,197
BHP Billiton PLC	453,184	19,161
BP PLC sponsored ADR	761,300	35,126
British Land Co. PLC	430,000	4,313
Britvic PLC	775,300	5,303
Burberry Group PLC	642,800	13,905
Capita Group PLC	805,500	9,903
Carphone Warehouse Group PLC (a)	1,801,600	11,970
GlaxoSmithKline PLC	1,865,800	40,760
HSBC Holdings PLC sponsored ADR (d)	864,900	47,111
Inchcape PLC	1,823,400	11,099
Intertek Group PLC	358,900	12,740
ITV PLC (a)	6,134,500	7,793
Johnson Matthey PLC	199,600	6,678
Lloyds Banking Group PLC (a)	32,740,500	32,508
Misys PLC	1,534,750	8,091
Next PLC	293,000	10,948
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Ocado Group PLC (a)(d)	1,074,000	$ 4,062
Pearson PLC	1,035,800	19,853
QinetiQ Group PLC (a)	1,700,000	3,433
Reckitt Benckiser Group PLC	797,300	44,269
Rio Tinto PLC	343,300	25,050
Rolls-Royce Group PLC	518,000	5,551
Rolls-Royce Group PLC (C Shares) (a)	49,728,000	83
Royal Dutch Shell PLC Class B	3,115,025	121,193
SuperGroup PLC (a)	155,800	4,128
Vodafone Group PLC sponsored ADR	1,492,600	43,465
TOTAL UNITED KINGDOM		601,918
United States of America - 5.5%
Agilent Technologies, Inc. (a)	78,200	3,903
Alliance Data Systems Corp. (a)	62,900	5,976
Apple, Inc. (a)	71,400	24,864
C. R. Bard, Inc.	91,800	9,800
Citigroup, Inc. (a)	2,362,800	10,845
Cognizant Technology Solutions Corp. Class A (a)	47,200	3,913
eBay, Inc. (a)	220,200	7,575
Facebook, Inc. Class B (a)(f)	131,847	3,296
Google, Inc. Class A (a)	19,500	10,610
Hasbro, Inc.	16,100	754
Jacobs Engineering Group, Inc. (a)	129,900	6,444
JPMorgan Chase & Co.	201,200	9,181
Kulicke & Soffa Industries, Inc. (a)	914,200	8,283
Medco Health Solutions, Inc. (a)	222,300	13,189
MEMC Electronic Materials, Inc. (a)	129,000	1,526
Newmont Mining Corp.	125,000	7,326
Resolute Energy Corp. (a)	303,800	5,374
SanDisk Corp. (a)	144,300	7,091
Schweitzer-Mauduit International, Inc.	179,900	9,326
The Pep Boys - Manny, Moe & Jack	101,100	1,385
The Walt Disney Co.	164,500	7,090
Unisys Corp. (a)	239,998	7,123
Virgin Media, Inc.	647,900	19,605
Wells Fargo & Co.	323,800	9,426
TOTAL UNITED STATES OF AMERICA		193,905
TOTAL COMMON STOCKS (Cost $2,752,759)		3,473,170
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value (000s)
Germany - 1.6%
ProSiebenSat.1 Media AG	447,900	$ 12,827
Volkswagen AG (d)	220,100	43,360
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,448)		56,187
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $20)	$ 19	19
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	16,759,726	16,760
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	241,254,250	241,254
TOTAL MONEY MARKET FUNDS (Cost $258,014)		258,014
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $3,039,241)		3,787,390
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(239,114)
NET ASSETS - 100%		$ 3,548,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,678,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,315,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 20
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Securities Lending Cash Central Fund	726
Total	$ 776
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 601,918	$ 337,783	$ 264,135	$ -
Japan	490,569	22,082	468,487	-
Germany	279,209	279,209	-	-
France	212,290	212,290	-	-
United States of America	193,905	190,609	-	3,296
Canada	177,827	177,827	-	-
Switzerland	173,668	142,169	31,499	-
Australia	135,455	135,455	-	-
Spain	120,960	120,960	-	-
Other	1,143,556	984,934	158,622	-
Master Notes	19	-	-	19
Money Market Funds	258,014	258,014	-	-
Total Investments in Securities:	$ 3,787,390	$ 2,861,332	$ 922,743	$ 3,315
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 24
Total Realized Gain (Loss)	(56)
Total Unrealized Gain (Loss)	55
Cost of Purchases	3,321
Proceeds of Sales	(29)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,315
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $3,277,388,000 of which $9,101,000 and $3,268,287,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $230,069) - See accompanying schedule: Unaffiliated issuers (cost $2,781,227)	$ 3,529,376
Fidelity Central Funds (cost $258,014)	258,014
Total Investments (cost $3,039,241)		$ 3,787,390
Foreign currency held at value (cost $200)		202
Receivable for investments sold		358
Receivable for fund shares sold		2,403
Dividends receivable		17,019
Distributions receivable from Fidelity Central Funds		234
Prepaid expenses		4
Other receivables		362
Total assets		3,807,972

Liabilities
Payable for investments purchased	$ 1,773
Payable for fund shares redeemed	10,239
Accrued management fee	2,057
Distribution and service plan fees payable	939
Other affiliated payables	853
Other payables and accrued expenses	2,581
Collateral on securities loaned, at value	241,254
Total liabilities		259,696

Net Assets		$ 3,548,276
Net Assets consist of:
Paid in capital		$ 5,861,850
Undistributed net investment income		13,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,073,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		746,288
Net Assets		$ 3,548,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,246,429 ÷ 71,351 shares)	$ 17.47

Maximum offering price per share (100/94.25 of $17.47)	$ 18.54
Class T: Net Asset Value and redemption price per share ($580,277 ÷ 33,520 shares)	$ 17.31

Maximum offering price per share (100/96.50 of $17.31)	$ 17.94
Class B: Net Asset Value and offering price per share ($138,343 ÷ 8,286 shares)A	$ 16.70

Class C: Net Asset Value and offering price per share ($411,890 ÷ 24,599 shares)A	$ 16.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,171,337 ÷ 65,991 shares)	$ 17.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 39,953
Special dividends		12,968
Interest		1
Income from Fidelity Central Funds		776
Income before foreign taxes withheld		53,698
Less foreign taxes withheld		(2,674)
Total income		51,024

Expenses
Management fee	$ 12,811
Transfer agent fees	4,602
Distribution and service plan fees	5,830
Accounting and security lending fees	760
Custodian fees and expenses	335
Independent trustees' compensation	9
Registration fees	111
Audit	66
Legal	7
Miscellaneous	20
Total expenses before reductions	24,551
Expense reductions	(364)	24,187
Net investment income (loss)		26,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	236,571
Foreign currency transactions	(266)
Total net realized gain (loss)		236,305
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $228)	190,125
Assets and liabilities in foreign currencies	218
Total change in net unrealized appreciation (depreciation)		190,343
Net gain (loss)		426,648
Net increase (decrease) in net assets resulting from operations		$ 453,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,837	$ 38,199
Net realized gain (loss)	236,305	465,302
Change in net unrealized appreciation (depreciation)	190,343	(92,787)
Net increase (decrease) in net assets resulting from operations	453,485	410,714
Distributions to shareholders from net investment income	(45,397)	(59,773)
Distributions to shareholders from net realized gain	(8,026)	(3,252)
Total distributions	(53,423)	(63,025)
Share transactions - net increase (decrease)	(666,779)	(1,259,295)
Redemption fees	32	104
Total increase (decrease) in net assets	(266,685)	(911,502)

Net Assets
Beginning of period	3,814,961	4,726,463
End of period (including undistributed net investment income of $13,572 and undistributed net investment income of $32,132, respectively)	$ 3,548,276	$ 3,814,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30
Income from Investment Operations
Net investment income (loss) E	.12 J	.14	.17	.36	.31	.30
Net realized and unrealized gain (loss)	1.95	1.44	1.96	(11.15)	4.69	3.91
Total from investment operations	2.07	1.58	2.13	(10.79)	5.00	4.21
Distributions from net investment income	(.20)	(.19)	(.45)	(.24)	(.23)	(.14)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.23)	(.20)	(.45)	(3.26)	(1.80)	(1.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42
Total Return B, C, D	13.42%	11.17%	18.16%	(45.95)%	22.76%	21.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.32%	1.34%	1.26%	1.25%	1.26%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.34%	1.26%	1.25%	1.26%
Expenses net of all reductions	1.29% A	1.30%	1.31%	1.22%	1.21%	1.20%
Net investment income (loss)	1.53% A,J	.95%	1.43%	1.80%	1.26%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,246	$ 1,302	$ 1,662	$ 2,004	$ 5,774	$ 4,694
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12
Income from Investment Operations
Net investment income (loss) E	.10 K	.10	.14	.31	.25	.25
Net realized and unrealized gain (loss)	1.94	1.43	1.94	(11.01)	4.63	3.89
Total from investment operations	2.04	1.53	2.08	(10.70)	4.88	4.14
Distributions from net investment income	(.16)	(.16)	(.39)	(.16)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.20) J	(.17)	(.39)	(3.18)	(1.75)	(1.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.31	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17
Total Return B, C, D	13.30%	10.88%	17.84%	(46.04)%	22.43%	21.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.58%	1.49%	1.47%	1.48%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.58%	1.49%	1.47%	1.48%
Expenses net of all reductions	1.53% A	1.53%	1.55%	1.44%	1.43%	1.42%
Net investment income (loss)	1.28% A,K	.71%	1.19%	1.57%	1.04%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$ 580	$ 621	$ 832	$ 1,110	$ 3,569	$ 3,609
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

K Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60
Income from Investment Operations
Net investment income (loss) E	.06 J	.02	.08	.18	.10	.10
Net realized and unrealized gain (loss)	1.86	1.38	1.88	(10.62)	4.50	3.79
Total from investment operations	1.92	1.40	1.96	(10.44)	4.60	3.89
Distributions from net investment income	(.10)	(.09)	(.30)	(.03)	(.05)	(.08)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.13)	(.10)	(.30)	(3.05)	(1.62)	(1.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.70	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46
Total Return B, C, D	12.99%	10.34%	17.25%	(46.39)%	21.73%	20.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.09%	2.10%	2.08%	2.08%	2.12%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.10%	2.08%	2.08%	2.12%
Expenses net of all reductions	2.06% A	2.07%	2.07%	2.04%	2.04%	2.06%
Net investment income (loss)	.75% A,J	.18%	.67%	.97%	.42%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 157	$ 191	$ 221	$ 559	$ 508
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65
Income from Investment Operations
Net investment income (loss) E	.06 J	.03	.08	.20	.12	.12
Net realized and unrealized gain (loss)	1.87	1.38	1.89	(10.64)	4.50	3.79
Total from investment operations	1.93	1.41	1.97	(10.44)	4.62	3.91
Distributions from net investment income	(.11)	(.10)	(.30)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.14)	(.11)	(.30)	(3.08)	(1.65)	(1.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.74	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53
Total Return B, C, D	13.01%	10.32%	17.24%	(46.33)%	21.81%	20.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.06%	2.09%	2.01%	2.00%	2.02%
Expenses net of fee waivers, if any	2.05% A	2.06%	2.09%	2.01%	2.00%	2.02%
Expenses net of all reductions	2.03% A	2.04%	2.06%	1.97%	1.96%	1.96%
Net investment income (loss)	.79% A,J	.21%	.68%	1.04%	.51%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 419	$ 502	$ 618	$ 1,673	$ 1,395
Portfolio turnover rate G	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56
Income from Investment Operations
Net investment income (loss) D	.15 I	.19	.21	.41	.38	.37
Net realized and unrealized gain (loss)	1.98	1.47	1.98	(11.34)	4.76	3.98
Total from investment operations	2.13	1.66	2.19	(10.93)	5.14	4.35
Distributions from net investment income	(.25)	(.23)	(.52)	(.30)	(.29)	(.18)
Distributions from net realized gain	(.03)	(.01)	-	(3.02)	(1.57)	(.95)
Total distributions	(.28)	(.24)	(.52)	(3.32)	(1.86)	(1.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.75	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78
Total Return B, C	13.58%	11.55%	18.45%	(45.79)%	23.07%	21.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.99%	1.07%	.99%	.98%	.97%
Expenses net of fee waivers, if any	.99% A	.99%	1.07%	.99%	.98%	.97%
Expenses net of all reductions	.97% A	.97%	1.04%	.94%	.94%	.92%
Net investment income (loss)	1.85% A,I	1.28%	1.70%	2.07%	1.53%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,316	$ 1,540	$ 2,235	$ 5,266	$ 4,220
Portfolio turnover rate F	50% A	59%	92%	88%	105%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 824,810
Gross unrealized depreciation	(102,847)
Net unrealized appreciation (depreciation) on securities and other investments	$ 721,963
Tax cost	$ 3,065,427

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $893,956 and $1,516,769, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,569	$ 172
Class T	.25%	.25%	1,484	25
Class B	.75%	.25%	733	557
Class C	.75%	.25%	2,044	201
			$ 5,830	$ 955

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	21
Class B*	117
Class C*	7
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,756.28
Class T	810.27
Class B	222.30
Class C	544.27
Institutional Class	1,270.21
	$ 4,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The interest expense amounted to two hundred and forty-five dollars under the interfund borrowing program. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 12,547.35%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $726 including eighty-eight dollars from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $363 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,976	$ 21,908
Class T	6,296	9,175
Class B	993	1,280
Class C	2,886	3,424
Institutional Class	19,246	23,986
Total	$ 45,397	$ 59,773
From net realized gain
Class A	$ 2,738	$ 1,135
Class T	1,311	581
Class B	343	138
Class C	927	360
Institutional Class	2,707	1,038
Total	$ 8,026	$ 3,252

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	5,069	11,857	$ 82,332	$ 171,401
Reinvestment of distributions	1,034	1,361	16,424	20,356
Shares redeemed	(18,067)	(46,493)	(293,543)	(670,244)
Net increase (decrease)	(11,964)	(33,275)	$ (194,787)	$ (478,487)
Class T
Shares sold	1,685	5,521	$ 27,091	$ 79,294
Reinvestment of distributions	447	636	7,039	9,432
Shares redeemed	(8,774)	(24,938)	(141,392)	(355,762)
Net increase (decrease)	(6,642)	(18,781)	$ (107,262)	$ (267,036)
Class B
Shares sold	43	579	$ 659	$ 8,025
Reinvestment of distributions	75	88	1,145	1,270
Shares redeemed	(2,361)	(4,186)	(36,727)	(57,671)
Net increase (decrease)	(2,243)	(3,519)	$ (34,923)	$ (48,376)
Class C
Shares sold	815	1,779	$ 12,777	$ 24,719
Reinvestment of distributions	191	201	2,917	2,898
Shares redeemed	(4,404)	(10,773)	(68,594)	(148,900)
Net increase (decrease)	(3,398)	(8,793)	$ (52,900)	$ (121,283)
Institutional Class
Shares sold	6,511	22,171	$ 107,429	$ 322,782
Reinvestment of distributions	1,047	1,330	16,863	20,174
Shares redeemed	(24,333)	(47,045)	(401,199)	(687,069)
Net increase (decrease)	(16,775)	(23,544)	$ (276,907)	$ (344,113)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0611
1.784872.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Asia
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.41%
Actual		$ 1,000.00	$ 1,111.10	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.71%
Actual		$ 1,000.00	$ 1,109.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class B	2.21%
Actual		$ 1,000.00	$ 1,106.80	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.15%
Actual		$ 1,000.00	$ 1,107.40	$ 11.23
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,112.90	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3	2.5
Industrial & Commercial Bank of China Ltd. (H Shares)	2.7	0.8
China Construction Bank Corp. (H Shares)	2.1	2.5
CNOOC Ltd.	1.9	1.9
Hyundai Motor Co.	1.7	1.2
Keppel Corp. Ltd.	1.7	1.3
LG Chemical Ltd.	1.6	0.9
Fubon Financial Holding Co. Ltd.	1.5	1.1
PetroChina Co. Ltd. (H Shares)	1.5	0.0
	22.1
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	32.0
Information Technology	16.9	15.8
Industrials	11.6	10.4
Materials	10.4	8.3
Consumer Discretionary	8.5	9.3
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 97.9%	Stocks 97.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 2.7%
Cheung Kong Infrastructure Holdings Ltd.	208,000	$ 1,013,713
China Yurun Food Group Ltd.	417,000	1,527,581
Cosco Pacific Ltd.	782,000	1,619,119
GOME Electrical Appliances Holdings Ltd. (a)	3,227,000	1,159,282
Great Eagle Holdings Ltd.	70,000	248,767
Huabao International Holdings Ltd.	773,000	1,146,616
Jardine Matheson Holdings Ltd.	52,000	2,496,000
Jinhui Shipping & Transportation Ltd. (a)	129,000	410,628
Noble Group Ltd.	1,673,272	3,048,402
PAX Global Technology Ltd.	259,000	94,045
SmarTone Telecommunications Holdings Ltd.	452,000	699,566
TOTAL BERMUDA		13,463,719
Canada - 0.3%
Niko Resources Ltd.	15,500	1,309,825
Sino-Forest Corp. (a)	7,400	183,885
TOTAL CANADA		1,493,710
Cayman Islands - 4.2%
Ajisen (China) Holdings Ltd.	299,000	596,745
Central China Real Estate Ltd.	3,012,000	833,833
Chaoda Modern Agriculture (Holdings) Ltd.	3,564,000	2,216,515
China Infrastructure Machinery Holdings Ltd.	1,147,000	846,260
China Shanshui Cement Group Ltd.	994,000	1,113,503
China ZhengTong Auto Services Holdings Ltd.	393,000	444,803
Country Garden Holdings Co. Ltd.	3,946,000	1,600,492
Global Dairy Holdings Ltd.	484,000	209,397
International Taifeng Holdings Ltd.	1,524,000	826,139
Kingboard Chemical Holdings Ltd.	680,000	3,725,584
KWG Property Holding Ltd.	645,000	465,917
Ming Fung Jewellery Group Ltd.	1,030,000	125,993
New World Department Store China Ltd.	261,000	227,854
Samson Holding Ltd.	1,352,000	302,909
Shenguan Holdings Group Ltd.	662,000	879,678
Shui On Land Ltd.	1,734,445	768,254
Spreadtrum Communications, Inc. ADR (a)	41,500	888,100
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	135,400	1,214,538
Trina Solar Ltd. (a)(d)	47,500	1,353,275
Xingda International Holdings Ltd.	717,000	827,205
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	20,700	259,371
Youyuan International Holdings Ltd.	1,492,000	864,504
TOTAL CAYMAN ISLANDS		20,590,869
Common Stocks - continued
	Shares	Value
China - 16.7%
Agricultural Bank China Ltd. (H Shares)	7,426,000	$ 4,388,878
Air China Ltd. (H Shares)	1,336,000	1,352,119
Anhui Conch Cement Co. Ltd. (H Shares)	531,000	2,505,846
Anhui Expressway Co. Ltd. (H Shares)	752,000	629,386
Baidu.com, Inc. sponsored ADR (a)	11,300	1,678,276
Bank of China Ltd. (H Shares)	5,430,000	2,999,459
China Communications Construction Co. Ltd. (H Shares)	1,904,000	1,757,810
China Communications Services Corp. Ltd. (H Shares)	1,960,000	1,196,245
China Construction Bank Corp. (H Shares)	10,933,000	10,332,877
China Cosco Holdings Co. Ltd. (H Shares) (a)	1,167,000	1,120,974
China Metal Recycling (Holdings) Ltd.	826,200	1,146,806
China Minsheng Banking Corp. Ltd. (H Shares)	5,809,500	5,572,895
China Oilfield Services Ltd. (H Shares)	1,098,000	2,171,598
China Pacific Insurance Group Co. Ltd. (H Shares)	517,200	2,234,276
China Petroleum & Chemical Corp. (H Shares)	4,816,000	4,854,354
China Southern Airlines Ltd. (H Shares) (a)	840,000	440,687
China Telecom Corp. Ltd. (H Shares)	5,984,000	3,481,746
Focus Media Holding Ltd. ADR (a)	34,200	1,202,130
Great Wall Motor Co. Ltd. (H Shares)	608,250	1,090,203
Guangzhou R&F Properties Co. Ltd. (H Shares)	778,400	1,060,411
Harbin Power Equipment Co. Ltd. (H Shares)	1,864,000	1,797,685
Huaneng Power International, Inc. (H Shares)	2,446,000	1,350,842
Industrial & Commercial Bank of China Ltd. (H Shares)	15,459,000	13,077,737
PetroChina Co. Ltd. (H Shares)	4,988,000	7,240,535
Ping An Insurance Group Co. China Ltd. (H Shares)	371,500	4,039,655
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	112,799	185,474
Shenzhen Expressway Co. Ltd. (H Shares)	1,340,000	893,759
Sinotrans Ltd. (H Shares)	3,637,000	889,780
Tianneng Power International Ltd.	278,000	146,762
Zhongpin, Inc. (a)(d)	39,300	656,310
TOTAL CHINA		81,495,515
Hong Kong - 11.7%
AIA Group Ltd.	1,837,600	6,187,405
BYD Electronic International Co. Ltd.	547,500	293,267
Cathay Pacific Airways Ltd.	1,312,000	3,273,961
China Overseas Land & Investment Ltd.	1,510,000	2,904,781
Citic Pacific Ltd.	856,000	2,557,099
CNOOC Ltd.	3,747,500	9,314,641
Dah Chong Hong Holdings Ltd.	335,000	383,040
First Pacific Co. Ltd.	798,000	750,087
Galaxy Entertainment Group Ltd. (a)	126,000	226,486
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Giordano International Ltd.	382,000	$ 275,938
Hang Lung Group Ltd.	266,000	1,791,303
Hong Kong Exchanges and Clearing Ltd.	84,000	1,916,588
Hongkong Land Holdings Ltd.	585,000	4,381,650
Hysan Development Co. Ltd.	203,000	947,523
New World Development Co. Ltd.	1,095,000	1,920,335
PCCW Ltd.	7,391,000	2,931,162
Power Assets Holdings Ltd.	1,006,000	7,040,174
Sino-Ocean Land Holdings Ltd.	1,947,500	1,105,864
Sinotruk Hong Kong Ltd.	425,500	352,835
SJM Holdings Ltd.	629,000	1,355,788
Swire Pacific Ltd. (A Shares)	245,500	3,749,057
Wharf Holdings Ltd.	457,000	3,342,338
TOTAL HONG KONG		57,001,322
India - 8.6%
Apollo Tyres Ltd.	455,823	714,815
Axis Bank Ltd.	69,200	2,011,812
Bajaj Auto Ltd.	49,700	1,655,356
Bank of Baroda	98,935	2,072,930
Bank of India	112,326	1,160,190
Bharti Airtel Ltd.	315,790	2,711,919
Canara Bank	125,531	1,792,267
Dena Bank	129,933	312,098
Ess Dee Aluminium Ltd.	87,436	911,998
Grasim Industries Ltd.	20,528	1,194,542
HCL Infosystems Ltd.	145,422	364,910
Hindalco Industries Ltd.	380,098	1,855,613
ICSA (India) Ltd.	186,602	488,694
Idea Cellular Ltd. (a)	431,913	672,439
Indian Oil Corp. Ltd.	198,190	1,521,972
Indian Overseas Bank	287,839	992,201
Jubilant Industries Ltd. (a)	5,873	31,651
Mahindra & Mahindra Financial Services Ltd.	84,060	1,390,110
Oriental Bank of Commerce	177,957	1,389,516
Patni Computer Systems Ltd.	158,817	1,536,361
Piramal Healthcare Ltd.	63,145	654,065
Ramky Infrastructure Ltd.	73,635	484,605
Reliance Infrastructure Ltd.	35,910	535,546
Shree Renuka Sugars Ltd.	232,620	370,310
Shriram Transport Finance Co. Ltd.	24,200	423,739
Sintex Industries Ltd.	172,960	677,888
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	40,481	$ 2,565,428
Sun TV Ltd.	47,728	460,078
Tata Consultancy Services Ltd.	170,782	4,498,295
Tata Motors Ltd. Class A	89,521	1,374,523
Tata Power Co. Ltd.	41,259	1,216,094
Titan Industries Ltd.	12,572	1,144,732
Tulip Telecom Ltd.	123,038	434,685
Welspun Gujarat Stahl Rohren Ltd.	240,146	1,039,430
Yes Bank Ltd.	162,600	1,121,170
Zee Learn Ltd. (a)	35,117	18,013
TOTAL INDIA		41,799,995
Indonesia - 3.4%
PT Aneka Tambang Tbk	877,500	233,105
PT Astra International Tbk	514,000	3,370,053
PT Bank Rakyat Indonesia Tbk	8,487,500	6,392,391
PT BISI International Tbk (a)	376,500	73,418
PT Indofood Sukses Makmur Tbk	3,024,000	1,959,741
PT Indosat Tbk	392,500	245,198
PT Perusahaan Gas Negara Tbk Series B	4,731,000	2,209,718
PT Tower Bersama Infrastructure Tbk	2,425,000	686,669
PT XL Axiata Tbk	1,552,500	1,232,720
TOTAL INDONESIA		16,403,013
Japan - 0.0%
Daikokutenbussan Co. Ltd.	400	13,071
SMC Corp.	1,400	255,714
TOTAL JAPAN		268,785
Korea (South) - 21.0%
BS Financial Group, Inc. (a)	333,090	4,863,081
Cheil Worldwide, Inc.	142,040	1,834,489
CJ Corp.	37,187	2,812,081
Daegu Bank Co. Ltd.	72,680	1,217,568
Dongbu Insurance Co. Ltd.	31,260	1,492,054
Doosan Co. Ltd.	15,093	1,857,490
Doosan Construction & Engineering Co. Ltd.	133,800	641,138
Duksan Hi-Metal Co. Ltd. (a)	43,555	927,352
GS Holdings Corp.	23,370	1,957,524
Honam Petrochemical Corp.	7,131	2,522,711
Hyundai Department Store Co. Ltd.	6,787	997,247
Hyundai Heavy Industries Co. Ltd.	14,335	7,177,559
Hyundai Hysco Co. Ltd.	32,160	1,310,779
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	15,284	$ 5,135,193
Hyundai Motor Co.	36,543	8,430,365
Hyundai Steel Co.	34,900	4,442,113
Industrial Bank of Korea	234,770	4,515,228
Kia Motors Corp.	53,840	3,874,866
Korea Investment Holdings Co. Ltd.	20,080	788,353
Korea Zinc Co. Ltd.	4,609	1,820,306
Kyeryong Construction Industrial Co. Ltd.	11,900	157,033
LG Chemical Ltd.	15,477	7,676,936
LIG Non-Life Insurance Co. Ltd.	36,410	901,305
Lotte Shopping Co. Ltd.	5,245	2,397,924
NHN Corp. (a)	14,011	2,786,463
Samsung Card Co. Ltd.	28,541	1,421,039
Samsung Electronics Co. Ltd.	24,234	20,253,576
SK Telecom Co. Ltd.	47,531	7,222,811
Sungwoo Hitech Co. Ltd.	36,031	730,062
TK Corp. (a)	9,901	223,780
TOTAL KOREA (SOUTH)		102,388,426
Malaysia - 1.7%
AMMB Holdings Bhd	1,138,900	2,452,720
Axiata Group Bhd (a)	1,470,100	2,431,558
Glomac Bhd	552,400	346,823
Hong Leong Bank Bhd	138,400	485,860
Malayan Banking Bhd	589,971	1,742,530
RHB Capital Bhd	267,700	800,615
TOTAL MALAYSIA		8,260,106
Mauritius - 0.4%
Golden Agri-Resources Ltd.	3,739,000	2,031,318
Philippines - 0.3%
Aboitiz Power Corp.	1,096,000	807,822
Universal Robina Corp.	822,000	716,285
TOTAL PHILIPPINES		1,524,107
Singapore - 4.7%
Avago Technologies Ltd.	13,500	451,710
China Minzhong Food Corp. Ltd.	267,000	394,812
City Developments Ltd.	220,000	2,128,018
First Resources Ltd.	999,000	1,126,278
Keppel Corp. Ltd.	853,600	8,298,550
SembCorp Industries Ltd.	965,000	4,257,179
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Marine Ltd.	656,000	$ 3,038,699
Yangzijiang Shipbuilding Holdings Ltd.	762,000	1,126,768
Yanlord Land Group Ltd.	1,816,000	2,151,219
TOTAL SINGAPORE		22,973,233
Taiwan - 16.4%
Advanced Semiconductor Engineering, Inc.	2,607,000	3,048,441
ASUSTeK Computer, Inc.	199,000	1,789,855
Far East Department Stores Co. Ltd.	419,000	739,111
Farglory Land Development Co. Ltd.	330,000	751,229
Formosa Chemicals & Fibre Corp.	1,628,000	6,555,133
Formosa Plastics Corp.	1,770,000	7,219,453
Foxconn Technology Co. Ltd.	247,000	1,179,676
Fubon Financial Holding Co. Ltd.	5,057,549	7,405,162
Hon Hai Precision Industry Co. Ltd. (Foxconn)	758,000	2,867,108
HTC Corp.	148,750	6,741,328
Huaku Development Co. Ltd.	325,971	955,697
Insyde Software Corp.	98,195	484,385
King Slide Works Co. Ltd.	102,850	530,654
Nan Ya Plastics Corp.	1,204,000	3,685,243
Quanta Computer, Inc.	862,000	1,697,856
Siliconware Precision Industries Co. Ltd.	1,366,000	1,828,824
TaiChung Business Bank (a)	788,000	329,650
Taishin Financial Holdings Co. Ltd.	10,966,890	6,442,116
Taiwan Cement Corp.	1,471,424	2,151,865
Taiwan Semiconductor Manufacturing Co. Ltd.	6,326,393	16,336,603
Tripod Technology Corp.	639,000	3,018,459
Unified-President Enterprises Corp.	1,099,000	1,578,484
United Microelectronics Corp.	4,989,000	2,599,785
TOTAL TAIWAN		79,936,117
Thailand - 5.3%
Advanced Info Service PCL (For. Reg.)	486,500	1,507,075
Asian Property Development PCL (For. Reg.)	3,010,900	635,254
Bangkok Bank Public Co. Ltd.:
(For. Reg.)	295,500	1,682,351
NVDR	62,100	353,550
Banpu PCL (For. Reg.)	198,700	4,964,173
BEC World PCL (For. Reg.)	1,397,700	1,614,891
Bumrungrad Hospital PCL (For. Reg.)	173,400	225,025
Charoen Pokphand Foods PCL (For. Reg.)	2,027,100	2,002,661
Electricity Generating PCL (For. Reg.)	661,400	2,098,716
Common Stocks - continued
	Shares	Value
Thailand - continued
LPN Development PCL (For. Reg.)	1,772,400	$ 635,120
National Finance PCL (For. Reg.)	1,128,300	1,152,483
PTT PCL (For. Reg.)	214,500	2,693,821
Siam Cement PCL:
(For. Reg.)	98,200	1,361,514
NVDR unit	7,800	97,957
Siam Commercial Bank PCL (For. Reg.)	669,400	2,600,482
Siam Makro PCL (For. Reg.)	191,500	1,061,395
Supalai PCL (For. Reg.)	1,471,800	591,480
Total Access Communication PCL unit	263,900	446,314
TOTAL THAILAND		25,724,262
United Kingdom - 0.3%
HSBC Holdings PLC (Hong Kong)	143,228	1,558,593
United States of America - 0.2%
China Natural Gas, Inc. (a)(d)	13,300	70,623
Cognizant Technology Solutions Corp. Class A (a)	7,700	638,330
SORL Auto Parts, Inc. (a)(d)	45,900	236,385
TOTAL UNITED STATES OF AMERICA		945,338
TOTAL COMMON STOCKS (Cost $379,489,700)		477,858,428
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.13% (b)	6,990,757	6,990,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,045,770	3,045,770
TOTAL MONEY MARKET FUNDS (Cost $10,036,527)		10,036,527
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,526,227)		487,894,955
NET OTHER ASSETS (LIABILITIES) - 0.1%		419,232
NET ASSETS - 100%		$ 488,314,187
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,052
Fidelity Securities Lending Cash Central Fund	50,416
Total	$ 56,468
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 102,388,426	$ 95,165,615	$ 7,222,811	$ -
China	81,495,515	64,127,351	17,368,164	-
Taiwan	79,936,117	56,122,464	23,813,653	-
Hong Kong	57,001,322	47,686,681	9,314,641	-
India	41,799,995	36,684,064	5,115,931	-
Thailand	25,724,262	25,724,262	-	-
Singapore	22,973,233	22,973,233	-	-
Cayman Islands	20,590,869	20,590,869	-	-
Indonesia	16,403,013	16,403,013	-	-
Other	29,545,676	27,232,438	2,313,238	-
Money Market Funds	10,036,527	10,036,527	-	-
Total Investments in Securities:	$ 487,894,955	$ 422,746,517	$ 65,148,438	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,299
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,299)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,006,668) - See accompanying schedule: Unaffiliated issuers (cost $379,489,700)	$ 477,858,428
Fidelity Central Funds (cost $10,036,527)	10,036,527
Total Investments (cost $389,526,227)		$ 487,894,955
Foreign currency held at value (cost $85,442)		85,650
Receivable for investments sold		1,133,533
Receivable for fund shares sold		1,674,048
Dividends receivable		1,637,579
Distributions receivable from Fidelity Central Funds		6,011
Prepaid expenses		368
Other receivables		274,658
Total assets		492,706,802

Liabilities
Payable for investments purchased	$ 22,454
Payable for fund shares redeemed	661,291
Accrued management fee	281,259
Distribution and service plan fees payable	179,169
Other affiliated payables	114,180
Other payables and accrued expenses	88,492
Collateral on securities loaned, at value	3,045,770
Total liabilities		4,392,615

Net Assets		$ 488,314,187
Net Assets consist of:
Paid in capital		$ 363,338,431
Accumulated net investment loss		(159,286)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,747,236
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,387,806
Net Assets		$ 488,314,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,239,171 ÷ 6,596,402 shares)	$ 34.45

Maximum offering price per share (100/94.25 of $34.45)	$ 36.55
Class T: Net Asset Value and redemption price per share ($69,637,195 ÷ 2,070,469 shares)	$ 33.63

Maximum offering price per share (100/96.50 of $33.63)	$ 34.85
Class B: Net Asset Value and offering price per share ($27,969,746 ÷ 872,001 shares)A	$ 32.08

Class C: Net Asset Value and offering price per share ($99,565,612 ÷ 3,125,538 shares)A	$ 31.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,902,463 ÷ 1,808,398 shares)	$ 35.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,682,976
Interest		26,248
Income from Fidelity Central Funds		56,468
Income before foreign taxes withheld		3,765,692
Less foreign taxes withheld		(390,035)
Total income		3,375,657

Expenses
Management fee	$ 1,580,911
Transfer agent fees	565,668
Distribution and service plan fees	1,032,167
Accounting and security lending fees	116,091
Custodian fees and expenses	201,900
Independent trustees' compensation	1,091
Registration fees	87,321
Audit	46,446
Legal	756
Interest	1,005
Miscellaneous	1,977
Total expenses before reductions	3,635,333
Expense reductions	(101,667)	3,533,666
Net investment income (loss)		(158,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,543,661
Foreign currency transactions	43,115
Futures contracts	(459,204)
Total net realized gain (loss)		28,127,572
Change in net unrealized appreciation (depreciation) on: Investment securities	18,729,395
Assets and liabilities in foreign currencies	6,252
Total change in net unrealized appreciation (depreciation)		18,735,647
Net gain (loss)		46,863,219
Net increase (decrease) in net assets resulting from operations		$ 46,705,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (158,009)	$ 2,119,167
Net realized gain (loss)	28,127,572	58,114,163
Change in net unrealized appreciation (depreciation)	18,735,647	23,767,257
Net increase (decrease) in net assets resulting from operations	46,705,210	84,000,587
Distributions to shareholders from net investment income	(1,974,209)	(971,544)
Distributions to shareholders from net realized gain	(23,691,358)	(2,532,430)
Total distributions	(25,665,567)	(3,503,974)
Share transactions - net increase (decrease)	54,597,124	46,082,399
Redemption fees	60,338	86,566
Total increase (decrease) in net assets	75,697,105	126,665,578

Net Assets
Beginning of period	412,617,082	285,951,504
End of period (including accumulated net investment loss of $159,286 and undistributed net investment income of $1,972,932, respectively)	$ 488,314,187	$ 412,617,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70
Income from Investment Operations
Net investment income (loss) E	.02	.25	.19	.19	.24	.22
Net realized and unrealized gain (loss)	3.47	7.09	10.07	(18.72)	16.64	6.10
Total from investment operations	3.49	7.34	10.26	(18.53)	16.88	6.32
Distributions from net investment income	(.20)	(.12)	(.05)	(.23)	(.15)	(.16)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(2.01)	(.34)	(.05)	(3.29)	(1.83)	(1.55)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 34.45	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48
Total Return B, C, D	11.11%	28.53%	65.43%	(53.66)%	80.43%	38.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.54%	1.50%	1.47%	1.73%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.50%	1.50%	1.47%	1.50%
Expenses net of all reductions	1.37% A	1.40%	1.41%	1.41%	1.40%	1.39%
Net investment income (loss)	.15% A	.86%	.94%	.73%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,239	$ 189,255	$ 131,564	$ 71,722	$ 152,630	$ 55,790
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45
Income from Investment Operations
Net investment income (loss) E	(.02)	.15	.14	.12	.16	.17
Net realized and unrealized gain (loss)	3.38	6.94	9.86	(18.38)	16.37	6.01
Total from investment operations	3.36	7.09	10.00	(18.26)	16.53	6.18
Distributions from net investment income	(.12)	(.08)	(.04)	(.14)	(.12)	(.12)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(1.93)	(.30)	(.04)	(3.20)	(1.80)	(1.51)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 33.63	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13
Total Return B, C, D	10.94%	28.13%	65.06%	(53.79)%	79.98%	37.69%
Ratios to Average Net Assets F,H
Expenses before reductions	1.72% A	1.74%	1.84%	1.80%	1.79%	2.07%
Expenses net of fee waivers, if any	1.71% A	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.70%	1.66%	1.66%	1.67%	1.64%
Net investment income (loss)	(.16)% A	.55%	.69%	.48%	.61%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,637	$ 61,620	$ 45,259	$ 25,205	$ 64,813	$ 28,850
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94
Income from Investment Operations
Net investment income (loss) E	(.10)	.02	.04	(.01)	.03	.06
Net realized and unrealized gain (loss)	3.23	6.61	9.45	(17.68)	15.79	5.84
Total from investment operations	3.13	6.63	9.49	(17.69)	15.82	5.90
Distributions from net investment income	-	-	(.03)	-	(.03)	(.04)
Distributions from net realized gain	(1.77)	(.21)	-	(3.05)	(1.68)	(1.39)
Total distributions	(1.77)	(.21)	(.03)	(3.05)	(1.71)	(1.43)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 32.08	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42
Total Return B,C,D	10.68%	27.48%	64.23%	(54.01)%	79.01%	36.99%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.24%	2.32%	2.29%	2.28%	2.59%
Expenses net of fee waivers, if any	2.21% A	2.24%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.16% A	2.20%	2.16%	2.16%	2.17%	2.14%
Net investment income (loss)	(.65)% A	.06%	.19%	(.02)%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,970	$ 29,611	$ 25,750	$ 17,040	$ 40,775	$ 18,985
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94
Income from Investment Operations
Net investment income (loss) E	(.09)	.03	.04	- J	.04	.06
Net realized and unrealized gain (loss)	3.22	6.59	9.41	(17.63)	15.76	5.84
Total from investment operations	3.13	6.62	9.45	(17.63)	15.80	5.90
Distributions from net investment income	(.04)	(.02)	(.03)	(.04)	(.05)	(.07)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(1.85)	(.24)	(.03)	(3.10)	(1.73)	(1.46)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 31.86	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39
Total Return B, C, D	10.74%	27.58%	64.21%	(54.02)%	79.05%	37.02%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.17%	2.28%	2.25%	2.21%	2.46%
Expenses net of fee waivers, if any	2.15% A	2.17%	2.25%	2.25%	2.21%	2.25%
Expenses net of all reductions	2.11% A	2.13%	2.16%	2.16%	2.13%	2.14%
Net investment income (loss)	(.60)% A	.12%	.19%	(.02)%	.14%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,566	$ 87,089	$ 59,491	$ 30,577	$ 82,070	$ 33,047
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97
Income from Investment Operations
Net investment income (loss) D	.07	.34	.26	.27	.34	.27
Net realized and unrealized gain (loss)	3.56	7.26	10.29	(19.09)	16.92	6.19
Total from investment operations	3.63	7.60	10.55	(18.82)	17.26	6.46
Distributions from net investment income	(.29)	(.17)	(.05)	(.31)	(.19)	(.21)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(2.09) J	(.39)	(.05)	(3.37)	(1.87)	(1.60)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 35.34	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84
Total Return B, C	11.29%	28.87%	65.94%	(53.53)%	80.97%	38.28%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.14%	1.25%	1.20%	1.16%	1.41%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.25%	1.20%	1.16%	1.25%
Expenses net of all reductions	1.07% A	1.10%	1.16%	1.11%	1.08%	1.14%
Net investment income (loss)	.44% A	1.16%	1.18%	1.03%	1.20%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,902	$ 45,042	$ 23,888	$ 5,933	$ 16,300	$ 5,086
Portfolio turnover rate F	124% A	138%	91%	92% H	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,768,544
Gross unrealized depreciation	(8,095,804)
Net unrealized appreciation (depreciation) on securities and other investments	$ 97,672,740
Tax cost	$ 390,222,215

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(459,204) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $297,915,348 and $268,786,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 257,820	$ 12,565
Class T	.25%	.25%	163,024	1,901
Class B	.75%	.25%	142,041	107,138
Class C	.75%	.25%	469,282	121,086
			$ 1,032,167	$ 242,690

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 81,909
Class T	12,956
Class B*	24,877
Class C*	4,713
$ 124,455

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 255,063.25
Class T	100,190.31
Class B	42,790.30
Class C	112,425.24
Institutional Class	55,200.21
	$ 565,668

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $303 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,882,286.44%		$ 1,005

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $765 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,416. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75% - 1.90%*	$ 3,344
Class B	2.25% - 2.40%*	1,308
		$ 4,652

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $97,015 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,195,290	$ 615,994
Class T	238,054	138,177
Class C	129,641	55,860
Institutional Class	411,224	161,513
Total	$ 1,974,209	$ 971,544
From net realized gain
Class A	$ 10,575,901	$ 1,138,813
Class T	3,522,015	399,983
Class B	1,697,909	223,532
Class C	5,318,244	558,596
Institutional Class	2,577,289	211,506
Total	$ 23,691,358	$ 2,532,430

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,434,652	2,066,420	$ 46,599,760	$ 59,859,672
Reinvestment of distributions	309,671	54,021	9,819,659	1,525,557
Shares redeemed	(888,994)	(1,447,315)	(28,769,240)	(40,817,600)
Net increase (decrease)	855,329	673,126	$ 27,650,179	$ 20,567,629
Class T
Shares sold	296,857	516,790	$ 9,457,000	$ 14,594,570
Reinvestment of distributions	118,524	18,968	3,673,045	524,658
Shares redeemed	(258,749)	(403,834)	(8,135,440)	(11,178,425)
Net increase (decrease)	156,632	131,924	$ 4,994,605	$ 3,940,803
Class B
Shares sold	47,939	202,362	$ 1,460,434	$ 5,365,940
Reinvestment of distributions	44,891	6,691	1,329,672	177,369
Shares redeemed	(184,888)	(305,292)	(5,595,657)	(8,111,865)
Net increase (decrease)	(92,058)	(96,239)	$ (2,805,551)	$ (2,568,556)
Class C
Shares sold	670,928	996,034	$ 20,318,182	$ 27,112,281
Reinvestment of distributions	152,906	18,926	4,496,965	499,282
Shares redeemed	(545,971)	(626,174)	(16,109,399)	(16,404,984)
Net increase (decrease)	277,863	388,786	$ 8,705,748	$ 11,206,579
Institutional Class
Shares sold	728,460	836,632	$ 24,349,285	$ 24,478,070
Reinvestment of distributions	57,110	9,083	1,854,949	262,322
Shares redeemed	(309,834)	(411,905)	(10,152,091)	(11,804,448)
Net increase (decrease)	475,736	433,810	$ 16,052,143	$ 12,935,944

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0611
1.784873.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Asia
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.41%
Actual		$ 1,000.00	$ 1,111.10	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.71%
Actual		$ 1,000.00	$ 1,109.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class B	2.21%
Actual		$ 1,000.00	$ 1,106.80	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.15%
Actual		$ 1,000.00	$ 1,107.40	$ 11.23
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,112.90	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3	2.5
Industrial & Commercial Bank of China Ltd. (H Shares)	2.7	0.8
China Construction Bank Corp. (H Shares)	2.1	2.5
CNOOC Ltd.	1.9	1.9
Hyundai Motor Co.	1.7	1.2
Keppel Corp. Ltd.	1.7	1.3
LG Chemical Ltd.	1.6	0.9
Fubon Financial Holding Co. Ltd.	1.5	1.1
PetroChina Co. Ltd. (H Shares)	1.5	0.0
	22.1
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	32.0
Information Technology	16.9	15.8
Industrials	11.6	10.4
Materials	10.4	8.3
Consumer Discretionary	8.5	9.3
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 97.9%	Stocks 97.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 2.7%
Cheung Kong Infrastructure Holdings Ltd.	208,000	$ 1,013,713
China Yurun Food Group Ltd.	417,000	1,527,581
Cosco Pacific Ltd.	782,000	1,619,119
GOME Electrical Appliances Holdings Ltd. (a)	3,227,000	1,159,282
Great Eagle Holdings Ltd.	70,000	248,767
Huabao International Holdings Ltd.	773,000	1,146,616
Jardine Matheson Holdings Ltd.	52,000	2,496,000
Jinhui Shipping & Transportation Ltd. (a)	129,000	410,628
Noble Group Ltd.	1,673,272	3,048,402
PAX Global Technology Ltd.	259,000	94,045
SmarTone Telecommunications Holdings Ltd.	452,000	699,566
TOTAL BERMUDA		13,463,719
Canada - 0.3%
Niko Resources Ltd.	15,500	1,309,825
Sino-Forest Corp. (a)	7,400	183,885
TOTAL CANADA		1,493,710
Cayman Islands - 4.2%
Ajisen (China) Holdings Ltd.	299,000	596,745
Central China Real Estate Ltd.	3,012,000	833,833
Chaoda Modern Agriculture (Holdings) Ltd.	3,564,000	2,216,515
China Infrastructure Machinery Holdings Ltd.	1,147,000	846,260
China Shanshui Cement Group Ltd.	994,000	1,113,503
China ZhengTong Auto Services Holdings Ltd.	393,000	444,803
Country Garden Holdings Co. Ltd.	3,946,000	1,600,492
Global Dairy Holdings Ltd.	484,000	209,397
International Taifeng Holdings Ltd.	1,524,000	826,139
Kingboard Chemical Holdings Ltd.	680,000	3,725,584
KWG Property Holding Ltd.	645,000	465,917
Ming Fung Jewellery Group Ltd.	1,030,000	125,993
New World Department Store China Ltd.	261,000	227,854
Samson Holding Ltd.	1,352,000	302,909
Shenguan Holdings Group Ltd.	662,000	879,678
Shui On Land Ltd.	1,734,445	768,254
Spreadtrum Communications, Inc. ADR (a)	41,500	888,100
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	135,400	1,214,538
Trina Solar Ltd. (a)(d)	47,500	1,353,275
Xingda International Holdings Ltd.	717,000	827,205
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	20,700	259,371
Youyuan International Holdings Ltd.	1,492,000	864,504
TOTAL CAYMAN ISLANDS		20,590,869
Common Stocks - continued
	Shares	Value
China - 16.7%
Agricultural Bank China Ltd. (H Shares)	7,426,000	$ 4,388,878
Air China Ltd. (H Shares)	1,336,000	1,352,119
Anhui Conch Cement Co. Ltd. (H Shares)	531,000	2,505,846
Anhui Expressway Co. Ltd. (H Shares)	752,000	629,386
Baidu.com, Inc. sponsored ADR (a)	11,300	1,678,276
Bank of China Ltd. (H Shares)	5,430,000	2,999,459
China Communications Construction Co. Ltd. (H Shares)	1,904,000	1,757,810
China Communications Services Corp. Ltd. (H Shares)	1,960,000	1,196,245
China Construction Bank Corp. (H Shares)	10,933,000	10,332,877
China Cosco Holdings Co. Ltd. (H Shares) (a)	1,167,000	1,120,974
China Metal Recycling (Holdings) Ltd.	826,200	1,146,806
China Minsheng Banking Corp. Ltd. (H Shares)	5,809,500	5,572,895
China Oilfield Services Ltd. (H Shares)	1,098,000	2,171,598
China Pacific Insurance Group Co. Ltd. (H Shares)	517,200	2,234,276
China Petroleum & Chemical Corp. (H Shares)	4,816,000	4,854,354
China Southern Airlines Ltd. (H Shares) (a)	840,000	440,687
China Telecom Corp. Ltd. (H Shares)	5,984,000	3,481,746
Focus Media Holding Ltd. ADR (a)	34,200	1,202,130
Great Wall Motor Co. Ltd. (H Shares)	608,250	1,090,203
Guangzhou R&F Properties Co. Ltd. (H Shares)	778,400	1,060,411
Harbin Power Equipment Co. Ltd. (H Shares)	1,864,000	1,797,685
Huaneng Power International, Inc. (H Shares)	2,446,000	1,350,842
Industrial & Commercial Bank of China Ltd. (H Shares)	15,459,000	13,077,737
PetroChina Co. Ltd. (H Shares)	4,988,000	7,240,535
Ping An Insurance Group Co. China Ltd. (H Shares)	371,500	4,039,655
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	112,799	185,474
Shenzhen Expressway Co. Ltd. (H Shares)	1,340,000	893,759
Sinotrans Ltd. (H Shares)	3,637,000	889,780
Tianneng Power International Ltd.	278,000	146,762
Zhongpin, Inc. (a)(d)	39,300	656,310
TOTAL CHINA		81,495,515
Hong Kong - 11.7%
AIA Group Ltd.	1,837,600	6,187,405
BYD Electronic International Co. Ltd.	547,500	293,267
Cathay Pacific Airways Ltd.	1,312,000	3,273,961
China Overseas Land & Investment Ltd.	1,510,000	2,904,781
Citic Pacific Ltd.	856,000	2,557,099
CNOOC Ltd.	3,747,500	9,314,641
Dah Chong Hong Holdings Ltd.	335,000	383,040
First Pacific Co. Ltd.	798,000	750,087
Galaxy Entertainment Group Ltd. (a)	126,000	226,486
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Giordano International Ltd.	382,000	$ 275,938
Hang Lung Group Ltd.	266,000	1,791,303
Hong Kong Exchanges and Clearing Ltd.	84,000	1,916,588
Hongkong Land Holdings Ltd.	585,000	4,381,650
Hysan Development Co. Ltd.	203,000	947,523
New World Development Co. Ltd.	1,095,000	1,920,335
PCCW Ltd.	7,391,000	2,931,162
Power Assets Holdings Ltd.	1,006,000	7,040,174
Sino-Ocean Land Holdings Ltd.	1,947,500	1,105,864
Sinotruk Hong Kong Ltd.	425,500	352,835
SJM Holdings Ltd.	629,000	1,355,788
Swire Pacific Ltd. (A Shares)	245,500	3,749,057
Wharf Holdings Ltd.	457,000	3,342,338
TOTAL HONG KONG		57,001,322
India - 8.6%
Apollo Tyres Ltd.	455,823	714,815
Axis Bank Ltd.	69,200	2,011,812
Bajaj Auto Ltd.	49,700	1,655,356
Bank of Baroda	98,935	2,072,930
Bank of India	112,326	1,160,190
Bharti Airtel Ltd.	315,790	2,711,919
Canara Bank	125,531	1,792,267
Dena Bank	129,933	312,098
Ess Dee Aluminium Ltd.	87,436	911,998
Grasim Industries Ltd.	20,528	1,194,542
HCL Infosystems Ltd.	145,422	364,910
Hindalco Industries Ltd.	380,098	1,855,613
ICSA (India) Ltd.	186,602	488,694
Idea Cellular Ltd. (a)	431,913	672,439
Indian Oil Corp. Ltd.	198,190	1,521,972
Indian Overseas Bank	287,839	992,201
Jubilant Industries Ltd. (a)	5,873	31,651
Mahindra & Mahindra Financial Services Ltd.	84,060	1,390,110
Oriental Bank of Commerce	177,957	1,389,516
Patni Computer Systems Ltd.	158,817	1,536,361
Piramal Healthcare Ltd.	63,145	654,065
Ramky Infrastructure Ltd.	73,635	484,605
Reliance Infrastructure Ltd.	35,910	535,546
Shree Renuka Sugars Ltd.	232,620	370,310
Shriram Transport Finance Co. Ltd.	24,200	423,739
Sintex Industries Ltd.	172,960	677,888
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	40,481	$ 2,565,428
Sun TV Ltd.	47,728	460,078
Tata Consultancy Services Ltd.	170,782	4,498,295
Tata Motors Ltd. Class A	89,521	1,374,523
Tata Power Co. Ltd.	41,259	1,216,094
Titan Industries Ltd.	12,572	1,144,732
Tulip Telecom Ltd.	123,038	434,685
Welspun Gujarat Stahl Rohren Ltd.	240,146	1,039,430
Yes Bank Ltd.	162,600	1,121,170
Zee Learn Ltd. (a)	35,117	18,013
TOTAL INDIA		41,799,995
Indonesia - 3.4%
PT Aneka Tambang Tbk	877,500	233,105
PT Astra International Tbk	514,000	3,370,053
PT Bank Rakyat Indonesia Tbk	8,487,500	6,392,391
PT BISI International Tbk (a)	376,500	73,418
PT Indofood Sukses Makmur Tbk	3,024,000	1,959,741
PT Indosat Tbk	392,500	245,198
PT Perusahaan Gas Negara Tbk Series B	4,731,000	2,209,718
PT Tower Bersama Infrastructure Tbk	2,425,000	686,669
PT XL Axiata Tbk	1,552,500	1,232,720
TOTAL INDONESIA		16,403,013
Japan - 0.0%
Daikokutenbussan Co. Ltd.	400	13,071
SMC Corp.	1,400	255,714
TOTAL JAPAN		268,785
Korea (South) - 21.0%
BS Financial Group, Inc. (a)	333,090	4,863,081
Cheil Worldwide, Inc.	142,040	1,834,489
CJ Corp.	37,187	2,812,081
Daegu Bank Co. Ltd.	72,680	1,217,568
Dongbu Insurance Co. Ltd.	31,260	1,492,054
Doosan Co. Ltd.	15,093	1,857,490
Doosan Construction & Engineering Co. Ltd.	133,800	641,138
Duksan Hi-Metal Co. Ltd. (a)	43,555	927,352
GS Holdings Corp.	23,370	1,957,524
Honam Petrochemical Corp.	7,131	2,522,711
Hyundai Department Store Co. Ltd.	6,787	997,247
Hyundai Heavy Industries Co. Ltd.	14,335	7,177,559
Hyundai Hysco Co. Ltd.	32,160	1,310,779
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	15,284	$ 5,135,193
Hyundai Motor Co.	36,543	8,430,365
Hyundai Steel Co.	34,900	4,442,113
Industrial Bank of Korea	234,770	4,515,228
Kia Motors Corp.	53,840	3,874,866
Korea Investment Holdings Co. Ltd.	20,080	788,353
Korea Zinc Co. Ltd.	4,609	1,820,306
Kyeryong Construction Industrial Co. Ltd.	11,900	157,033
LG Chemical Ltd.	15,477	7,676,936
LIG Non-Life Insurance Co. Ltd.	36,410	901,305
Lotte Shopping Co. Ltd.	5,245	2,397,924
NHN Corp. (a)	14,011	2,786,463
Samsung Card Co. Ltd.	28,541	1,421,039
Samsung Electronics Co. Ltd.	24,234	20,253,576
SK Telecom Co. Ltd.	47,531	7,222,811
Sungwoo Hitech Co. Ltd.	36,031	730,062
TK Corp. (a)	9,901	223,780
TOTAL KOREA (SOUTH)		102,388,426
Malaysia - 1.7%
AMMB Holdings Bhd	1,138,900	2,452,720
Axiata Group Bhd (a)	1,470,100	2,431,558
Glomac Bhd	552,400	346,823
Hong Leong Bank Bhd	138,400	485,860
Malayan Banking Bhd	589,971	1,742,530
RHB Capital Bhd	267,700	800,615
TOTAL MALAYSIA		8,260,106
Mauritius - 0.4%
Golden Agri-Resources Ltd.	3,739,000	2,031,318
Philippines - 0.3%
Aboitiz Power Corp.	1,096,000	807,822
Universal Robina Corp.	822,000	716,285
TOTAL PHILIPPINES		1,524,107
Singapore - 4.7%
Avago Technologies Ltd.	13,500	451,710
China Minzhong Food Corp. Ltd.	267,000	394,812
City Developments Ltd.	220,000	2,128,018
First Resources Ltd.	999,000	1,126,278
Keppel Corp. Ltd.	853,600	8,298,550
SembCorp Industries Ltd.	965,000	4,257,179
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Marine Ltd.	656,000	$ 3,038,699
Yangzijiang Shipbuilding Holdings Ltd.	762,000	1,126,768
Yanlord Land Group Ltd.	1,816,000	2,151,219
TOTAL SINGAPORE		22,973,233
Taiwan - 16.4%
Advanced Semiconductor Engineering, Inc.	2,607,000	3,048,441
ASUSTeK Computer, Inc.	199,000	1,789,855
Far East Department Stores Co. Ltd.	419,000	739,111
Farglory Land Development Co. Ltd.	330,000	751,229
Formosa Chemicals & Fibre Corp.	1,628,000	6,555,133
Formosa Plastics Corp.	1,770,000	7,219,453
Foxconn Technology Co. Ltd.	247,000	1,179,676
Fubon Financial Holding Co. Ltd.	5,057,549	7,405,162
Hon Hai Precision Industry Co. Ltd. (Foxconn)	758,000	2,867,108
HTC Corp.	148,750	6,741,328
Huaku Development Co. Ltd.	325,971	955,697
Insyde Software Corp.	98,195	484,385
King Slide Works Co. Ltd.	102,850	530,654
Nan Ya Plastics Corp.	1,204,000	3,685,243
Quanta Computer, Inc.	862,000	1,697,856
Siliconware Precision Industries Co. Ltd.	1,366,000	1,828,824
TaiChung Business Bank (a)	788,000	329,650
Taishin Financial Holdings Co. Ltd.	10,966,890	6,442,116
Taiwan Cement Corp.	1,471,424	2,151,865
Taiwan Semiconductor Manufacturing Co. Ltd.	6,326,393	16,336,603
Tripod Technology Corp.	639,000	3,018,459
Unified-President Enterprises Corp.	1,099,000	1,578,484
United Microelectronics Corp.	4,989,000	2,599,785
TOTAL TAIWAN		79,936,117
Thailand - 5.3%
Advanced Info Service PCL (For. Reg.)	486,500	1,507,075
Asian Property Development PCL (For. Reg.)	3,010,900	635,254
Bangkok Bank Public Co. Ltd.:
(For. Reg.)	295,500	1,682,351
NVDR	62,100	353,550
Banpu PCL (For. Reg.)	198,700	4,964,173
BEC World PCL (For. Reg.)	1,397,700	1,614,891
Bumrungrad Hospital PCL (For. Reg.)	173,400	225,025
Charoen Pokphand Foods PCL (For. Reg.)	2,027,100	2,002,661
Electricity Generating PCL (For. Reg.)	661,400	2,098,716
Common Stocks - continued
	Shares	Value
Thailand - continued
LPN Development PCL (For. Reg.)	1,772,400	$ 635,120
National Finance PCL (For. Reg.)	1,128,300	1,152,483
PTT PCL (For. Reg.)	214,500	2,693,821
Siam Cement PCL:
(For. Reg.)	98,200	1,361,514
NVDR unit	7,800	97,957
Siam Commercial Bank PCL (For. Reg.)	669,400	2,600,482
Siam Makro PCL (For. Reg.)	191,500	1,061,395
Supalai PCL (For. Reg.)	1,471,800	591,480
Total Access Communication PCL unit	263,900	446,314
TOTAL THAILAND		25,724,262
United Kingdom - 0.3%
HSBC Holdings PLC (Hong Kong)	143,228	1,558,593
United States of America - 0.2%
China Natural Gas, Inc. (a)(d)	13,300	70,623
Cognizant Technology Solutions Corp. Class A (a)	7,700	638,330
SORL Auto Parts, Inc. (a)(d)	45,900	236,385
TOTAL UNITED STATES OF AMERICA		945,338
TOTAL COMMON STOCKS (Cost $379,489,700)		477,858,428
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.13% (b)	6,990,757	6,990,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,045,770	3,045,770
TOTAL MONEY MARKET FUNDS (Cost $10,036,527)		10,036,527
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,526,227)		487,894,955
NET OTHER ASSETS (LIABILITIES) - 0.1%		419,232
NET ASSETS - 100%		$ 488,314,187
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,052
Fidelity Securities Lending Cash Central Fund	50,416
Total	$ 56,468
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 102,388,426	$ 95,165,615	$ 7,222,811	$ -
China	81,495,515	64,127,351	17,368,164	-
Taiwan	79,936,117	56,122,464	23,813,653	-
Hong Kong	57,001,322	47,686,681	9,314,641	-
India	41,799,995	36,684,064	5,115,931	-
Thailand	25,724,262	25,724,262	-	-
Singapore	22,973,233	22,973,233	-	-
Cayman Islands	20,590,869	20,590,869	-	-
Indonesia	16,403,013	16,403,013	-	-
Other	29,545,676	27,232,438	2,313,238	-
Money Market Funds	10,036,527	10,036,527	-	-
Total Investments in Securities:	$ 487,894,955	$ 422,746,517	$ 65,148,438	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,299
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,299)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,006,668) - See accompanying schedule: Unaffiliated issuers (cost $379,489,700)	$ 477,858,428
Fidelity Central Funds (cost $10,036,527)	10,036,527
Total Investments (cost $389,526,227)		$ 487,894,955
Foreign currency held at value (cost $85,442)		85,650
Receivable for investments sold		1,133,533
Receivable for fund shares sold		1,674,048
Dividends receivable		1,637,579
Distributions receivable from Fidelity Central Funds		6,011
Prepaid expenses		368
Other receivables		274,658
Total assets		492,706,802

Liabilities
Payable for investments purchased	$ 22,454
Payable for fund shares redeemed	661,291
Accrued management fee	281,259
Distribution and service plan fees payable	179,169
Other affiliated payables	114,180
Other payables and accrued expenses	88,492
Collateral on securities loaned, at value	3,045,770
Total liabilities		4,392,615

Net Assets		$ 488,314,187
Net Assets consist of:
Paid in capital		$ 363,338,431
Accumulated net investment loss		(159,286)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,747,236
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,387,806
Net Assets		$ 488,314,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,239,171 ÷ 6,596,402 shares)	$ 34.45

Maximum offering price per share (100/94.25 of $34.45)	$ 36.55
Class T: Net Asset Value and redemption price per share ($69,637,195 ÷ 2,070,469 shares)	$ 33.63

Maximum offering price per share (100/96.50 of $33.63)	$ 34.85
Class B: Net Asset Value and offering price per share ($27,969,746 ÷ 872,001 shares)A	$ 32.08

Class C: Net Asset Value and offering price per share ($99,565,612 ÷ 3,125,538 shares)A	$ 31.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,902,463 ÷ 1,808,398 shares)	$ 35.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,682,976
Interest		26,248
Income from Fidelity Central Funds		56,468
Income before foreign taxes withheld		3,765,692
Less foreign taxes withheld		(390,035)
Total income		3,375,657

Expenses
Management fee	$ 1,580,911
Transfer agent fees	565,668
Distribution and service plan fees	1,032,167
Accounting and security lending fees	116,091
Custodian fees and expenses	201,900
Independent trustees' compensation	1,091
Registration fees	87,321
Audit	46,446
Legal	756
Interest	1,005
Miscellaneous	1,977
Total expenses before reductions	3,635,333
Expense reductions	(101,667)	3,533,666
Net investment income (loss)		(158,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,543,661
Foreign currency transactions	43,115
Futures contracts	(459,204)
Total net realized gain (loss)		28,127,572
Change in net unrealized appreciation (depreciation) on: Investment securities	18,729,395
Assets and liabilities in foreign currencies	6,252
Total change in net unrealized appreciation (depreciation)		18,735,647
Net gain (loss)		46,863,219
Net increase (decrease) in net assets resulting from operations		$ 46,705,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (158,009)	$ 2,119,167
Net realized gain (loss)	28,127,572	58,114,163
Change in net unrealized appreciation (depreciation)	18,735,647	23,767,257
Net increase (decrease) in net assets resulting from operations	46,705,210	84,000,587
Distributions to shareholders from net investment income	(1,974,209)	(971,544)
Distributions to shareholders from net realized gain	(23,691,358)	(2,532,430)
Total distributions	(25,665,567)	(3,503,974)
Share transactions - net increase (decrease)	54,597,124	46,082,399
Redemption fees	60,338	86,566
Total increase (decrease) in net assets	75,697,105	126,665,578

Net Assets
Beginning of period	412,617,082	285,951,504
End of period (including accumulated net investment loss of $159,286 and undistributed net investment income of $1,972,932, respectively)	$ 488,314,187	$ 412,617,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70
Income from Investment Operations
Net investment income (loss) E	.02	.25	.19	.19	.24	.22
Net realized and unrealized gain (loss)	3.47	7.09	10.07	(18.72)	16.64	6.10
Total from investment operations	3.49	7.34	10.26	(18.53)	16.88	6.32
Distributions from net investment income	(.20)	(.12)	(.05)	(.23)	(.15)	(.16)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(2.01)	(.34)	(.05)	(3.29)	(1.83)	(1.55)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 34.45	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48
Total Return B, C, D	11.11%	28.53%	65.43%	(53.66)%	80.43%	38.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.54%	1.50%	1.47%	1.73%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.50%	1.50%	1.47%	1.50%
Expenses net of all reductions	1.37% A	1.40%	1.41%	1.41%	1.40%	1.39%
Net investment income (loss)	.15% A	.86%	.94%	.73%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,239	$ 189,255	$ 131,564	$ 71,722	$ 152,630	$ 55,790
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45
Income from Investment Operations
Net investment income (loss) E	(.02)	.15	.14	.12	.16	.17
Net realized and unrealized gain (loss)	3.38	6.94	9.86	(18.38)	16.37	6.01
Total from investment operations	3.36	7.09	10.00	(18.26)	16.53	6.18
Distributions from net investment income	(.12)	(.08)	(.04)	(.14)	(.12)	(.12)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(1.93)	(.30)	(.04)	(3.20)	(1.80)	(1.51)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 33.63	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13
Total Return B, C, D	10.94%	28.13%	65.06%	(53.79)%	79.98%	37.69%
Ratios to Average Net Assets F,H
Expenses before reductions	1.72% A	1.74%	1.84%	1.80%	1.79%	2.07%
Expenses net of fee waivers, if any	1.71% A	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.70%	1.66%	1.66%	1.67%	1.64%
Net investment income (loss)	(.16)% A	.55%	.69%	.48%	.61%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,637	$ 61,620	$ 45,259	$ 25,205	$ 64,813	$ 28,850
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94
Income from Investment Operations
Net investment income (loss) E	(.10)	.02	.04	(.01)	.03	.06
Net realized and unrealized gain (loss)	3.23	6.61	9.45	(17.68)	15.79	5.84
Total from investment operations	3.13	6.63	9.49	(17.69)	15.82	5.90
Distributions from net investment income	-	-	(.03)	-	(.03)	(.04)
Distributions from net realized gain	(1.77)	(.21)	-	(3.05)	(1.68)	(1.39)
Total distributions	(1.77)	(.21)	(.03)	(3.05)	(1.71)	(1.43)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 32.08	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42
Total Return B,C,D	10.68%	27.48%	64.23%	(54.01)%	79.01%	36.99%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.24%	2.32%	2.29%	2.28%	2.59%
Expenses net of fee waivers, if any	2.21% A	2.24%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.16% A	2.20%	2.16%	2.16%	2.17%	2.14%
Net investment income (loss)	(.65)% A	.06%	.19%	(.02)%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,970	$ 29,611	$ 25,750	$ 17,040	$ 40,775	$ 18,985
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94
Income from Investment Operations
Net investment income (loss) E	(.09)	.03	.04	- J	.04	.06
Net realized and unrealized gain (loss)	3.22	6.59	9.41	(17.63)	15.76	5.84
Total from investment operations	3.13	6.62	9.45	(17.63)	15.80	5.90
Distributions from net investment income	(.04)	(.02)	(.03)	(.04)	(.05)	(.07)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(1.85)	(.24)	(.03)	(3.10)	(1.73)	(1.46)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 31.86	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39
Total Return B, C, D	10.74%	27.58%	64.21%	(54.02)%	79.05%	37.02%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.17%	2.28%	2.25%	2.21%	2.46%
Expenses net of fee waivers, if any	2.15% A	2.17%	2.25%	2.25%	2.21%	2.25%
Expenses net of all reductions	2.11% A	2.13%	2.16%	2.16%	2.13%	2.14%
Net investment income (loss)	(.60)% A	.12%	.19%	(.02)%	.14%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,566	$ 87,089	$ 59,491	$ 30,577	$ 82,070	$ 33,047
Portfolio turnover rate G	124% A	138%	91%	92% I	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97
Income from Investment Operations
Net investment income (loss) D	.07	.34	.26	.27	.34	.27
Net realized and unrealized gain (loss)	3.56	7.26	10.29	(19.09)	16.92	6.19
Total from investment operations	3.63	7.60	10.55	(18.82)	17.26	6.46
Distributions from net investment income	(.29)	(.17)	(.05)	(.31)	(.19)	(.21)
Distributions from net realized gain	(1.81)	(.22)	-	(3.06)	(1.68)	(1.39)
Total distributions	(2.09) J	(.39)	(.05)	(3.37)	(1.87)	(1.60)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 35.34	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84
Total Return B, C	11.29%	28.87%	65.94%	(53.53)%	80.97%	38.28%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.14%	1.25%	1.20%	1.16%	1.41%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.25%	1.20%	1.16%	1.25%
Expenses net of all reductions	1.07% A	1.10%	1.16%	1.11%	1.08%	1.14%
Net investment income (loss)	.44% A	1.16%	1.18%	1.03%	1.20%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,902	$ 45,042	$ 23,888	$ 5,933	$ 16,300	$ 5,086
Portfolio turnover rate F	124% A	138%	91%	92% H	66%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,768,544
Gross unrealized depreciation	(8,095,804)
Net unrealized appreciation (depreciation) on securities and other investments	$ 97,672,740
Tax cost	$ 390,222,215

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(459,204) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $297,915,348 and $268,786,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 257,820	$ 12,565
Class T	.25%	.25%	163,024	1,901
Class B	.75%	.25%	142,041	107,138
Class C	.75%	.25%	469,282	121,086
			$ 1,032,167	$ 242,690

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 81,909
Class T	12,956
Class B*	24,877
Class C*	4,713
$ 124,455

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 255,063.25
Class T	100,190.31
Class B	42,790.30
Class C	112,425.24
Institutional Class	55,200.21
	$ 565,668

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $303 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,882,286.44%		$ 1,005

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $765 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,416. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75% - 1.90%*	$ 3,344
Class B	2.25% - 2.40%*	1,308
		$ 4,652

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $97,015 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,195,290	$ 615,994
Class T	238,054	138,177
Class C	129,641	55,860
Institutional Class	411,224	161,513
Total	$ 1,974,209	$ 971,544
From net realized gain
Class A	$ 10,575,901	$ 1,138,813
Class T	3,522,015	399,983
Class B	1,697,909	223,532
Class C	5,318,244	558,596
Institutional Class	2,577,289	211,506
Total	$ 23,691,358	$ 2,532,430

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,434,652	2,066,420	$ 46,599,760	$ 59,859,672
Reinvestment of distributions	309,671	54,021	9,819,659	1,525,557
Shares redeemed	(888,994)	(1,447,315)	(28,769,240)	(40,817,600)
Net increase (decrease)	855,329	673,126	$ 27,650,179	$ 20,567,629
Class T
Shares sold	296,857	516,790	$ 9,457,000	$ 14,594,570
Reinvestment of distributions	118,524	18,968	3,673,045	524,658
Shares redeemed	(258,749)	(403,834)	(8,135,440)	(11,178,425)
Net increase (decrease)	156,632	131,924	$ 4,994,605	$ 3,940,803
Class B
Shares sold	47,939	202,362	$ 1,460,434	$ 5,365,940
Reinvestment of distributions	44,891	6,691	1,329,672	177,369
Shares redeemed	(184,888)	(305,292)	(5,595,657)	(8,111,865)
Net increase (decrease)	(92,058)	(96,239)	$ (2,805,551)	$ (2,568,556)
Class C
Shares sold	670,928	996,034	$ 20,318,182	$ 27,112,281
Reinvestment of distributions	152,906	18,926	4,496,965	499,282
Shares redeemed	(545,971)	(626,174)	(16,109,399)	(16,404,984)
Net increase (decrease)	277,863	388,786	$ 8,705,748	$ 11,206,579
Institutional Class
Shares sold	728,460	836,632	$ 24,349,285	$ 24,478,070
Reinvestment of distributions	57,110	9,083	1,854,949	262,322
Shares redeemed	(309,834)	(411,905)	(10,152,091)	(11,804,448)
Net increase (decrease)	475,736	433,810	$ 16,052,143	$ 12,935,944

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0611
1.784874.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.56%
Actual		$ 1,000.00	$ 1,095.80	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class T	1.81%
Actual		$ 1,000.00	$ 1,094.60	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.31%
Actual		$ 1,000.00	$ 1,091.70	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Class C	2.30%
Actual		$ 1,000.00	$ 1,091.60	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,097.50	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	1.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg) (Brazil, Oil, Gas & Consumable Fuel)	2.1	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.0	1.9
Taiwan Semiconductor Manufacturing Co Ltd. (Taiwan, Semiconductors & Semiconductors Equipment)	1.9	0.5
	11.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	26.0
Materials	16.2	15.8
Energy	15.2	13.2
Information Technology	13.4	9.7
Consumer Discretionary	8.3	10.6
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	16.7	11.8
Brazil	14.4	13.4
Taiwan	10.6	6.9
Russia	8.9	7.9
China	8.7	8.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 97.9%	Stocks 98.1%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.9%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.0%
Extract Resources Ltd. (a)	1,994	$ 14,605
Austria - 0.3%
Erste Bank AG (d)	48,275	2,439,748
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	28,000	2,423,960
West China Cement Ltd. (a)	3,636,000	1,498,165
TOTAL BAILIWICK OF JERSEY		3,922,125
Bermuda - 1.9%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	75,100	1,488,704
Central European Media Enterprises Ltd. Class A (a)	32,300	739,993
Cheung Kong Infrastructure Holdings Ltd.	523,000	2,548,904
China Glass Holdings Ltd. (a)	692,000	400,963
China Yurun Food Group Ltd.	986,000	3,611,977
GP Investments, Ltd. (depositary receipt) (a)	259,238	1,084,209
Great Eagle Holdings Ltd.	206,000	732,086
Orient Overseas International Ltd.	359,500	2,744,982
TOTAL BERMUDA		13,351,818
Brazil - 14.4%
Arezzo Industria e Comercio SA	12,700	196,882
Banco Bradesco SA (PN) sponsored ADR (d)	530,190	10,725,744
Banco do Estado do Rio Grande do Sul SA	175,800	2,111,879
Brasil Foods SA	188,800	3,783,680
Brasil Insurance Participacoes e Administracao SA	1,400	1,761,902
Cia Hering SA	115,800	2,506,191
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	48,800	2,218,448
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	210,705	6,864,769
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	92,100	2,667,639
Eletropaulo Metropolitana SA (PN-B)	147,700	3,595,570
Estacio Participacoes SA	79,900	1,168,054
Even Construtora e Incorporadora SA	167,400	920,365
Itau Unibanco Banco Multiplo SA sponsored ADR	486,900	11,563,875
Light SA	108,600	1,829,212
Marcopolo SA (PN)	153,700	687,757
Mills Estruturas e Servicos de Engenharia SA	29,000	396,301
OGX Petroleo e Gas Participacoes SA (a)	610,900	6,558,254
PDG Realty SA Empreendimentos e Participacoes	417,600	2,452,567
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	17,750	$ 662,608
(PN) (non-vtg.)	209,100	3,402,377
(PN) sponsored ADR (non-vtg.)	350,610	11,699,856
SLC Agricola SA	7,000	88,095
Tecnisa SA	118,800	931,794
Tegma Gestao Logistica	104,900	1,798,229
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	117,200	5,529,496
Ultrapar Participacoes SA	51,200	893,307
Vale SA (PN-A) sponsored ADR	482,800	14,435,720
Vivo Participacoes SA sponsored ADR	51,698	2,161,493
TOTAL BRAZIL		103,612,064
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	48,000	1,057,440
Mail.ru Group Ltd.:
GDR (a)(e)	53,300	1,636,310
GDR (Reg. S) (a)	5,900	181,130
TOTAL BRITISH VIRGIN ISLANDS		2,874,880
Canada - 1.2%
Carpathian Gold, Inc. (a)	126,500	58,162
Eldorado Gold Corp.	183,185	3,409,669
First Quantum Minerals Ltd.	21,800	3,106,748
SouthGobi Energy Resources Ltd. (a)	24,400	306,386
Uranium One, Inc.	336,100	1,399,677
TOTAL CANADA		8,280,642
Cayman Islands - 3.7%
Belle International Holdings Ltd.	86,000	167,874
Central China Real Estate Ltd.	1,297,000	359,058
China Shanshui Cement Group Ltd.	3,944,000	4,418,166
Country Garden Holdings Co. Ltd.	3,081,000	1,249,649
Eurasia Drilling Co. Ltd. GDR (Reg. S)	90,963	3,065,453
EVA Precision Industrial Holdings Ltd.	2,398,000	2,053,320
Gourmet Master Co. Ltd.	37,000	386,962
Kaisa Group Holdings Ltd. (a)	991,000	401,948
Kingboard Chemical Holdings Ltd.	655,000	3,588,614
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	130,100	1,397,274
Minth Group Ltd.	7,000	10,762
Sany Heavy Equipment International Holdings Co. Ltd.	751,000	1,332,524
Shenguan Holdings Group Ltd.	1,334,000	1,772,643
SOHO China Ltd.	1,839,000	1,588,876
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Spreadtrum Communications, Inc. ADR (a)(d)	64,200	$ 1,373,880
TPK Holdings Co.	54,000	1,611,435
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	117,100	1,467,263
TOTAL CAYMAN ISLANDS		26,245,701
Chile - 0.1%
Enersis SA sponsored ADR	27,690	591,458
China - 8.7%
Agricultural Bank China Ltd. (H Shares)	7,543,000	4,458,026
Anhui Expressway Co. Ltd. (H Shares)	1,246,000	1,042,839
Baidu.com, Inc. sponsored ADR (a)	23,815	3,537,004
Changyou.com Ltd. (A Shares) ADR (a)(d)	33,000	1,495,560
China Communications Construction Co. Ltd. (H Shares)	2,226,000	2,055,087
China Communications Services Corp. Ltd. (H Shares)	3,326,000	2,029,955
China Construction Bank Corp. (H Shares)	12,180,000	11,511,428
China Minsheng Banking Corp. Ltd. (H Shares)	3,498,000	3,355,536
China National Building Materials Co. Ltd. (H Shares)	736,000	1,550,411
China Oilfield Services Ltd. (H Shares)	918,000	1,815,598
Comba Telecom Systems Holdings Ltd.	570,500	711,812
Digital China Holdings Ltd. (H Shares)	1,000,000	1,944,298
Great Wall Motor Co. Ltd. (H Shares)	588,500	1,054,803
Guangzhou R&F Properties Co. Ltd. (H Shares)	883,200	1,203,180
Harbin Power Equipment Co. Ltd. (H Shares)	2,854,000	2,752,464
Industrial & Commercial Bank of China Ltd. (H Shares)	15,610,035	13,205,507
Sina Corp. (a)	16,478	2,220,411
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	350,400	703,931
Weichai Power Co. Ltd. (H Shares)	219,000	1,494,534
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,524,079
Zhaojin Mining Industry Co. Ltd. (H Shares)	64,500	298,569
ZTE Corp. (H Shares)	471,120	1,695,505
TOTAL CHINA		62,660,537
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	95,000	5,447,528
Komercni Banka AS	18,193	4,798,191
TOTAL CZECH REPUBLIC		10,245,719
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	533,608	2,566,654
Finland - 0.1%
Nokian Tyres PLC	16,100	834,656
Common Stocks - continued
	Shares	Value
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	70,400	$ 1,358,720
Greece - 0.1%
Folli Follie Group (a)	19,700	372,040
Hong Kong - 2.6%
China Insurance International Holdings Co. Ltd. (a)	244,200	671,320
China Overseas Land & Investment Ltd.	1,410,000	2,712,411
CNOOC Ltd.	4,667,000	11,600,114
CNOOC Ltd. sponsored ADR	400	99,780
Giordano International Ltd.	526,000	379,957
Shanghai Industrial Holdings Ltd.	694,000	2,738,898
Sino-Ocean Land Holdings Ltd.	1,170,500	664,654
TOTAL HONG KONG		18,867,134
India - 4.5%
Aurobindo Pharma Ltd.	81,320	357,400
Bank of Baroda	208,283	4,364,038
Bharti Airtel Ltd.	427,826	3,674,054
Canara Bank	139,612	1,993,308
Grasim Industries Ltd.	10,184	592,616
Gujarat State Fertilizers & Chemicals Ltd.	45,121	380,656
Indian Overseas Bank	824,046	2,840,543
Infosys Technologies Ltd. sponsored ADR (d)	21,797	1,420,728
Infrastructure Development Finance Co. Ltd.	692,457	2,273,506
Mahindra & Mahindra Financial Services Ltd.	100,576	1,663,237
Shriram Transport Finance Co. Ltd.	119,937	2,100,083
Sintex Industries Ltd.	96,698	378,991
State Bank of India	35,595	2,255,784
Tata Consultancy Services Ltd.	250,591	6,600,416
Tata Motors Ltd. Class A	45,623	700,505
Tata Power Co. Ltd.	3,875	114,214
Thermax Ltd.	49,613	725,501
TOTAL INDIA		32,435,580
Indonesia - 4.6%
PT Astra International Tbk	825,000	5,409,132
PT Bank Mandiri (Persero) Tbk	2,073,500	1,731,147
PT Bank Rakyat Indonesia Tbk	7,947,000	5,985,312
PT Bank Tabungan Negara Tbk	7,019,500	1,401,607
PT Bumi Serpong Damai Tbk	10,061,600	1,080,883
PT Ciputra Development Tbk (a)	14,439,000	657,545
PT Delta Dunia Petroindo Tbk (a)	9,381,000	1,424,021
PT Indo Tambangraya Megah Tbk	268,000	1,464,551
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indocement Tunggal Prakarsa Tbk	451,500	$ 896,253
PT Indofood Sukses Makmur Tbk	7,010,000	4,542,917
PT Indosat Tbk	1,275,500	796,816
PT Kalbe Farma Tbk	1,482,000	618,654
PT Mitra Adiperkasa Tbk	251,000	95,986
PT Semen Gresik (Persero) Tbk	1,028,500	1,140,911
PT Summarecon Agung Tbk	3,562,000	524,069
PT Tambang Batubbara Bukit Asam Tbk	500	1,302
PT Tower Bersama Infrastructure Tbk	5,965,000	1,689,064
PT XL Axiata Tbk	4,435,500	3,521,886
TOTAL INDONESIA		32,982,056
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	1,592,141	478,712
Israel - 0.1%
Orbotech Ltd. (a)	35,772	458,597
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	142,077	3,218,044
Korea (South) - 16.7%
BS Financial Group, Inc. (a)	26,060	380,473
Celltrion, Inc.	21,044	722,802
Cheil Worldwide, Inc.	68,630	886,377
CJ CGV Co. Ltd.	31,280	818,227
CJ Corp.	46,788	3,538,108
OCI Co. Ltd.	9,591	5,744,724
Doosan Co. Ltd.	18,652	2,295,495
GS Holdings Corp.	57,400	4,807,953
Hanwha Corp.	24,820	1,142,858
Honam Petrochemical Corp.	12,267	4,339,657
Hotel Shilla Co.	47,340	1,167,439
Hynix Semiconductor, Inc.	135,780	4,295,144
Hyundai Department Store Co. Ltd.	20,902	3,071,233
Hyundai Engineering & Construction Co. Ltd.	39,828	3,350,993
Hyundai Fire & Marine Insurance Co. Ltd.	39,220	1,033,264
Hyundai Heavy Industries Co. Ltd.	16,726	8,374,736
Hyundai Mobis	14,989	5,036,077
Hyundai Motor Co.	52,301	12,065,691
Hyundai Steel Co.	33,208	4,226,753
Industrial Bank of Korea	272,950	5,249,527
Kia Motors Corp.	106,300	7,650,413
Korea Zinc Co. Ltd.	1,811	715,247
KT&G Corp.	55,985	3,321,897
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	16,197	$ 8,034,072
LG Telecom Ltd.	121,910	742,755
LIG Non-Life Insurance Co. Ltd.	8,110	200,758
Lotte Samkang Co. Ltd.	1,869	568,484
Meritz Financial Holdings Co. (a)	57,433	280,259
Meritz Fire & Marine Insurance Co. Ltd.	167,156	1,924,210
Nong Shim Co. Ltd.	3,790	884,983
Paradise Co. Ltd.	256,983	1,507,986
S&T Daewoo Co. Ltd.	7,540	219,814
Samsung Card Co. Ltd.	28,859	1,436,872
Samsung Electronics Co. Ltd.	21,424	17,905,122
SK Chemicals Co. Ltd.	5,362	380,287
SKC Co. Ltd.	9,490	546,219
Sungwoo Hitech Co. Ltd.	52,442	1,062,582
TOTAL KOREA (SOUTH)		119,929,491
Lebanon - 0.0%
BLOM Bank SAL GDR	33,800	312,650
Luxembourg - 0.9%
Evraz Group SA GDR (a)	93,493	3,169,413
MHP SA GDR (Reg. S) (a)	6,200	114,700
Millicom International Cellular SA	30,400	3,293,536
TOTAL LUXEMBOURG		6,577,649
Malaysia - 0.7%
Axiata Group Bhd (a)	2,242,100	3,708,452
IJM Corp. Bhd	57,000	119,291
RHB Capital Bhd	491,900	1,471,134
TOTAL MALAYSIA		5,298,877
Mauritius - 0.2%
Golden Agri-Resources Ltd.	2,498,000	1,357,110
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	190,168	10,877,610
Cemex SA de CV sponsored ADR	249,037	2,161,641
TOTAL MEXICO		13,039,251
Nigeria - 0.5%
Diamond Bank PLC	6,987,205	298,193
Guaranty Trust Bank PLC GDR (Reg. S)	442,636	2,788,607
Guinness Nigeria PLC	302,866	401,471
TOTAL NIGERIA		3,488,271
Common Stocks - continued
	Shares	Value
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	86,089	$ 3,587,329
Poland - 0.5%
Lubelski Wegiel Bogdanka S.A. (a)	13,748	652,040
Polski Koncern Naftowy Orlen SA (a)	156,900	3,268,565
TOTAL POLAND		3,920,605
Portugal - 0.2%
Jeronimo Martins SGPS SA	89,633	1,471,030
Russia - 8.9%
Cherkizovo Group OJSC GDR (a)	71,794	1,399,670
Lukoil Oil Co. sponsored ADR	47,600	3,317,720
Magnit OJSC GDR (Reg. S)	128,161	3,588,508
Mechel Steel Group OAO sponsored ADR (d)	118,135	3,375,117
OAO Gazprom sponsored ADR	1,077,730	18,386,068
OAO NOVATEK GDR	41,598	5,844,519
OAO Tatneft sponsored ADR	113,700	5,126,733
OAO TMK GDR (Reg. S) (a)	62,000	1,270,380
OJSC Oil Co. Rosneft GDR (Reg. S)	561,300	5,009,603
Polymetal JSC GDR (Reg. S) (a)	69,021	1,321,062
Sberbank (Savings Bank of the Russian Federation)	2,072,600	7,560,176
Sberbank (Savings Bank of the Russian Federation) GDR	5,807	2,315,908
Severstal JSC (a)	127,765	2,342,584
Uralkali JSC GDR (Reg. S)	80,300	3,370,191
TOTAL RUSSIA		64,228,239
Singapore - 0.9%
China Minzhong Food Corp. Ltd.	252,000	372,632
GMG Global Ltd.	1,556,000	355,933
Keppel Corp. Ltd.	419,100	4,074,417
Straits Asia Resources Ltd.	227,000	547,077
Yangzijiang Shipbuilding Holdings Ltd.	234,000	346,015
Yanlord Land Group Ltd.	542,000	642,049
TOTAL SINGAPORE		6,338,123
Slovenia - 0.1%
Krka dd Novo mesto (a)	8,126	716,156
South Africa - 5.0%
Absa Group Ltd.	111,001	2,297,330
African Bank Investments Ltd.	807,647	4,709,097
African Rainbow Minerals Ltd.	64,618	2,101,222
Anglo Platinum Ltd.	29,385	2,983,794
AngloGold Ashanti Ltd.	89,100	4,534,829
Common Stocks - continued
	Shares	Value
South Africa - continued
AngloGold Ashanti Ltd. sponsored ADR	52,407	$ 2,671,709
Exxaro Resources Ltd.	30,876	833,858
Foschini Ltd.	259,878	3,584,388
Life Healthcare Group Holdings Ltd.	284,300	727,116
Mr Price Group Ltd.	218,465	2,234,953
Sanlam Ltd.	625,100	2,679,782
Sasol Ltd.	59,600	3,442,074
Sasol Ltd. sponsored ADR	54,800	3,168,536
TOTAL SOUTH AFRICA		35,968,688
Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	1,264,432	1,478,537
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	905,874	5,344,657
Catcher Technology Co. Ltd.	278,000	1,744,466
Chroma ATE, Inc.	570,393	1,879,105
Edison Opto Corp.	61,432	275,197
EVA Airways Corp. (a)	1,435,000	1,318,189
Formosa Chemicals & Fibre Corp.	1,019,000	4,102,998
Formosa Plastics Corp.	1,463,000	5,967,265
Fubon Financial Holding Co. Ltd.	4,494,726	6,581,087
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,911,000	7,228,290
HTC Corp.	201,050	9,111,557
Huaku Development Co. Ltd.	333,000	976,305
Kinsus Interconnect Technology Corp.	366,000	1,274,652
Ruentex Development Co. Ltd.	1,522,000	2,530,919
Siliconware Precision Industries Co. Ltd.	596,000	797,935
Siliconware Precision Industries Co. Ltd. sponsored ADR	102,700	696,306
Synnex Technology International Corp.	221,000	563,190
Taishin Financial Holdings Co. Ltd.	8,782,130	5,158,755
Taiwan Cement Corp.	3,317,804	4,852,079
Taiwan Semiconductor Manufacturing Co. Ltd.	3,758,534	9,705,638
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	309,900	4,183,650
Yang Ming Marine Transport Corp. (a)	624,000	527,523
TOTAL TAIWAN		76,298,300
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	1,102,800	3,416,242
Asian Property Development PCL (For. Reg.)	4,298,400	906,896
PTT PCL (For. Reg.)	391,100	4,911,671
Siam Cement PCL (For. Reg.)	174,000	2,412,458
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	1,271,000	$ 4,937,575
Total Access Communication PCL (For. Reg.)	14,600	24,692
TOTAL THAILAND		16,609,534
Turkey - 1.3%
Aygaz AS	161,340	1,198,647
Tofas Turk Otomobil Fabrikasi AS	267,327	1,536,120
Turkiye Garanti Bankasi AS	931,375	4,825,270
Turkiye Vakiflar Bankasi TAO	798,000	2,119,606
TOTAL TURKEY		9,679,643
United Kingdom - 0.6%
Fresnillo PLC	42,300	1,159,496
Xstrata PLC	112,225	2,852,214
TOTAL UNITED KINGDOM		4,011,710
United States of America - 0.5%
China Agritech, Inc. (a)(d)	28,000	173,376
Freeport-McMoRan Copper & Gold, Inc.	45,544	2,506,286
Sohu.com, Inc. (a)	7,400	782,624
TOTAL UNITED STATES OF AMERICA		3,462,286
TOTAL COMMON STOCKS (Cost $539,759,086)		704,106,432
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	2,975,793	2,975,793
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,960,839	28,960,839
TOTAL MONEY MARKET FUNDS (Cost $31,936,632)		31,936,632
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $571,695,718)		736,043,064
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(17,114,280)
NET ASSETS - 100%		$ 718,928,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,636,310 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,796
Fidelity Securities Lending Cash Central Fund	177,419
Total	$ 182,215
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 119,929,491	$ 119,649,232	$ -	$ 280,259
Brazil	103,612,064	103,612,064	-	-
Taiwan	76,298,300	64,316,190	11,982,110	-
Russia	64,228,239	64,228,239	-	-
China	62,660,537	61,956,606	703,931	-
South Africa	35,968,688	27,991,785	7,976,903	-
Indonesia	32,982,056	32,982,056	-	-
India	32,435,580	27,478,926	4,956,654	-
Cayman Islands	26,245,701	26,245,701	-	-
United States of America	3,462,286	3,288,910	-	173,376
Other	146,283,490	134,683,376	11,600,114	-
Money Market Funds	31,936,632	31,936,632	-	-
Total Investments in Securities:	$ 736,043,064	$ 698,369,717	$ 37,219,712	$ 453,635
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(446,396)
Cost of Purchases	900,031
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 453,635
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (446,396)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $120,287,626 of which $34,783,611 and $85,504,015 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,159,823) - See accompanying schedule: Unaffiliated issuers (cost $539,759,086)	$ 704,106,432
Fidelity Central Funds (cost $31,936,632)	31,936,632
Total Investments (cost $571,695,718)		$ 736,043,064
Foreign currency held at value (cost $1,889,601)		1,896,584
Receivable for investments sold		21,649,922
Receivable for fund shares sold		727,694
Dividends receivable		3,349,790
Distributions receivable from Fidelity Central Funds		26,801
Prepaid expenses		646
Other receivables		236,222
Total assets		763,930,723

Liabilities
Payable for investments purchased	$ 13,454,338
Payable for fund shares redeemed	1,363,887
Accrued management fee	479,393
Distribution and service plan fees payable	222,261
Other affiliated payables	189,733
Other payables and accrued expenses	331,488
Collateral on securities loaned, at value	28,960,839
Total liabilities		45,001,939

Net Assets		$ 718,928,784
Net Assets consist of:
Paid in capital		$ 626,468,290
Undistributed net investment income		993,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,914,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,381,614
Net Assets		$ 718,928,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($299,805,514 ÷ 11,649,908 shares)	$ 25.73

Maximum offering price per share (100/94.25 of $25.73)	$ 27.30
Class T: Net Asset Value and redemption price per share ($105,116,920 ÷ 4,095,055 shares)	$ 25.67

Maximum offering price per share (100/96.50 of $25.67)	$ 26.60
Class B: Net Asset Value and offering price per share ($30,463,960 ÷ 1,207,352 shares)A	$ 25.23

Class C: Net Asset Value and offering price per share ($111,085,834 ÷ 4,409,256 shares)A	$ 25.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($172,456,556 ÷ 6,671,193 shares)	$ 25.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,401,089
Interest		5
Income from Fidelity Central Funds		182,215
Income before foreign taxes withheld		7,583,309
Less foreign taxes withheld		(616,921)
Total income		6,966,388

Expenses
Management fee	$ 2,900,480
Transfer agent fees	1,018,853
Distribution and service plan fees	1,325,064
Accounting and security lending fees	177,660
Custodian fees and expenses	393,472
Independent trustees' compensation	1,807
Registration fees	79,104
Audit	41,785
Legal	1,302
Interest	759
Miscellaneous	3,404
Total expenses before reductions	5,943,690
Expense reductions	(232,525)	5,711,165
Net investment income (loss)		1,255,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,397,595
Foreign currency transactions	(282,015)
Total net realized gain (loss)		59,115,580
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $557,002)	3,122,642
Assets and liabilities in foreign currencies	33,623
Total change in net unrealized appreciation (depreciation)		3,156,265
Net gain (loss)		62,271,845
Net increase (decrease) in net assets resulting from operations		$ 63,527,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,255,223	$ 2,925,139
Net realized gain (loss)	59,115,580	51,525,426
Change in net unrealized appreciation (depreciation)	3,156,265	78,533,647
Net increase (decrease) in net assets resulting from operations	63,527,068	132,984,212
Distributions to shareholders from net investment income	(3,137,544)	(1,614,133)
Distributions to shareholders from net realized gain	(3,336,771)	(3,680,474)
Total distributions	(6,474,315)	(5,294,607)
Share transactions - net increase (decrease)	(52,271,908)	64,839,760
Redemption fees	101,508	140,252
Total increase (decrease) in net assets	4,882,353	192,669,617

Net Assets
Beginning of period	714,046,431	521,376,814
End of period (including undistributed net investment income of $993,798 and undistributed net investment income of $2,876,119, respectively)	$ 718,928,784	$ 714,046,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75
Income from Investment Operations
Net investment income (loss) E	.05	.12	.10	.24	.09	.09
Net realized and unrealized gain (loss)	2.21	4.59	6.64	(19.61)	13.46	5.47
Total from investment operations	2.26	4.71	6.74	(19.37)	13.55	5.56
Distributions from net investment income	(.11)	(.07)	(.14)	(.02)	(.03)	(.11)
Distributions from net realized gain	(.13)	(.13)	-	(.79)	-	-
Total distributions	(.24)	(.20)	(.14)	(.81)	(.03)	(.11)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.73	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22
Total Return B, C, D	9.58%	24.69%	54.54%	(60.55)%	70.63%	40.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.56%	1.60%	1.59%	1.59%	1.84%
Expenses net of fee waivers, if any	1.56% A	1.56%	1.60%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.49% A	1.50%	1.53%	1.53%	1.54%	1.49%
Net investment income (loss)	.45% A	.59%	.70%	.94%	.36%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,806	$ 286,970	$ 216,187	$ 122,911	$ 218,836	$ 68,232
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69
Income from Investment Operations
Net investment income (loss) E	.02	.07	.07	.17	.03	.05
Net realized and unrealized gain (loss)	2.20	4.57	6.64	(19.48)	13.38	5.43
Total from investment operations	2.22	4.64	6.71	(19.31)	13.41	5.48
Distributions from net investment income	(.04)	(.04)	(.07)	-	-	(.09)
Distributions from net realized gain	(.13)	(.13)	-	(.74)	-	-
Total distributions	(.16) J	(.17)	(.07)	(.74)	-	(.09)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.67	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10
Total Return B, C, D	9.46%	24.38%	54.17%	(60.66)%	70.26%	40.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.87%	1.84%	1.86%	2.12%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.75% A	1.76%	1.78%	1.79%	1.79%	1.74%
Net investment income (loss)	.19% A	.33%	.44%	.69%	.11%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,117	$ 104,417	$ 86,959	$ 47,300	$ 119,952	$ 41,369
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.01)	.04	(.09)	(.04)
Net realized and unrealized gain (loss)	2.16	4.49	6.55	(19.13)	13.20	5.40
Total from investment operations	2.12	4.46	6.54	(19.09)	13.11	5.36
Distributions from net investment income	(.01)	-	-	-	-	(.05)
Distributions from net realized gain	(.03)	(.12)	-	(.70)	-	-
Total distributions	(.03) J	(.12)	-	(.70)	-	(.05)
Redemption fees added to paid in capital E	- I	- I	- I	.02	.01	.02
Net asset value, end of period	$ 25.23	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91
Total Return B, C, D	9.17%	23.77%	53.34%	(60.83)%	69.38%	39.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.32%	2.36%	2.35%	2.37%	2.66%
Expenses net of fee waivers, if any	2.31% A	2.32%	2.35%	2.35%	2.35%	2.35%
Expenses net of all reductions	2.24% A	2.26%	2.28%	2.30%	2.29%	2.24%
Net investment income (loss)	(.31)% A	(.17)%	(.05)%	.18%	(.39)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,464	$ 31,159	$ 27,580	$ 17,307	$ 41,042	$ 18,622
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.01)	.05	(.09)	(.04)
Net realized and unrealized gain (loss)	2.15	4.49	6.54	(19.15)	13.21	5.39
Total from investment operations	2.12	4.46	6.53	(19.10)	13.12	5.35
Distributions from net investment income	(.01)	-	-	-	-	(.05)
Distributions from net realized gain	(.05)	(.13)	-	(.70)	-	-
Total distributions	(.06)	(.13)	-	(.70)	-	(.05)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.19	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91
Total Return B, C, D	9.16%	23.80%	53.34%	(60.84)%	69.43%	39.59%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.30%	2.34%	2.34%	2.34%	2.58%
Expenses net of fee waivers, if any	2.30% A	2.30%	2.34%	2.34%	2.34%	2.35%
Expenses net of all reductions	2.23% A	2.24%	2.28%	2.29%	2.29%	2.24%
Net investment income (loss)	(.29)% A	(.15)%	(.05)%	.19%	(.39)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,086	$ 106,711	$ 83,939	$ 44,878	$ 104,885	$ 42,805
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80
Income from Investment Operations
Net investment income (loss) D	.09	.20	.15	.31	.18	.14
Net realized and unrealized gain (loss)	2.22	4.62	6.65	(19.76)	13.55	5.49
Total from investment operations	2.31	4.82	6.80	(19.45)	13.73	5.63
Distributions from net investment income	(.20)	(.11)	(.23)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.13)	(.13)	-	(.79)	-	-
Total distributions	(.33)	(.24)	(.23)	(.88)	(.06)	(.11)
Redemption fees added to paid in capital D	- H	- H	.01	.02	.01	.02
Net asset value, end of period	$ 25.85	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34
Total Return B, C	9.75%	25.15%	54.97%	(60.42)%	71.23%	41.11%
Ratios to Average Net Assets E, G
Expenses before reductions	1.23% A	1.22%	1.30%	1.27%	1.25%	1.47%
Expenses net of fee waivers, if any	1.23% A	1.22%	1.30%	1.27%	1.25%	1.35%
Expenses net of all reductions	1.16% A	1.17%	1.23%	1.21%	1.19%	1.24%
Net investment income (loss)	.78% A	.93%	.99%	1.26%	.71%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,457	$ 184,789	$ 106,713	$ 47,557	$ 52,011	$ 9,172
Portfolio turnover rate F	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in Emerging Markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,078,713
Gross unrealized depreciation	(8,729,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,349,413
Tax cost	$ 579,693,651

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,052,839 and $473,153,855, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 366,683	$ 15,331
Class T	.25%	.25%	259,622	3,386
Class B	.75%	.25%	152,795	115,563
Class C	.75%	.25%	545,964	104,822
			$ 1,325,064	$ 239,102

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 64,736
Class T	14,450
Class B*	30,688
Class C*	5,906
$ 115,780

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 445,549.30
Class T	161,097.31
Class B	46,829.31
Class C	160,589.29
Institutional Class	204,789.23
	$ 1,018,853

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $159 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,769,842.38%		$ 759

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,262 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $232,347 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177,419. During the period, there were no securities loaned to FCM.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,359,820	$ 823,941
Class T	162,958	194,714
Class B	6,606	-
Class C	23,592	-
Institutional Class	1,584,568	595,478
Total	$ 3,137,544	$ 1,614,133

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 1,530,131	$ 1,543,065
Class T	550,254	631,634
Class B	33,415	170,009
Class C	232,626	588,609
Institutional Class	990,345	747,157
Total	$ 3,336,771	$ 3,680,474

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,880,219	4,968,910	$ 45,384,307	$ 104,602,234
Reinvestment of distributions	111,230	108,006	2,675,569	2,258,405
Shares redeemed	(2,442,869)	(4,235,043)	(58,930,153)	(87,859,971)
Net increase (decrease)	(451,420)	841,873	$ (10,870,277)	$ 19,000,668
Class T
Shares sold	570,046	1,526,646	$ 13,720,446	$ 32,084,382
Reinvestment of distributions	28,248	38,153	678,403	796,254
Shares redeemed	(925,411)	(1,685,925)	(22,134,435)	(34,798,827)
Net increase (decrease)	(327,117)	(121,126)	$ (7,735,586)	$ (1,918,191)
Class B
Shares sold	54,428	284,855	$ 1,281,876	$ 5,842,113
Reinvestment of distributions	1,377	7,131	32,616	146,541
Shares redeemed	(194,959)	(412,420)	(4,603,676)	(8,414,002)
Net increase (decrease)	(139,154)	(120,434)	$ (3,289,184)	$ (2,425,348)
Class C
Shares sold	663,032	1,416,872	$ 15,676,157	$ 29,287,955
Reinvestment of distributions	9,045	24,169	213,702	496,184
Shares redeemed	(876,569)	(1,291,795)	(20,572,515)	(26,390,410)
Net increase (decrease)	(204,492)	149,246	$ (4,682,656)	$ 3,393,729
Institutional Class
Shares sold	1,453,419	4,771,525	$ 34,848,592	$ 100,570,593
Reinvestment of distributions	73,837	25,873	1,781,182	542,822
Shares redeemed	(2,598,151)	(2,586,784)	(62,323,979)	(54,324,513)
Net increase (decrease)	(1,070,895)	2,210,614	$ (25,694,205)	$ 46,788,902

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0611
1.800637.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.56%
Actual		$ 1,000.00	$ 1,095.80	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class T	1.81%
Actual		$ 1,000.00	$ 1,094.60	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.31%
Actual		$ 1,000.00	$ 1,091.70	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Class C	2.30%
Actual		$ 1,000.00	$ 1,091.60	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,097.50	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	1.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg) (Brazil, Oil, Gas & Consumable Fuel)	2.1	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.0	1.9
Taiwan Semiconductor Manufacturing Co Ltd. (Taiwan, Semiconductors & Semiconductors Equipment)	1.9	0.5
	11.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	26.0
Materials	16.2	15.8
Energy	15.2	13.2
Information Technology	13.4	9.7
Consumer Discretionary	8.3	10.6
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	16.7	11.8
Brazil	14.4	13.4
Taiwan	10.6	6.9
Russia	8.9	7.9
China	8.7	8.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 97.9%	Stocks 98.1%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.9%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.0%
Extract Resources Ltd. (a)	1,994	$ 14,605
Austria - 0.3%
Erste Bank AG (d)	48,275	2,439,748
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	28,000	2,423,960
West China Cement Ltd. (a)	3,636,000	1,498,165
TOTAL BAILIWICK OF JERSEY		3,922,125
Bermuda - 1.9%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	75,100	1,488,704
Central European Media Enterprises Ltd. Class A (a)	32,300	739,993
Cheung Kong Infrastructure Holdings Ltd.	523,000	2,548,904
China Glass Holdings Ltd. (a)	692,000	400,963
China Yurun Food Group Ltd.	986,000	3,611,977
GP Investments, Ltd. (depositary receipt) (a)	259,238	1,084,209
Great Eagle Holdings Ltd.	206,000	732,086
Orient Overseas International Ltd.	359,500	2,744,982
TOTAL BERMUDA		13,351,818
Brazil - 14.4%
Arezzo Industria e Comercio SA	12,700	196,882
Banco Bradesco SA (PN) sponsored ADR (d)	530,190	10,725,744
Banco do Estado do Rio Grande do Sul SA	175,800	2,111,879
Brasil Foods SA	188,800	3,783,680
Brasil Insurance Participacoes e Administracao SA	1,400	1,761,902
Cia Hering SA	115,800	2,506,191
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	48,800	2,218,448
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	210,705	6,864,769
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	92,100	2,667,639
Eletropaulo Metropolitana SA (PN-B)	147,700	3,595,570
Estacio Participacoes SA	79,900	1,168,054
Even Construtora e Incorporadora SA	167,400	920,365
Itau Unibanco Banco Multiplo SA sponsored ADR	486,900	11,563,875
Light SA	108,600	1,829,212
Marcopolo SA (PN)	153,700	687,757
Mills Estruturas e Servicos de Engenharia SA	29,000	396,301
OGX Petroleo e Gas Participacoes SA (a)	610,900	6,558,254
PDG Realty SA Empreendimentos e Participacoes	417,600	2,452,567
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	17,750	$ 662,608
(PN) (non-vtg.)	209,100	3,402,377
(PN) sponsored ADR (non-vtg.)	350,610	11,699,856
SLC Agricola SA	7,000	88,095
Tecnisa SA	118,800	931,794
Tegma Gestao Logistica	104,900	1,798,229
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	117,200	5,529,496
Ultrapar Participacoes SA	51,200	893,307
Vale SA (PN-A) sponsored ADR	482,800	14,435,720
Vivo Participacoes SA sponsored ADR	51,698	2,161,493
TOTAL BRAZIL		103,612,064
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	48,000	1,057,440
Mail.ru Group Ltd.:
GDR (a)(e)	53,300	1,636,310
GDR (Reg. S) (a)	5,900	181,130
TOTAL BRITISH VIRGIN ISLANDS		2,874,880
Canada - 1.2%
Carpathian Gold, Inc. (a)	126,500	58,162
Eldorado Gold Corp.	183,185	3,409,669
First Quantum Minerals Ltd.	21,800	3,106,748
SouthGobi Energy Resources Ltd. (a)	24,400	306,386
Uranium One, Inc.	336,100	1,399,677
TOTAL CANADA		8,280,642
Cayman Islands - 3.7%
Belle International Holdings Ltd.	86,000	167,874
Central China Real Estate Ltd.	1,297,000	359,058
China Shanshui Cement Group Ltd.	3,944,000	4,418,166
Country Garden Holdings Co. Ltd.	3,081,000	1,249,649
Eurasia Drilling Co. Ltd. GDR (Reg. S)	90,963	3,065,453
EVA Precision Industrial Holdings Ltd.	2,398,000	2,053,320
Gourmet Master Co. Ltd.	37,000	386,962
Kaisa Group Holdings Ltd. (a)	991,000	401,948
Kingboard Chemical Holdings Ltd.	655,000	3,588,614
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	130,100	1,397,274
Minth Group Ltd.	7,000	10,762
Sany Heavy Equipment International Holdings Co. Ltd.	751,000	1,332,524
Shenguan Holdings Group Ltd.	1,334,000	1,772,643
SOHO China Ltd.	1,839,000	1,588,876
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Spreadtrum Communications, Inc. ADR (a)(d)	64,200	$ 1,373,880
TPK Holdings Co.	54,000	1,611,435
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	117,100	1,467,263
TOTAL CAYMAN ISLANDS		26,245,701
Chile - 0.1%
Enersis SA sponsored ADR	27,690	591,458
China - 8.7%
Agricultural Bank China Ltd. (H Shares)	7,543,000	4,458,026
Anhui Expressway Co. Ltd. (H Shares)	1,246,000	1,042,839
Baidu.com, Inc. sponsored ADR (a)	23,815	3,537,004
Changyou.com Ltd. (A Shares) ADR (a)(d)	33,000	1,495,560
China Communications Construction Co. Ltd. (H Shares)	2,226,000	2,055,087
China Communications Services Corp. Ltd. (H Shares)	3,326,000	2,029,955
China Construction Bank Corp. (H Shares)	12,180,000	11,511,428
China Minsheng Banking Corp. Ltd. (H Shares)	3,498,000	3,355,536
China National Building Materials Co. Ltd. (H Shares)	736,000	1,550,411
China Oilfield Services Ltd. (H Shares)	918,000	1,815,598
Comba Telecom Systems Holdings Ltd.	570,500	711,812
Digital China Holdings Ltd. (H Shares)	1,000,000	1,944,298
Great Wall Motor Co. Ltd. (H Shares)	588,500	1,054,803
Guangzhou R&F Properties Co. Ltd. (H Shares)	883,200	1,203,180
Harbin Power Equipment Co. Ltd. (H Shares)	2,854,000	2,752,464
Industrial & Commercial Bank of China Ltd. (H Shares)	15,610,035	13,205,507
Sina Corp. (a)	16,478	2,220,411
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	350,400	703,931
Weichai Power Co. Ltd. (H Shares)	219,000	1,494,534
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,524,079
Zhaojin Mining Industry Co. Ltd. (H Shares)	64,500	298,569
ZTE Corp. (H Shares)	471,120	1,695,505
TOTAL CHINA		62,660,537
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	95,000	5,447,528
Komercni Banka AS	18,193	4,798,191
TOTAL CZECH REPUBLIC		10,245,719
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	533,608	2,566,654
Finland - 0.1%
Nokian Tyres PLC	16,100	834,656
Common Stocks - continued
	Shares	Value
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	70,400	$ 1,358,720
Greece - 0.1%
Folli Follie Group (a)	19,700	372,040
Hong Kong - 2.6%
China Insurance International Holdings Co. Ltd. (a)	244,200	671,320
China Overseas Land & Investment Ltd.	1,410,000	2,712,411
CNOOC Ltd.	4,667,000	11,600,114
CNOOC Ltd. sponsored ADR	400	99,780
Giordano International Ltd.	526,000	379,957
Shanghai Industrial Holdings Ltd.	694,000	2,738,898
Sino-Ocean Land Holdings Ltd.	1,170,500	664,654
TOTAL HONG KONG		18,867,134
India - 4.5%
Aurobindo Pharma Ltd.	81,320	357,400
Bank of Baroda	208,283	4,364,038
Bharti Airtel Ltd.	427,826	3,674,054
Canara Bank	139,612	1,993,308
Grasim Industries Ltd.	10,184	592,616
Gujarat State Fertilizers & Chemicals Ltd.	45,121	380,656
Indian Overseas Bank	824,046	2,840,543
Infosys Technologies Ltd. sponsored ADR (d)	21,797	1,420,728
Infrastructure Development Finance Co. Ltd.	692,457	2,273,506
Mahindra & Mahindra Financial Services Ltd.	100,576	1,663,237
Shriram Transport Finance Co. Ltd.	119,937	2,100,083
Sintex Industries Ltd.	96,698	378,991
State Bank of India	35,595	2,255,784
Tata Consultancy Services Ltd.	250,591	6,600,416
Tata Motors Ltd. Class A	45,623	700,505
Tata Power Co. Ltd.	3,875	114,214
Thermax Ltd.	49,613	725,501
TOTAL INDIA		32,435,580
Indonesia - 4.6%
PT Astra International Tbk	825,000	5,409,132
PT Bank Mandiri (Persero) Tbk	2,073,500	1,731,147
PT Bank Rakyat Indonesia Tbk	7,947,000	5,985,312
PT Bank Tabungan Negara Tbk	7,019,500	1,401,607
PT Bumi Serpong Damai Tbk	10,061,600	1,080,883
PT Ciputra Development Tbk (a)	14,439,000	657,545
PT Delta Dunia Petroindo Tbk (a)	9,381,000	1,424,021
PT Indo Tambangraya Megah Tbk	268,000	1,464,551
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indocement Tunggal Prakarsa Tbk	451,500	$ 896,253
PT Indofood Sukses Makmur Tbk	7,010,000	4,542,917
PT Indosat Tbk	1,275,500	796,816
PT Kalbe Farma Tbk	1,482,000	618,654
PT Mitra Adiperkasa Tbk	251,000	95,986
PT Semen Gresik (Persero) Tbk	1,028,500	1,140,911
PT Summarecon Agung Tbk	3,562,000	524,069
PT Tambang Batubbara Bukit Asam Tbk	500	1,302
PT Tower Bersama Infrastructure Tbk	5,965,000	1,689,064
PT XL Axiata Tbk	4,435,500	3,521,886
TOTAL INDONESIA		32,982,056
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	1,592,141	478,712
Israel - 0.1%
Orbotech Ltd. (a)	35,772	458,597
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	142,077	3,218,044
Korea (South) - 16.7%
BS Financial Group, Inc. (a)	26,060	380,473
Celltrion, Inc.	21,044	722,802
Cheil Worldwide, Inc.	68,630	886,377
CJ CGV Co. Ltd.	31,280	818,227
CJ Corp.	46,788	3,538,108
OCI Co. Ltd.	9,591	5,744,724
Doosan Co. Ltd.	18,652	2,295,495
GS Holdings Corp.	57,400	4,807,953
Hanwha Corp.	24,820	1,142,858
Honam Petrochemical Corp.	12,267	4,339,657
Hotel Shilla Co.	47,340	1,167,439
Hynix Semiconductor, Inc.	135,780	4,295,144
Hyundai Department Store Co. Ltd.	20,902	3,071,233
Hyundai Engineering & Construction Co. Ltd.	39,828	3,350,993
Hyundai Fire & Marine Insurance Co. Ltd.	39,220	1,033,264
Hyundai Heavy Industries Co. Ltd.	16,726	8,374,736
Hyundai Mobis	14,989	5,036,077
Hyundai Motor Co.	52,301	12,065,691
Hyundai Steel Co.	33,208	4,226,753
Industrial Bank of Korea	272,950	5,249,527
Kia Motors Corp.	106,300	7,650,413
Korea Zinc Co. Ltd.	1,811	715,247
KT&G Corp.	55,985	3,321,897
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	16,197	$ 8,034,072
LG Telecom Ltd.	121,910	742,755
LIG Non-Life Insurance Co. Ltd.	8,110	200,758
Lotte Samkang Co. Ltd.	1,869	568,484
Meritz Financial Holdings Co. (a)	57,433	280,259
Meritz Fire & Marine Insurance Co. Ltd.	167,156	1,924,210
Nong Shim Co. Ltd.	3,790	884,983
Paradise Co. Ltd.	256,983	1,507,986
S&T Daewoo Co. Ltd.	7,540	219,814
Samsung Card Co. Ltd.	28,859	1,436,872
Samsung Electronics Co. Ltd.	21,424	17,905,122
SK Chemicals Co. Ltd.	5,362	380,287
SKC Co. Ltd.	9,490	546,219
Sungwoo Hitech Co. Ltd.	52,442	1,062,582
TOTAL KOREA (SOUTH)		119,929,491
Lebanon - 0.0%
BLOM Bank SAL GDR	33,800	312,650
Luxembourg - 0.9%
Evraz Group SA GDR (a)	93,493	3,169,413
MHP SA GDR (Reg. S) (a)	6,200	114,700
Millicom International Cellular SA	30,400	3,293,536
TOTAL LUXEMBOURG		6,577,649
Malaysia - 0.7%
Axiata Group Bhd (a)	2,242,100	3,708,452
IJM Corp. Bhd	57,000	119,291
RHB Capital Bhd	491,900	1,471,134
TOTAL MALAYSIA		5,298,877
Mauritius - 0.2%
Golden Agri-Resources Ltd.	2,498,000	1,357,110
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	190,168	10,877,610
Cemex SA de CV sponsored ADR	249,037	2,161,641
TOTAL MEXICO		13,039,251
Nigeria - 0.5%
Diamond Bank PLC	6,987,205	298,193
Guaranty Trust Bank PLC GDR (Reg. S)	442,636	2,788,607
Guinness Nigeria PLC	302,866	401,471
TOTAL NIGERIA		3,488,271
Common Stocks - continued
	Shares	Value
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	86,089	$ 3,587,329
Poland - 0.5%
Lubelski Wegiel Bogdanka S.A. (a)	13,748	652,040
Polski Koncern Naftowy Orlen SA (a)	156,900	3,268,565
TOTAL POLAND		3,920,605
Portugal - 0.2%
Jeronimo Martins SGPS SA	89,633	1,471,030
Russia - 8.9%
Cherkizovo Group OJSC GDR (a)	71,794	1,399,670
Lukoil Oil Co. sponsored ADR	47,600	3,317,720
Magnit OJSC GDR (Reg. S)	128,161	3,588,508
Mechel Steel Group OAO sponsored ADR (d)	118,135	3,375,117
OAO Gazprom sponsored ADR	1,077,730	18,386,068
OAO NOVATEK GDR	41,598	5,844,519
OAO Tatneft sponsored ADR	113,700	5,126,733
OAO TMK GDR (Reg. S) (a)	62,000	1,270,380
OJSC Oil Co. Rosneft GDR (Reg. S)	561,300	5,009,603
Polymetal JSC GDR (Reg. S) (a)	69,021	1,321,062
Sberbank (Savings Bank of the Russian Federation)	2,072,600	7,560,176
Sberbank (Savings Bank of the Russian Federation) GDR	5,807	2,315,908
Severstal JSC (a)	127,765	2,342,584
Uralkali JSC GDR (Reg. S)	80,300	3,370,191
TOTAL RUSSIA		64,228,239
Singapore - 0.9%
China Minzhong Food Corp. Ltd.	252,000	372,632
GMG Global Ltd.	1,556,000	355,933
Keppel Corp. Ltd.	419,100	4,074,417
Straits Asia Resources Ltd.	227,000	547,077
Yangzijiang Shipbuilding Holdings Ltd.	234,000	346,015
Yanlord Land Group Ltd.	542,000	642,049
TOTAL SINGAPORE		6,338,123
Slovenia - 0.1%
Krka dd Novo mesto (a)	8,126	716,156
South Africa - 5.0%
Absa Group Ltd.	111,001	2,297,330
African Bank Investments Ltd.	807,647	4,709,097
African Rainbow Minerals Ltd.	64,618	2,101,222
Anglo Platinum Ltd.	29,385	2,983,794
AngloGold Ashanti Ltd.	89,100	4,534,829
Common Stocks - continued
	Shares	Value
South Africa - continued
AngloGold Ashanti Ltd. sponsored ADR	52,407	$ 2,671,709
Exxaro Resources Ltd.	30,876	833,858
Foschini Ltd.	259,878	3,584,388
Life Healthcare Group Holdings Ltd.	284,300	727,116
Mr Price Group Ltd.	218,465	2,234,953
Sanlam Ltd.	625,100	2,679,782
Sasol Ltd.	59,600	3,442,074
Sasol Ltd. sponsored ADR	54,800	3,168,536
TOTAL SOUTH AFRICA		35,968,688
Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	1,264,432	1,478,537
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	905,874	5,344,657
Catcher Technology Co. Ltd.	278,000	1,744,466
Chroma ATE, Inc.	570,393	1,879,105
Edison Opto Corp.	61,432	275,197
EVA Airways Corp. (a)	1,435,000	1,318,189
Formosa Chemicals & Fibre Corp.	1,019,000	4,102,998
Formosa Plastics Corp.	1,463,000	5,967,265
Fubon Financial Holding Co. Ltd.	4,494,726	6,581,087
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,911,000	7,228,290
HTC Corp.	201,050	9,111,557
Huaku Development Co. Ltd.	333,000	976,305
Kinsus Interconnect Technology Corp.	366,000	1,274,652
Ruentex Development Co. Ltd.	1,522,000	2,530,919
Siliconware Precision Industries Co. Ltd.	596,000	797,935
Siliconware Precision Industries Co. Ltd. sponsored ADR	102,700	696,306
Synnex Technology International Corp.	221,000	563,190
Taishin Financial Holdings Co. Ltd.	8,782,130	5,158,755
Taiwan Cement Corp.	3,317,804	4,852,079
Taiwan Semiconductor Manufacturing Co. Ltd.	3,758,534	9,705,638
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	309,900	4,183,650
Yang Ming Marine Transport Corp. (a)	624,000	527,523
TOTAL TAIWAN		76,298,300
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	1,102,800	3,416,242
Asian Property Development PCL (For. Reg.)	4,298,400	906,896
PTT PCL (For. Reg.)	391,100	4,911,671
Siam Cement PCL (For. Reg.)	174,000	2,412,458
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	1,271,000	$ 4,937,575
Total Access Communication PCL (For. Reg.)	14,600	24,692
TOTAL THAILAND		16,609,534
Turkey - 1.3%
Aygaz AS	161,340	1,198,647
Tofas Turk Otomobil Fabrikasi AS	267,327	1,536,120
Turkiye Garanti Bankasi AS	931,375	4,825,270
Turkiye Vakiflar Bankasi TAO	798,000	2,119,606
TOTAL TURKEY		9,679,643
United Kingdom - 0.6%
Fresnillo PLC	42,300	1,159,496
Xstrata PLC	112,225	2,852,214
TOTAL UNITED KINGDOM		4,011,710
United States of America - 0.5%
China Agritech, Inc. (a)(d)	28,000	173,376
Freeport-McMoRan Copper & Gold, Inc.	45,544	2,506,286
Sohu.com, Inc. (a)	7,400	782,624
TOTAL UNITED STATES OF AMERICA		3,462,286
TOTAL COMMON STOCKS (Cost $539,759,086)		704,106,432
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	2,975,793	2,975,793
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,960,839	28,960,839
TOTAL MONEY MARKET FUNDS (Cost $31,936,632)		31,936,632
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $571,695,718)		736,043,064
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(17,114,280)
NET ASSETS - 100%		$ 718,928,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,636,310 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,796
Fidelity Securities Lending Cash Central Fund	177,419
Total	$ 182,215
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 119,929,491	$ 119,649,232	$ -	$ 280,259
Brazil	103,612,064	103,612,064	-	-
Taiwan	76,298,300	64,316,190	11,982,110	-
Russia	64,228,239	64,228,239	-	-
China	62,660,537	61,956,606	703,931	-
South Africa	35,968,688	27,991,785	7,976,903	-
Indonesia	32,982,056	32,982,056	-	-
India	32,435,580	27,478,926	4,956,654	-
Cayman Islands	26,245,701	26,245,701	-	-
United States of America	3,462,286	3,288,910	-	173,376
Other	146,283,490	134,683,376	11,600,114	-
Money Market Funds	31,936,632	31,936,632	-	-
Total Investments in Securities:	$ 736,043,064	$ 698,369,717	$ 37,219,712	$ 453,635
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(446,396)
Cost of Purchases	900,031
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 453,635
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (446,396)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $120,287,626 of which $34,783,611 and $85,504,015 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,159,823) - See accompanying schedule: Unaffiliated issuers (cost $539,759,086)	$ 704,106,432
Fidelity Central Funds (cost $31,936,632)	31,936,632
Total Investments (cost $571,695,718)		$ 736,043,064
Foreign currency held at value (cost $1,889,601)		1,896,584
Receivable for investments sold		21,649,922
Receivable for fund shares sold		727,694
Dividends receivable		3,349,790
Distributions receivable from Fidelity Central Funds		26,801
Prepaid expenses		646
Other receivables		236,222
Total assets		763,930,723

Liabilities
Payable for investments purchased	$ 13,454,338
Payable for fund shares redeemed	1,363,887
Accrued management fee	479,393
Distribution and service plan fees payable	222,261
Other affiliated payables	189,733
Other payables and accrued expenses	331,488
Collateral on securities loaned, at value	28,960,839
Total liabilities		45,001,939

Net Assets		$ 718,928,784
Net Assets consist of:
Paid in capital		$ 626,468,290
Undistributed net investment income		993,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,914,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,381,614
Net Assets		$ 718,928,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($299,805,514 ÷ 11,649,908 shares)	$ 25.73

Maximum offering price per share (100/94.25 of $25.73)	$ 27.30
Class T: Net Asset Value and redemption price per share ($105,116,920 ÷ 4,095,055 shares)	$ 25.67

Maximum offering price per share (100/96.50 of $25.67)	$ 26.60
Class B: Net Asset Value and offering price per share ($30,463,960 ÷ 1,207,352 shares)A	$ 25.23

Class C: Net Asset Value and offering price per share ($111,085,834 ÷ 4,409,256 shares)A	$ 25.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($172,456,556 ÷ 6,671,193 shares)	$ 25.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,401,089
Interest		5
Income from Fidelity Central Funds		182,215
Income before foreign taxes withheld		7,583,309
Less foreign taxes withheld		(616,921)
Total income		6,966,388

Expenses
Management fee	$ 2,900,480
Transfer agent fees	1,018,853
Distribution and service plan fees	1,325,064
Accounting and security lending fees	177,660
Custodian fees and expenses	393,472
Independent trustees' compensation	1,807
Registration fees	79,104
Audit	41,785
Legal	1,302
Interest	759
Miscellaneous	3,404
Total expenses before reductions	5,943,690
Expense reductions	(232,525)	5,711,165
Net investment income (loss)		1,255,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,397,595
Foreign currency transactions	(282,015)
Total net realized gain (loss)		59,115,580
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $557,002)	3,122,642
Assets and liabilities in foreign currencies	33,623
Total change in net unrealized appreciation (depreciation)		3,156,265
Net gain (loss)		62,271,845
Net increase (decrease) in net assets resulting from operations		$ 63,527,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,255,223	$ 2,925,139
Net realized gain (loss)	59,115,580	51,525,426
Change in net unrealized appreciation (depreciation)	3,156,265	78,533,647
Net increase (decrease) in net assets resulting from operations	63,527,068	132,984,212
Distributions to shareholders from net investment income	(3,137,544)	(1,614,133)
Distributions to shareholders from net realized gain	(3,336,771)	(3,680,474)
Total distributions	(6,474,315)	(5,294,607)
Share transactions - net increase (decrease)	(52,271,908)	64,839,760
Redemption fees	101,508	140,252
Total increase (decrease) in net assets	4,882,353	192,669,617

Net Assets
Beginning of period	714,046,431	521,376,814
End of period (including undistributed net investment income of $993,798 and undistributed net investment income of $2,876,119, respectively)	$ 718,928,784	$ 714,046,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75
Income from Investment Operations
Net investment income (loss) E	.05	.12	.10	.24	.09	.09
Net realized and unrealized gain (loss)	2.21	4.59	6.64	(19.61)	13.46	5.47
Total from investment operations	2.26	4.71	6.74	(19.37)	13.55	5.56
Distributions from net investment income	(.11)	(.07)	(.14)	(.02)	(.03)	(.11)
Distributions from net realized gain	(.13)	(.13)	-	(.79)	-	-
Total distributions	(.24)	(.20)	(.14)	(.81)	(.03)	(.11)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.73	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22
Total Return B, C, D	9.58%	24.69%	54.54%	(60.55)%	70.63%	40.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.56%	1.60%	1.59%	1.59%	1.84%
Expenses net of fee waivers, if any	1.56% A	1.56%	1.60%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.49% A	1.50%	1.53%	1.53%	1.54%	1.49%
Net investment income (loss)	.45% A	.59%	.70%	.94%	.36%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,806	$ 286,970	$ 216,187	$ 122,911	$ 218,836	$ 68,232
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69
Income from Investment Operations
Net investment income (loss) E	.02	.07	.07	.17	.03	.05
Net realized and unrealized gain (loss)	2.20	4.57	6.64	(19.48)	13.38	5.43
Total from investment operations	2.22	4.64	6.71	(19.31)	13.41	5.48
Distributions from net investment income	(.04)	(.04)	(.07)	-	-	(.09)
Distributions from net realized gain	(.13)	(.13)	-	(.74)	-	-
Total distributions	(.16) J	(.17)	(.07)	(.74)	-	(.09)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.67	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10
Total Return B, C, D	9.46%	24.38%	54.17%	(60.66)%	70.26%	40.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.87%	1.84%	1.86%	2.12%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.75% A	1.76%	1.78%	1.79%	1.79%	1.74%
Net investment income (loss)	.19% A	.33%	.44%	.69%	.11%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,117	$ 104,417	$ 86,959	$ 47,300	$ 119,952	$ 41,369
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.01)	.04	(.09)	(.04)
Net realized and unrealized gain (loss)	2.16	4.49	6.55	(19.13)	13.20	5.40
Total from investment operations	2.12	4.46	6.54	(19.09)	13.11	5.36
Distributions from net investment income	(.01)	-	-	-	-	(.05)
Distributions from net realized gain	(.03)	(.12)	-	(.70)	-	-
Total distributions	(.03) J	(.12)	-	(.70)	-	(.05)
Redemption fees added to paid in capital E	- I	- I	- I	.02	.01	.02
Net asset value, end of period	$ 25.23	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91
Total Return B, C, D	9.17%	23.77%	53.34%	(60.83)%	69.38%	39.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.32%	2.36%	2.35%	2.37%	2.66%
Expenses net of fee waivers, if any	2.31% A	2.32%	2.35%	2.35%	2.35%	2.35%
Expenses net of all reductions	2.24% A	2.26%	2.28%	2.30%	2.29%	2.24%
Net investment income (loss)	(.31)% A	(.17)%	(.05)%	.18%	(.39)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,464	$ 31,159	$ 27,580	$ 17,307	$ 41,042	$ 18,622
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.01)	.05	(.09)	(.04)
Net realized and unrealized gain (loss)	2.15	4.49	6.54	(19.15)	13.21	5.39
Total from investment operations	2.12	4.46	6.53	(19.10)	13.12	5.35
Distributions from net investment income	(.01)	-	-	-	-	(.05)
Distributions from net realized gain	(.05)	(.13)	-	(.70)	-	-
Total distributions	(.06)	(.13)	-	(.70)	-	(.05)
Redemption fees added to paid in capital E	- I	- I	.01	.02	.01	.02
Net asset value, end of period	$ 25.19	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91
Total Return B, C, D	9.16%	23.80%	53.34%	(60.84)%	69.43%	39.59%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.30%	2.34%	2.34%	2.34%	2.58%
Expenses net of fee waivers, if any	2.30% A	2.30%	2.34%	2.34%	2.34%	2.35%
Expenses net of all reductions	2.23% A	2.24%	2.28%	2.29%	2.29%	2.24%
Net investment income (loss)	(.29)% A	(.15)%	(.05)%	.19%	(.39)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,086	$ 106,711	$ 83,939	$ 44,878	$ 104,885	$ 42,805
Portfolio turnover rate G	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80
Income from Investment Operations
Net investment income (loss) D	.09	.20	.15	.31	.18	.14
Net realized and unrealized gain (loss)	2.22	4.62	6.65	(19.76)	13.55	5.49
Total from investment operations	2.31	4.82	6.80	(19.45)	13.73	5.63
Distributions from net investment income	(.20)	(.11)	(.23)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.13)	(.13)	-	(.79)	-	-
Total distributions	(.33)	(.24)	(.23)	(.88)	(.06)	(.11)
Redemption fees added to paid in capital D	- H	- H	.01	.02	.01	.02
Net asset value, end of period	$ 25.85	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34
Total Return B, C	9.75%	25.15%	54.97%	(60.42)%	71.23%	41.11%
Ratios to Average Net Assets E, G
Expenses before reductions	1.23% A	1.22%	1.30%	1.27%	1.25%	1.47%
Expenses net of fee waivers, if any	1.23% A	1.22%	1.30%	1.27%	1.25%	1.35%
Expenses net of all reductions	1.16% A	1.17%	1.23%	1.21%	1.19%	1.24%
Net investment income (loss)	.78% A	.93%	.99%	1.26%	.71%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,457	$ 184,789	$ 106,713	$ 47,557	$ 52,011	$ 9,172
Portfolio turnover rate F	118% A	86%	85%	61%	48%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in Emerging Markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,078,713
Gross unrealized depreciation	(8,729,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,349,413
Tax cost	$ 579,693,651

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,052,839 and $473,153,855, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 366,683	$ 15,331
Class T	.25%	.25%	259,622	3,386
Class B	.75%	.25%	152,795	115,563
Class C	.75%	.25%	545,964	104,822
			$ 1,325,064	$ 239,102

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 64,736
Class T	14,450
Class B*	30,688
Class C*	5,906
$ 115,780

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 445,549.30
Class T	161,097.31
Class B	46,829.31
Class C	160,589.29
Institutional Class	204,789.23
	$ 1,018,853

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $159 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,769,842.38%		$ 759

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,262 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $232,347 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177,419. During the period, there were no securities loaned to FCM.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,359,820	$ 823,941
Class T	162,958	194,714
Class B	6,606	-
Class C	23,592	-
Institutional Class	1,584,568	595,478
Total	$ 3,137,544	$ 1,614,133

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 1,530,131	$ 1,543,065
Class T	550,254	631,634
Class B	33,415	170,009
Class C	232,626	588,609
Institutional Class	990,345	747,157
Total	$ 3,336,771	$ 3,680,474

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,880,219	4,968,910	$ 45,384,307	$ 104,602,234
Reinvestment of distributions	111,230	108,006	2,675,569	2,258,405
Shares redeemed	(2,442,869)	(4,235,043)	(58,930,153)	(87,859,971)
Net increase (decrease)	(451,420)	841,873	$ (10,870,277)	$ 19,000,668
Class T
Shares sold	570,046	1,526,646	$ 13,720,446	$ 32,084,382
Reinvestment of distributions	28,248	38,153	678,403	796,254
Shares redeemed	(925,411)	(1,685,925)	(22,134,435)	(34,798,827)
Net increase (decrease)	(327,117)	(121,126)	$ (7,735,586)	$ (1,918,191)
Class B
Shares sold	54,428	284,855	$ 1,281,876	$ 5,842,113
Reinvestment of distributions	1,377	7,131	32,616	146,541
Shares redeemed	(194,959)	(412,420)	(4,603,676)	(8,414,002)
Net increase (decrease)	(139,154)	(120,434)	$ (3,289,184)	$ (2,425,348)
Class C
Shares sold	663,032	1,416,872	$ 15,676,157	$ 29,287,955
Reinvestment of distributions	9,045	24,169	213,702	496,184
Shares redeemed	(876,569)	(1,291,795)	(20,572,515)	(26,390,410)
Net increase (decrease)	(204,492)	149,246	$ (4,682,656)	$ 3,393,729
Institutional Class
Shares sold	1,453,419	4,771,525	$ 34,848,592	$ 100,570,593
Reinvestment of distributions	73,837	25,873	1,781,182	542,822
Shares redeemed	(2,598,151)	(2,586,784)	(62,323,979)	(54,324,513)
Net increase (decrease)	(1,070,895)	2,210,614	$ (25,694,205)	$ 46,788,902

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0611
1.800640.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Europe Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,153.70	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,152.40	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,149.80	$ 11.73
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,148.70	$ 11.72
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,155.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.2
Banco Santander SA (Spain, Commercial Banks)	2.4	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	2.5
Siemens AG (Germany, Industrial Conglomerates)	2.2	1.9
Gestevision Telecinco SA (Spain, Media)	2.1	1.5
	12.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	21.2
Financials	19.9	18.9
Energy	12.7	11.2
Industrials	11.6	11.3
Materials	11.4	10.0
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.2	30.0
France	15.2	13.0
Germany	10.0	10.0
Spain	7.4	4.8
Switzerland	5.0	9.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.9%	Stocks 99.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Bailiwick of Jersey - 2.9%
Charter International PLC	7,800	$ 106,969
Experian PLC	15,600	210,160
Randgold Resources Ltd. sponsored ADR	1,800	155,826
Shire PLC	7,890	244,854
TOTAL BAILIWICK OF JERSEY		717,809
Belgium - 0.8%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	27
Umicore SA	3,395	194,735
TOTAL BELGIUM		194,762
Bermuda - 0.5%
Huabao International Holdings Ltd.	77,000	114,217
Canada - 1.7%
First Quantum Minerals Ltd.	1,400	199,516
Petrobank Energy & Resources Ltd.	1,600	33,857
Suncor Energy, Inc.	2,600	119,846
Uranium One, Inc.	18,300	76,210
TOTAL CANADA		429,429
Cayman Islands - 0.6%
E-Commerce China Dangdang, Inc. ADR	700	16,107
Hengdeli Holdings Ltd.	236,000	141,303
TOTAL CAYMAN ISLANDS		157,410
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	1,100	163,372
Denmark - 3.3%
Carlsberg A/S Series B	1,600	190,034
FLSmidth & Co. A/S	1,200	108,205
Novo Nordisk A/S Series B	3,337	422,459
Pandora A/S (d)	2,200	99,100
TOTAL DENMARK		819,798
Finland - 1.3%
Fortum Corp.	3,600	124,030
Nokian Tyres PLC	3,700	191,815
TOTAL FINLAND		315,845
France - 15.2%
Alstom SA	4,478	297,780
Arkema SA	1,800	187,564
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA (a)	2,648	$ 163,184
AXA SA (d)	11,400	255,818
BNP Paribas SA	5,069	401,163
Club Mediterranee SA (a)	3,300	76,912
Compagnie Generale de Geophysique SA (a)	2,600	91,596
Danone	3,700	271,035
Iliad Group SA	1,257	161,592
L'Oreal SA	2,400	304,333
LVMH Moet Hennessy - Louis Vuitton	1,609	288,969
Natixis SA	24,600	141,450
PPR SA	1,700	304,053
Publicis Groupe SA	3,100	175,679
Remy Cointreau SA	1,423	117,275
Safran SA	4,100	159,111
Schneider Electric SA (d)	1,637	289,270
VINCI SA	1,600	106,883
TOTAL FRANCE		3,793,667
Germany - 8.3%
adidas AG	2,200	163,779
Fresenius Medical Care AG & Co. KGaA	2,200	172,903
HeidelbergCement AG	2,800	214,128
Infineon Technologies AG	8,800	99,897
Kabel Deutschland Holding AG (a)	3,200	199,998
Linde AG	1,133	204,069
MAN SE	1,546	215,460
SAP AG	4,099	264,108
Siemens AG	3,801	552,983
TOTAL GERMANY		2,087,325
Italy - 4.6%
Enel SpA	48,275	344,225
Fiat Industrial SpA (a)	13,700	203,533
Fiat SpA	8,800	93,914
Intesa Sanpaolo SpA	76,758	254,902
Prysmian SpA	4,000	94,382
Saipem SpA	2,865	162,659
TOTAL ITALY		1,153,615
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	4,700	173,698
Common Stocks - continued
	Shares	Value
Netherlands - 3.0%
AEGON NV (a)	29,900	$ 237,666
ASML Holding NV (Netherlands)	3,100	129,219
ING Groep NV (Certificaten Van Aandelen) (a)	20,800	274,033
LyondellBasell Industries NV Class A	2,600	115,700
TOTAL NETHERLANDS		756,618
Norway - 3.0%
Aker Solutions ASA	8,400	202,701
DnB NOR ASA	8,000	130,071
Storebrand ASA (A Shares)	40,500	420,721
TOTAL NORWAY		753,493
Poland - 0.5%
Eurocash SA	10,200	124,880
Russia - 3.2%
Magnit OJSC GDR (Reg. S)	5,200	145,600
Magnitogorsk Iron & Steel Works OJSC unit	6,600	82,896
Mechel Steel Group OAO sponsored ADR	4,100	117,137
OAO Gazprom sponsored ADR	15,200	259,312
Sberbank (Savings Bank of the Russian Federation) GDR	300	119,644
Uralkali JSC GDR (Reg. S)	1,900	79,743
TOTAL RUSSIA		804,332
South Africa - 0.8%
Barloworld Ltd.	6,100	69,184
Mr Price Group Ltd.	12,500	127,878
TOTAL SOUTH AFRICA		197,062
Spain - 7.4%
Banco Santander SA	46,246	590,603
Gestevision Telecinco SA	46,785	525,764
Inditex SA	3,149	282,377
Telefonica SA	17,267	463,896
TOTAL SPAIN		1,862,640
Sweden - 2.1%
Elekta AB (B Shares)	1,900	86,582
Swedbank AB (A Shares)	7,705	146,106
Telefonaktiebolaget LM Ericsson (B Shares)	18,703	283,741
TOTAL SWEDEN		516,429
Switzerland - 5.0%
Compagnie Financiere Richemont SA Series A	4,804	310,401
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	1,323	$ 171,119
The Swatch Group AG (Bearer)	530	260,666
Transocean Ltd. (a)	1,900	138,225
UBS AG (a)	18,294	366,046
TOTAL SWITZERLAND		1,246,457
United Kingdom - 29.2%
Aviva PLC	22,400	167,646
BG Group PLC	18,753	480,369
BHP Billiton PLC	7,346	310,599
BP PLC	46,600	358,238
BP PLC sponsored ADR	3,600	166,104
British Land Co. PLC	16,396	164,464
British Sky Broadcasting Group PLC	9,200	129,396
Burberry Group PLC	11,400	246,601
Carphone Warehouse Group PLC (a)	55,250	367,082
Cookson Group PLC	10,900	130,274
Filtrona PLC	15,400	88,491
Fresnillo PLC	4,300	117,868
HSBC Holdings PLC sponsored ADR (d)	7,862	428,243
International Personal Finance PLC	17,200	105,586
Kazakhmys PLC	5,100	117,478
Kesa Electricals PLC	41,200	88,778
Lloyds Banking Group PLC (a)	227,200	225,584
Micro Focus International PLC	32,900	204,162
Misys PLC	28,000	147,610
Morgan Crucible Co. PLC	34,000	176,060
Next PLC	2,300	85,944
Prudential PLC	31,769	411,021
Reckitt Benckiser Group PLC	4,600	255,411
Royal Dutch Shell PLC Class A (United Kingdom)	22,817	885,188
Sage Group PLC	19,900	94,737
Schroders PLC	3,800	120,476
SuperGroup PLC (a)	4,400	116,567
Taylor Wimpey PLC (a)	107,400	69,805
Vodafone Group PLC	202,700	585,983
Wolfson Microelectronics PLC (a)	26,100	104,198
Xstrata PLC	13,500	343,104
TOTAL UNITED KINGDOM		7,293,067
Common Stocks - continued
	Shares	Value
United States of America - 3.5%
Agilent Technologies, Inc. (a)	2,800	$ 139,748
Apple, Inc. (a)	400	139,292
Halliburton Co.	2,100	106,008
Mead Johnson Nutrition Co. Class A	2,100	140,448
Noble Energy, Inc.	1,000	96,270
Resolute Energy Corp. (a)	2,100	37,149
Virgin Media, Inc.	7,300	220,898
TOTAL UNITED STATES OF AMERICA		879,813
TOTAL COMMON STOCKS (Cost $20,107,279)		24,555,738
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
ProSiebenSat.1 Media AG	6,300	180,426
Volkswagen AG	1,300	256,099
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $286,856)		436,525
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	2,583	2,583
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,061,314	1,061,314
TOTAL MONEY MARKET FUNDS (Cost $1,063,897)		1,063,897
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $21,458,032)		26,056,160
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(1,048,594)
NET ASSETS - 100%		$ 25,007,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 414
Fidelity Securities Lending Cash Central Fund	3,775
Total	$ 4,189
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 7,293,067	$ 5,233,996	$ 2,059,071	$ -
France	3,793,667	3,702,071	91,596	-
Germany	2,523,850	2,523,850	-	-
Spain	1,862,640	1,398,744	463,896	-
Switzerland	1,246,457	880,411	366,046	-
Italy	1,153,615	1,153,615	-	-
United States of America	879,813	879,813	-	-
Denmark	819,798	397,339	422,459	-
Russia	804,332	804,332	-	-
Other	4,615,024	3,271,813	1,343,211	-
Money Market Funds	1,063,897	1,063,897	-	-
Total Investments in Securities:	$ 26,056,160	$ 21,309,881	$ 4,746,279	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $19,126,506 of which $11,081,881 and $8,044,625 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,006,469) - See accompanying schedule: Unaffiliated issuers (cost $20,394,135)	$ 24,992,263
Fidelity Central Funds (cost $1,063,897)	1,063,897
Total Investments (cost $21,458,032)		$ 26,056,160
Cash		47,453
Foreign currency held at value (cost $2,577)		2,581
Receivable for investments sold		365,296
Receivable for fund shares sold		5,114
Dividends receivable		80,225
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		23
Receivable from investment adviser for expense reductions		9,874
Other receivables		3,059
Total assets		26,569,922

Liabilities
Payable for investments purchased	$ 390,594
Payable for fund shares redeemed	31,575
Accrued management fee	14,351
Distribution and service plan fees payable	9,659
Other affiliated payables	6,881
Other payables and accrued expenses	47,982
Collateral on securities loaned, at value	1,061,314
Total liabilities		1,562,356

Net Assets		$ 25,007,566
Net Assets consist of:
Paid in capital		$ 38,274,065
Undistributed net investment income		32,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,879,741)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,581,051
Net Assets		$ 25,007,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,769,653 ÷ 798,772 shares)	$ 13.48

Maximum offering price per share (100/94.25 of $13.48)	$ 14.30
Class T: Net Asset Value and redemption price per share ($7,934,771 ÷ 590,715 shares)	$ 13.43

Maximum offering price per share (100/96.50 of $13.43)	$ 13.92
Class B: Net Asset Value and offering price per share ($1,718,008 ÷ 131,662 shares) A	$ 13.05

Class C: Net Asset Value and offering price per share ($3,511,072 ÷ 270,398 shares) A	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,074,062 ÷ 78,143 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 251,039
Interest		2
Income from Fidelity Central Funds		4,189
Income before foreign taxes withheld		255,230
Less foreign taxes withheld		(23,773)
Total income		231,457

Expenses
Management fee	$ 83,661
Transfer agent fees	36,933
Distribution and service plan fees	57,489
Accounting and security lending fees	6,194
Custodian fees and expenses	21,203
Independent trustees' compensation	59
Registration fees	58,010
Audit	25,923
Legal	44
Miscellaneous	119
Total expenses before reductions	289,635
Expense reductions	(93,808)	195,827
Net investment income (loss)		35,630
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,656,046
Foreign currency transactions	2,533
Total net realized gain (loss)		1,658,579
Change in net unrealized appreciation (depreciation) on: Investment securities	1,701,498
Assets and liabilities in foreign currencies	(1,712)
Total change in net unrealized appreciation (depreciation)		1,699,786
Net gain (loss)		3,358,365
Net increase (decrease) in net assets resulting from operations		$ 3,393,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,630	$ 84,988
Net realized gain (loss)	1,658,579	322,052
Change in net unrealized appreciation (depreciation)	1,699,786	1,507,133
Net increase (decrease) in net assets resulting from operations	3,393,995	1,914,173
Distributions to shareholders from net investment income	(69,262)	(281,171)
Share transactions - net increase (decrease)	(1,526,984)	(4,178,483)
Redemption fees	49	436
Total increase (decrease) in net assets	1,797,798	(2,545,045)

Net Assets
Beginning of period	23,209,768	25,754,813
End of period (including undistributed net investment income of $32,191 and undistributed net investment income of $65,823, respectively)	$ 25,007,566	$ 23,209,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.03	.06	.15	.25	.32	.19 H
Net realized and unrealized gain (loss)	1.77	.99	1.99	(9.22)	4.48	4.18
Total from investment operations	1.80	1.05	2.14	(8.97)	4.80	4.37
Distributions from net investment income	(.06)	(.13)	(.30)	(.31)	(.12)	(.13)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.06)	(.13)	(.30)	(2.99)	(1.35)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49
Total Return B, C, D	15.37%	9.74%	25.27%	(49.77)%	29.16%	33.17%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.05%	2.00%	1.63%	1.53%	1.81%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.43%	1.46%	1.46%	1.46%	1.40%
Net investment income (loss)	.54% A	.61%	1.73%	1.65%	1.69%	1.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,770	$ 10,276	$ 10,904	$ 10,286	$ 29,273	$ 18,972
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34
Income from Investment Operations
Net investment income (loss) E	.02	.04	.13	.21	.27	.14 H
Net realized and unrealized gain (loss)	1.76	.97	1.99	(9.17)	4.44	4.17
Total from investment operations	1.78	1.01	2.12	(8.96)	4.71	4.31
Distributions from net investment income	(.03)	(.11)	(.26)	(.19)	(.08)	(.08)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.03)	(.11)	(.26)	(2.87)	(1.31)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35
Total Return B, C, D	15.24%	9.42%	24.99%	(49.91)%	28.86%	32.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.48% A	2.34%	2.28%	1.88%	1.80%	2.07%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.71%	1.71%	1.71%	1.65%
Net investment income (loss)	.29% A	.36%	1.48%	1.40%	1.44%	.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,935	$ 7,496	$ 8,014	$ 7,866	$ 21,357	$ 24,643
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.08	.13	.17	.06 H
Net realized and unrealized gain (loss)	1.71	.94	1.95	(8.86)	4.34	4.10
Total from investment operations	1.70	.93	2.03	(8.73)	4.51	4.16
Distributions from net investment income	-	(.06)	(.16)	(.14)	(.03)	(.01)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	-	(.06)	(.16)	(2.82)	(1.26)	(.23)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.05	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91
Total Return B, C, D	14.98%	8.87%	24.34%	(50.13)%	28.29%	32.49%
Ratios to Average Net Assets F, I
Expenses before reductions	2.98% A	2.82%	2.77%	2.39%	2.31%	2.69%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.18%	2.21%	2.21%	2.21%	2.15%
Net investment income (loss)	(.21)% A	(.14)%	.98%	.90%	.94%	.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,718	$ 1,935	$ 2,490	$ 2,806	$ 11,206	$ 8,529
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.08	.13	.17	.06 H
Net realized and unrealized gain (loss)	1.69	.94	1.94	(8.82)	4.32	4.07
Total from investment operations	1.68	.93	2.02	(8.69)	4.49	4.13
Distributions from net investment income	-	(.06)	(.17)	(.15)	(.05)	(.02)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	-	(.06)	(.17)	(2.83)	(1.28)	(.24)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89
Total Return B, C, D	14.87%	8.92%	24.29%	(50.11)%	28.21%	32.25%
Ratios to Average Net Assets F, I
Expenses before reductions	2.95% A	2.82%	2.77%	2.38%	2.26%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.18%	2.21%	2.21%	2.21%	2.15%
Net investment income (loss)	(.21)% A	(.14)%	.98%	.90%	.94%	.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,511	$ 3,166	$ 3,913	$ 4,522	$ 16,084	$ 9,173
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63
Income from Investment Operations
Net investment income (loss) D	.05	.09	.18	.30	.38	.23 G
Net realized and unrealized gain (loss)	1.80	1.01	2.03	(9.38)	4.54	4.25
Total from investment operations	1.85	1.10	2.21	(9.08)	4.92	4.48
Distributions from net investment income	(.09)	(.15)	(.31)	(.38)	(.14)	(.17)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.09)	(.15)	(.31)	(3.06)	(1.37)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72
Total Return B, C	15.51%	10.00%	25.57%	(49.63)%	29.57%	33.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	1.80%	1.68%	1.27%	1.19%	1.46%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%	1.19%	1.25%
Expenses net of all reductions	1.17% A	1.17%	1.21%	1.21%	1.15%	1.15%
Net investment income (loss)	.79% A	.86%	1.98%	1.90%	2.00%	1.41% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,074	$ 336	$ 434	$ 378	$ 1,738	$ 1,331
Portfolio turnover rate F	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,977,598
Gross unrealized depreciation	(696,379)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,281,219

Tax cost	$ 21,774,941

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,099,724 and $12,541,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 13,077	$ 266
Class T	.25%	.25%	18,918	223
Class B	.75%	.25%	9,073	6,860
Class C	.75%	.25%	16,421	1,462
			$ 57,489	$ 8,811

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates. - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,264
Class T	957
Class B*	2,593
Class C*	164
$ 4,978

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,183.31
Class T	12,393.33
Class B	2,804.31
Class C	5,048.31
Institutional Class	505.18
	$ 36,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,775. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 39,575
Class T	1.70%	29,656
Class B	2.20%	7,116
Class C	2.20%	12,384
Institutional Class	1.20%	1,511
		$ 90,242

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,566 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 48,533	$ 132,405
Class T	17,367	105,744
Class B	-	13,563
Class C	-	22,327
Institutional Class	3,362	7,132
Total	$ 69,262	$ 281,171

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	57,558	127,568	$ 709,105	$ 1,411,611
Reinvestment of distributions	3,553	10,457	42,460	119,629
Shares redeemed	(137,631)	(270,495)	(1,698,665)	(2,873,077)
Net increase (decrease)	(76,520)	(132,470)	$ (947,100)	$ (1,341,837)
Class T
Shares sold	41,836	285,617	$ 513,365	$ 3,265,728
Reinvestment of distributions	1,416	8,986	16,884	102,440
Shares redeemed	(94,157)	(396,557)	(1,155,019)	(4,398,721)
Net increase (decrease)	(50,905)	(101,954)	$ (624,770)	$ (1,030,553)
Class B
Shares sold	1,625	16,071	$ 18,940	$ 167,235
Reinvestment of distributions	-	1,085	-	12,073
Shares redeemed	(40,459)	(84,324)	(486,864)	(867,232)
Net increase (decrease)	(38,834)	(67,168)	$ (467,924)	$ (687,924)
Class C
Shares sold	24,582	36,176	$ 291,565	$ 385,078
Reinvestment of distributions	-	1,719	-	19,047
Shares redeemed	(34,507)	(132,930)	(410,990)	(1,389,265)
Net increase (decrease)	(9,925)	(95,035)	$ (119,425)	$ (985,140)
Institutional Class
Shares sold	53,431	21,917	$ 673,475	$ 240,660
Reinvestment of distributions	124	430	1,508	5,009
Shares redeemed	(3,460)	(33,643)	(42,748)	(378,698)
Net increase (decrease)	50,095	(11,296)	$ 632,235	$ (133,029)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0611
1.784875.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Europe Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,153.70	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,152.40	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,149.80	$ 11.73
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,148.70	$ 11.72
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,155.10	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.2
Banco Santander SA (Spain, Commercial Banks)	2.4	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	2.5
Siemens AG (Germany, Industrial Conglomerates)	2.2	1.9
Gestevision Telecinco SA (Spain, Media)	2.1	1.5
	12.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	21.2
Financials	19.9	18.9
Energy	12.7	11.2
Industrials	11.6	11.3
Materials	11.4	10.0
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.2	30.0
France	15.2	13.0
Germany	10.0	10.0
Spain	7.4	4.8
Switzerland	5.0	9.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.9%	Stocks 99.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Bailiwick of Jersey - 2.9%
Charter International PLC	7,800	$ 106,969
Experian PLC	15,600	210,160
Randgold Resources Ltd. sponsored ADR	1,800	155,826
Shire PLC	7,890	244,854
TOTAL BAILIWICK OF JERSEY		717,809
Belgium - 0.8%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	27
Umicore SA	3,395	194,735
TOTAL BELGIUM		194,762
Bermuda - 0.5%
Huabao International Holdings Ltd.	77,000	114,217
Canada - 1.7%
First Quantum Minerals Ltd.	1,400	199,516
Petrobank Energy & Resources Ltd.	1,600	33,857
Suncor Energy, Inc.	2,600	119,846
Uranium One, Inc.	18,300	76,210
TOTAL CANADA		429,429
Cayman Islands - 0.6%
E-Commerce China Dangdang, Inc. ADR	700	16,107
Hengdeli Holdings Ltd.	236,000	141,303
TOTAL CAYMAN ISLANDS		157,410
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	1,100	163,372
Denmark - 3.3%
Carlsberg A/S Series B	1,600	190,034
FLSmidth & Co. A/S	1,200	108,205
Novo Nordisk A/S Series B	3,337	422,459
Pandora A/S (d)	2,200	99,100
TOTAL DENMARK		819,798
Finland - 1.3%
Fortum Corp.	3,600	124,030
Nokian Tyres PLC	3,700	191,815
TOTAL FINLAND		315,845
France - 15.2%
Alstom SA	4,478	297,780
Arkema SA	1,800	187,564
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA (a)	2,648	$ 163,184
AXA SA (d)	11,400	255,818
BNP Paribas SA	5,069	401,163
Club Mediterranee SA (a)	3,300	76,912
Compagnie Generale de Geophysique SA (a)	2,600	91,596
Danone	3,700	271,035
Iliad Group SA	1,257	161,592
L'Oreal SA	2,400	304,333
LVMH Moet Hennessy - Louis Vuitton	1,609	288,969
Natixis SA	24,600	141,450
PPR SA	1,700	304,053
Publicis Groupe SA	3,100	175,679
Remy Cointreau SA	1,423	117,275
Safran SA	4,100	159,111
Schneider Electric SA (d)	1,637	289,270
VINCI SA	1,600	106,883
TOTAL FRANCE		3,793,667
Germany - 8.3%
adidas AG	2,200	163,779
Fresenius Medical Care AG & Co. KGaA	2,200	172,903
HeidelbergCement AG	2,800	214,128
Infineon Technologies AG	8,800	99,897
Kabel Deutschland Holding AG (a)	3,200	199,998
Linde AG	1,133	204,069
MAN SE	1,546	215,460
SAP AG	4,099	264,108
Siemens AG	3,801	552,983
TOTAL GERMANY		2,087,325
Italy - 4.6%
Enel SpA	48,275	344,225
Fiat Industrial SpA (a)	13,700	203,533
Fiat SpA	8,800	93,914
Intesa Sanpaolo SpA	76,758	254,902
Prysmian SpA	4,000	94,382
Saipem SpA	2,865	162,659
TOTAL ITALY		1,153,615
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	4,700	173,698
Common Stocks - continued
	Shares	Value
Netherlands - 3.0%
AEGON NV (a)	29,900	$ 237,666
ASML Holding NV (Netherlands)	3,100	129,219
ING Groep NV (Certificaten Van Aandelen) (a)	20,800	274,033
LyondellBasell Industries NV Class A	2,600	115,700
TOTAL NETHERLANDS		756,618
Norway - 3.0%
Aker Solutions ASA	8,400	202,701
DnB NOR ASA	8,000	130,071
Storebrand ASA (A Shares)	40,500	420,721
TOTAL NORWAY		753,493
Poland - 0.5%
Eurocash SA	10,200	124,880
Russia - 3.2%
Magnit OJSC GDR (Reg. S)	5,200	145,600
Magnitogorsk Iron & Steel Works OJSC unit	6,600	82,896
Mechel Steel Group OAO sponsored ADR	4,100	117,137
OAO Gazprom sponsored ADR	15,200	259,312
Sberbank (Savings Bank of the Russian Federation) GDR	300	119,644
Uralkali JSC GDR (Reg. S)	1,900	79,743
TOTAL RUSSIA		804,332
South Africa - 0.8%
Barloworld Ltd.	6,100	69,184
Mr Price Group Ltd.	12,500	127,878
TOTAL SOUTH AFRICA		197,062
Spain - 7.4%
Banco Santander SA	46,246	590,603
Gestevision Telecinco SA	46,785	525,764
Inditex SA	3,149	282,377
Telefonica SA	17,267	463,896
TOTAL SPAIN		1,862,640
Sweden - 2.1%
Elekta AB (B Shares)	1,900	86,582
Swedbank AB (A Shares)	7,705	146,106
Telefonaktiebolaget LM Ericsson (B Shares)	18,703	283,741
TOTAL SWEDEN		516,429
Switzerland - 5.0%
Compagnie Financiere Richemont SA Series A	4,804	310,401
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	1,323	$ 171,119
The Swatch Group AG (Bearer)	530	260,666
Transocean Ltd. (a)	1,900	138,225
UBS AG (a)	18,294	366,046
TOTAL SWITZERLAND		1,246,457
United Kingdom - 29.2%
Aviva PLC	22,400	167,646
BG Group PLC	18,753	480,369
BHP Billiton PLC	7,346	310,599
BP PLC	46,600	358,238
BP PLC sponsored ADR	3,600	166,104
British Land Co. PLC	16,396	164,464
British Sky Broadcasting Group PLC	9,200	129,396
Burberry Group PLC	11,400	246,601
Carphone Warehouse Group PLC (a)	55,250	367,082
Cookson Group PLC	10,900	130,274
Filtrona PLC	15,400	88,491
Fresnillo PLC	4,300	117,868
HSBC Holdings PLC sponsored ADR (d)	7,862	428,243
International Personal Finance PLC	17,200	105,586
Kazakhmys PLC	5,100	117,478
Kesa Electricals PLC	41,200	88,778
Lloyds Banking Group PLC (a)	227,200	225,584
Micro Focus International PLC	32,900	204,162
Misys PLC	28,000	147,610
Morgan Crucible Co. PLC	34,000	176,060
Next PLC	2,300	85,944
Prudential PLC	31,769	411,021
Reckitt Benckiser Group PLC	4,600	255,411
Royal Dutch Shell PLC Class A (United Kingdom)	22,817	885,188
Sage Group PLC	19,900	94,737
Schroders PLC	3,800	120,476
SuperGroup PLC (a)	4,400	116,567
Taylor Wimpey PLC (a)	107,400	69,805
Vodafone Group PLC	202,700	585,983
Wolfson Microelectronics PLC (a)	26,100	104,198
Xstrata PLC	13,500	343,104
TOTAL UNITED KINGDOM		7,293,067
Common Stocks - continued
	Shares	Value
United States of America - 3.5%
Agilent Technologies, Inc. (a)	2,800	$ 139,748
Apple, Inc. (a)	400	139,292
Halliburton Co.	2,100	106,008
Mead Johnson Nutrition Co. Class A	2,100	140,448
Noble Energy, Inc.	1,000	96,270
Resolute Energy Corp. (a)	2,100	37,149
Virgin Media, Inc.	7,300	220,898
TOTAL UNITED STATES OF AMERICA		879,813
TOTAL COMMON STOCKS (Cost $20,107,279)		24,555,738
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
ProSiebenSat.1 Media AG	6,300	180,426
Volkswagen AG	1,300	256,099
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $286,856)		436,525
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	2,583	2,583
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,061,314	1,061,314
TOTAL MONEY MARKET FUNDS (Cost $1,063,897)		1,063,897
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $21,458,032)		26,056,160
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(1,048,594)
NET ASSETS - 100%		$ 25,007,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 414
Fidelity Securities Lending Cash Central Fund	3,775
Total	$ 4,189
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 7,293,067	$ 5,233,996	$ 2,059,071	$ -
France	3,793,667	3,702,071	91,596	-
Germany	2,523,850	2,523,850	-	-
Spain	1,862,640	1,398,744	463,896	-
Switzerland	1,246,457	880,411	366,046	-
Italy	1,153,615	1,153,615	-	-
United States of America	879,813	879,813	-	-
Denmark	819,798	397,339	422,459	-
Russia	804,332	804,332	-	-
Other	4,615,024	3,271,813	1,343,211	-
Money Market Funds	1,063,897	1,063,897	-	-
Total Investments in Securities:	$ 26,056,160	$ 21,309,881	$ 4,746,279	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $19,126,506 of which $11,081,881 and $8,044,625 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,006,469) - See accompanying schedule: Unaffiliated issuers (cost $20,394,135)	$ 24,992,263
Fidelity Central Funds (cost $1,063,897)	1,063,897
Total Investments (cost $21,458,032)		$ 26,056,160
Cash		47,453
Foreign currency held at value (cost $2,577)		2,581
Receivable for investments sold		365,296
Receivable for fund shares sold		5,114
Dividends receivable		80,225
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		23
Receivable from investment adviser for expense reductions		9,874
Other receivables		3,059
Total assets		26,569,922

Liabilities
Payable for investments purchased	$ 390,594
Payable for fund shares redeemed	31,575
Accrued management fee	14,351
Distribution and service plan fees payable	9,659
Other affiliated payables	6,881
Other payables and accrued expenses	47,982
Collateral on securities loaned, at value	1,061,314
Total liabilities		1,562,356

Net Assets		$ 25,007,566
Net Assets consist of:
Paid in capital		$ 38,274,065
Undistributed net investment income		32,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,879,741)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,581,051
Net Assets		$ 25,007,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,769,653 ÷ 798,772 shares)	$ 13.48

Maximum offering price per share (100/94.25 of $13.48)	$ 14.30
Class T: Net Asset Value and redemption price per share ($7,934,771 ÷ 590,715 shares)	$ 13.43

Maximum offering price per share (100/96.50 of $13.43)	$ 13.92
Class B: Net Asset Value and offering price per share ($1,718,008 ÷ 131,662 shares) A	$ 13.05

Class C: Net Asset Value and offering price per share ($3,511,072 ÷ 270,398 shares) A	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,074,062 ÷ 78,143 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 251,039
Interest		2
Income from Fidelity Central Funds		4,189
Income before foreign taxes withheld		255,230
Less foreign taxes withheld		(23,773)
Total income		231,457

Expenses
Management fee	$ 83,661
Transfer agent fees	36,933
Distribution and service plan fees	57,489
Accounting and security lending fees	6,194
Custodian fees and expenses	21,203
Independent trustees' compensation	59
Registration fees	58,010
Audit	25,923
Legal	44
Miscellaneous	119
Total expenses before reductions	289,635
Expense reductions	(93,808)	195,827
Net investment income (loss)		35,630
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,656,046
Foreign currency transactions	2,533
Total net realized gain (loss)		1,658,579
Change in net unrealized appreciation (depreciation) on: Investment securities	1,701,498
Assets and liabilities in foreign currencies	(1,712)
Total change in net unrealized appreciation (depreciation)		1,699,786
Net gain (loss)		3,358,365
Net increase (decrease) in net assets resulting from operations		$ 3,393,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,630	$ 84,988
Net realized gain (loss)	1,658,579	322,052
Change in net unrealized appreciation (depreciation)	1,699,786	1,507,133
Net increase (decrease) in net assets resulting from operations	3,393,995	1,914,173
Distributions to shareholders from net investment income	(69,262)	(281,171)
Share transactions - net increase (decrease)	(1,526,984)	(4,178,483)
Redemption fees	49	436
Total increase (decrease) in net assets	1,797,798	(2,545,045)

Net Assets
Beginning of period	23,209,768	25,754,813
End of period (including undistributed net investment income of $32,191 and undistributed net investment income of $65,823, respectively)	$ 25,007,566	$ 23,209,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.03	.06	.15	.25	.32	.19 H
Net realized and unrealized gain (loss)	1.77	.99	1.99	(9.22)	4.48	4.18
Total from investment operations	1.80	1.05	2.14	(8.97)	4.80	4.37
Distributions from net investment income	(.06)	(.13)	(.30)	(.31)	(.12)	(.13)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.06)	(.13)	(.30)	(2.99)	(1.35)	(.35)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49
Total Return B, C, D	15.37%	9.74%	25.27%	(49.77)%	29.16%	33.17%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.05%	2.00%	1.63%	1.53%	1.81%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.43%	1.46%	1.46%	1.46%	1.40%
Net investment income (loss)	.54% A	.61%	1.73%	1.65%	1.69%	1.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,770	$ 10,276	$ 10,904	$ 10,286	$ 29,273	$ 18,972
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34
Income from Investment Operations
Net investment income (loss) E	.02	.04	.13	.21	.27	.14 H
Net realized and unrealized gain (loss)	1.76	.97	1.99	(9.17)	4.44	4.17
Total from investment operations	1.78	1.01	2.12	(8.96)	4.71	4.31
Distributions from net investment income	(.03)	(.11)	(.26)	(.19)	(.08)	(.08)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.03)	(.11)	(.26)	(2.87)	(1.31)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35
Total Return B, C, D	15.24%	9.42%	24.99%	(49.91)%	28.86%	32.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.48% A	2.34%	2.28%	1.88%	1.80%	2.07%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.71%	1.71%	1.71%	1.65%
Net investment income (loss)	.29% A	.36%	1.48%	1.40%	1.44%	.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,935	$ 7,496	$ 8,014	$ 7,866	$ 21,357	$ 24,643
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.08	.13	.17	.06 H
Net realized and unrealized gain (loss)	1.71	.94	1.95	(8.86)	4.34	4.10
Total from investment operations	1.70	.93	2.03	(8.73)	4.51	4.16
Distributions from net investment income	-	(.06)	(.16)	(.14)	(.03)	(.01)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	-	(.06)	(.16)	(2.82)	(1.26)	(.23)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.05	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91
Total Return B, C, D	14.98%	8.87%	24.34%	(50.13)%	28.29%	32.49%
Ratios to Average Net Assets F, I
Expenses before reductions	2.98% A	2.82%	2.77%	2.39%	2.31%	2.69%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.18%	2.21%	2.21%	2.21%	2.15%
Net investment income (loss)	(.21)% A	(.14)%	.98%	.90%	.94%	.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,718	$ 1,935	$ 2,490	$ 2,806	$ 11,206	$ 8,529
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.08	.13	.17	.06 H
Net realized and unrealized gain (loss)	1.69	.94	1.94	(8.82)	4.32	4.07
Total from investment operations	1.68	.93	2.02	(8.69)	4.49	4.13
Distributions from net investment income	-	(.06)	(.17)	(.15)	(.05)	(.02)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	-	(.06)	(.17)	(2.83)	(1.28)	(.24)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89
Total Return B, C, D	14.87%	8.92%	24.29%	(50.11)%	28.21%	32.25%
Ratios to Average Net Assets F, I
Expenses before reductions	2.95% A	2.82%	2.77%	2.38%	2.26%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.18%	2.21%	2.21%	2.21%	2.15%
Net investment income (loss)	(.21)% A	(.14)%	.98%	.90%	.94%	.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,511	$ 3,166	$ 3,913	$ 4,522	$ 16,084	$ 9,173
Portfolio turnover rate G	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63
Income from Investment Operations
Net investment income (loss) D	.05	.09	.18	.30	.38	.23 G
Net realized and unrealized gain (loss)	1.80	1.01	2.03	(9.38)	4.54	4.25
Total from investment operations	1.85	1.10	2.21	(9.08)	4.92	4.48
Distributions from net investment income	(.09)	(.15)	(.31)	(.38)	(.14)	(.17)
Distributions from net realized gain	-	-	-	(2.68)	(1.23)	(.22)
Total distributions	(.09)	(.15)	(.31)	(3.06)	(1.37)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72
Total Return B, C	15.51%	10.00%	25.57%	(49.63)%	29.57%	33.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	1.80%	1.68%	1.27%	1.19%	1.46%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%	1.19%	1.25%
Expenses net of all reductions	1.17% A	1.17%	1.21%	1.21%	1.15%	1.15%
Net investment income (loss)	.79% A	.86%	1.98%	1.90%	2.00%	1.41% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,074	$ 336	$ 434	$ 378	$ 1,738	$ 1,331
Portfolio turnover rate F	96% A	143%	109%	112%	173%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,977,598
Gross unrealized depreciation	(696,379)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,281,219

Tax cost	$ 21,774,941

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,099,724 and $12,541,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 13,077	$ 266
Class T	.25%	.25%	18,918	223
Class B	.75%	.25%	9,073	6,860
Class C	.75%	.25%	16,421	1,462
			$ 57,489	$ 8,811

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates. - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,264
Class T	957
Class B*	2,593
Class C*	164
$ 4,978

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,183.31
Class T	12,393.33
Class B	2,804.31
Class C	5,048.31
Institutional Class	505.18
	$ 36,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,775. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 39,575
Class T	1.70%	29,656
Class B	2.20%	7,116
Class C	2.20%	12,384
Institutional Class	1.20%	1,511
		$ 90,242

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,566 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 48,533	$ 132,405
Class T	17,367	105,744
Class B	-	13,563
Class C	-	22,327
Institutional Class	3,362	7,132
Total	$ 69,262	$ 281,171

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	57,558	127,568	$ 709,105	$ 1,411,611
Reinvestment of distributions	3,553	10,457	42,460	119,629
Shares redeemed	(137,631)	(270,495)	(1,698,665)	(2,873,077)
Net increase (decrease)	(76,520)	(132,470)	$ (947,100)	$ (1,341,837)
Class T
Shares sold	41,836	285,617	$ 513,365	$ 3,265,728
Reinvestment of distributions	1,416	8,986	16,884	102,440
Shares redeemed	(94,157)	(396,557)	(1,155,019)	(4,398,721)
Net increase (decrease)	(50,905)	(101,954)	$ (624,770)	$ (1,030,553)
Class B
Shares sold	1,625	16,071	$ 18,940	$ 167,235
Reinvestment of distributions	-	1,085	-	12,073
Shares redeemed	(40,459)	(84,324)	(486,864)	(867,232)
Net increase (decrease)	(38,834)	(67,168)	$ (467,924)	$ (687,924)
Class C
Shares sold	24,582	36,176	$ 291,565	$ 385,078
Reinvestment of distributions	-	1,719	-	19,047
Shares redeemed	(34,507)	(132,930)	(410,990)	(1,389,265)
Net increase (decrease)	(9,925)	(95,035)	$ (119,425)	$ (985,140)
Institutional Class
Shares sold	53,431	21,917	$ 673,475	$ 240,660
Reinvestment of distributions	124	430	1,508	5,009
Shares redeemed	(3,460)	(33,643)	(42,748)	(378,698)
Net increase (decrease)	50,095	(11,296)	$ 632,235	$ (133,029)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0611
1.784876.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 999.10	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 998.90	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 996.20	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 996.80	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,000.90	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
eBay, Inc. (United States of America, Internet Software & Services)	8.2	0.1
Corning, Inc. (United States of America, Electronic Equipment & Components)	5.2	0.0
Nanosphere, Inc. (United States of America, Biotechnology)	3.5	1.2
Google, Inc. Class A (United States of America, Internet Software & Services)	3.5	0.0
Copa Holdings SA Class A (Panama, Airlines)	3.1	0.0
	23.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	22.1
Health Care	19.1	13.8
Consumer Discretionary	16.1	11.9
Energy	12.1	0.9
Financials	7.9	12.6
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.4	19.8
India	18.7	16.0
Japan	9.8	12.6
Canada	7.0	1.9
United Kingdom	4.2	0.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 98.2%	Stocks 84.8%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 15.2%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 0.2%
Newcrest Mining Ltd.	6,357	$ 288,925
Bermuda - 0.8%
Fairwood Holdings Ltd.	443,500	620,168
Luk Fook Holdings International Ltd.	203,000	751,484
TOTAL BERMUDA		1,371,652
Brazil - 1.5%
Fleury SA	13,100	195,255
Tegma Gestao Logistica	79,400	1,361,100
Totvs SA	41,800	797,051
TOTAL BRAZIL		2,353,406
British Virgin Islands - 0.6%
HLS Systems International Ltd. (a)(d)	81,600	980,016
Canada - 7.0%
Antrim Energy, Inc. (a)	179,000	172,170
Bellhaven Copper & Gold, Inc. (a)	1,661,000	983,152
Canadian Natural Resources Ltd.	17,100	804,483
Carpathian Gold, Inc. (a)	5,293,000	2,433,628
Cathedral Energy Services Ltd.	264,300	2,598,023
Computer Modelling Group Ltd.	18,900	573,333
Kinross Gold Corp.	66,400	1,052,743
Kodiak Oil & Gas Corp. (a)(d)	111,400	782,028
Petrobank Energy & Resources Ltd.	30,400	643,281
Petrominerales Ltd.	1,044	39,957
PHX Energy Services Corp.	4,400	57,575
Sandvine Corp. (U.K.) (a)	53,000	133,886
SunOpta, Inc. (a)	6,300	44,478
Tuscany International Drilling, Inc. (a)	498,800	796,098
Yamana Gold, Inc.	3,500	44,615
TOTAL CANADA		11,159,450
Cayman Islands - 1.5%
Daphne International Holdings Ltd.	602,000	482,140
EVA Precision Industrial Holdings Ltd.	44,000	37,676
Longtop Financial Technologies Ltd. ADR (a)(d)	86,400	1,949,184
TOTAL CAYMAN ISLANDS		2,469,000
France - 3.5%
AXA SA (d)	213,067	4,781,262
Ubisoft Entertainment SA (a)	87,678	880,250
TOTAL FRANCE		5,661,512
Common Stocks - continued
	Shares	Value
India - 18.7%
CRISIL Ltd.	1,279	$ 189,589
Dhampur Sugar Mills Ltd. (a)	43,231	57,830
Divi's Laboratories Ltd.	1,204	19,229
FDC Ltd.	1,963,838	4,588,427
Hawkins Cookers Ltd.	16,293	404,352
ICRA Ltd.	55,449	1,383,312
Indoco Remedies Ltd.	249,224	2,504,911
INFO Edge India Ltd.	173,612	2,784,736
Jubilant Foodworks Ltd. (a)	175,042	2,917,828
Jyothy Laboratories Ltd.	3,500	16,367
MIC Electronics Ltd. (a)	2,694,086	1,552,349
NIIT Ltd.	607,773	769,759
NIIT Technologies Ltd.	116,083	493,658
Opto Circuits India Ltd.	575,876	3,927,226
Prakash Industries Ltd. (a)	194,597	373,980
REI Agro Ltd.	943,075	564,716
REI Six Ten Retail Ltd.	328,772	340,250
Sobha Developers Ltd.	255,112	1,646,079
Strides Arcolab Ltd.	93,067	812,483
Sun TV Ltd.	231,854	2,234,977
Torrent Pharmaceuticals Ltd.	8,500	115,337
Unichem Laboratories Ltd.	507,174	2,197,506
TOTAL INDIA		29,894,901
Japan - 9.8%
Kakaku.com, Inc.	416	2,397,039
Kenedix, Inc. (a)	18,158	3,317,350
MEGANE TOP CO. LTD.	351,900	3,485,614
Park24 Co. Ltd.	39,900	416,847
Proto Corp.	67,800	2,538,156
So-net M3, Inc. (d)	354	2,300,528
Start Today Co. Ltd.	29,100	508,674
Tokyo Electron Ltd.	1,800	104,196
Tsutsumi Jewelry Co. Ltd.	22,000	548,860
TOTAL JAPAN		15,617,264
Korea (South) - 1.3%
Able C&C Ltd.	49,230	1,370,699
MegaStudy Co. Ltd.	4,831	688,592
TOTAL KOREA (SOUTH)		2,059,291
Netherlands - 0.5%
Gemalto NV	15,000	768,854
Common Stocks - continued
	Shares	Value
Panama - 3.1%
Copa Holdings SA Class A	86,402	$ 5,024,276
Philippines - 1.1%
Cebu Air, Inc.	865,000	1,697,465
Russia - 2.8%
Pharmstandard OJSC (a)	39,933	3,483,517
Veropharm (a)	16,400	728,995
Vozrozhdenie Bank (a)	8,300	310,481
TOTAL RUSSIA		4,522,993
South Africa - 0.6%
Blue Label Telecoms Ltd.	401,054	374,266
Spur Corp. Ltd.	256,980	528,142
TOTAL SOUTH AFRICA		902,408
Sweden - 0.9%
EnergyO Solutions AB (a)	215,257	1,424,717
Taiwan - 1.7%
Edison Opto Corp.	425,000	1,903,870
HTC Corp.	19,000	861,077
TOTAL TAIWAN		2,764,947
United Kingdom - 4.2%
Ascent Resources PLC (a)	2,035,600	174,264
Cadogan Petroleum PLC (a)	284,800	228,350
CPP Group PLC	434,300	924,955
Ensco International Ltd. ADR	7,100	423,302
Northern Petroleum PLC (a)	84,900	191,453
Royal Dutch Shell PLC Class B sponsored ADR	61,500	4,819,140
TOTAL UNITED KINGDOM		6,761,464
United States of America - 38.4%
Advance Auto Parts, Inc.	23,900	1,564,494
Altera Corp.	32,600	1,587,620
Apache Corp.	25,000	3,334,250
Computer Task Group, Inc. (a)	89,700	1,332,045
Corning, Inc.	396,900	8,311,086
DG FastChannel, Inc. (a)	12,895	471,828
Discover Financial Services	41,300	1,025,892
eBay, Inc. (a)	380,000	13,071,998
Fuel Systems Solutions, Inc. (a)	35,000	1,040,375
Genomic Health, Inc. (a)	12,280	335,244
Google, Inc. Class A (a)	10,300	5,604,230
Common Stocks - continued
	Shares	Value
United States of America - continued
Grand Canyon Education, Inc. (a)	61,200	$ 884,952
MasterCard, Inc. Class A	3,600	993,204
McKesson Corp.	3,900	323,739
Nanosphere, Inc. (a)(d)(e)	1,903,070	5,652,118
Northern Oil & Gas, Inc. (a)(d)	87,100	2,069,496
NVE Corp. (a)	6,021	354,998
NxStage Medical, Inc. (a)	33,300	820,512
QEP Resources, Inc.	40,600	1,734,838
Resolute Energy Corp. (a)	27,050	478,515
Summer Infant, Inc. (a)	320,146	2,830,091
Support.com, Inc. (a)	122,836	703,850
Synta Pharmaceuticals Corp. (a)(d)	416,167	2,526,134
The Walt Disney Co.	90,200	3,887,619
Zoltek Companies, Inc. (a)	34,379	441,770
TOTAL UNITED STATES OF AMERICA		61,380,898
TOTAL COMMON STOCKS (Cost $157,775,039)		157,103,439
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.13% (b)	6,945,053	6,945,053
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,164,648	10,164,648
TOTAL MONEY MARKET FUNDS (Cost $17,109,701)		17,109,701
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $174,884,740)		174,213,140
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(14,304,230)
NET ASSETS - 100%		$ 159,908,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,277
Fidelity Securities Lending Cash Central Fund	55,348
Total	$ 65,625
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nanosphere, Inc.	$ 911,696	$ 8,616,831	$ 213,406	$ -	$ 5,652,118
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 61,380,898	$ 61,380,898	$ -	$ -
India	29,894,901	29,894,901	-	-
Japan	15,617,264	-	15,617,264	-
Canada	11,159,450	11,159,450	-	-
United Kingdom	6,761,464	6,761,464	-	-
France	5,661,512	5,661,512	-	-
Panama	5,024,276	5,024,276	-	-
Russia	4,522,993	4,522,993	-	-
Taiwan	2,764,947	2,764,947	-	-
Other	14,315,734	14,315,734	-	-
Money Market Funds	17,109,701	17,109,701	-	-
Total Investments in Securities:	$ 174,213,140	$ 158,595,876	$ 15,617,264	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $10,598,573 of which $7,580,172 and $3,018,401 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,681,392) - See accompanying schedule: Unaffiliated issuers (cost $148,571,051)	$ 151,451,321
Fidelity Central Funds (cost $17,109,701)	17,109,701
Other affiliated issuers (cost $9,203,988)	5,652,118
Total Investments (cost $174,884,740)		$ 174,213,140
Cash		1,061,539
Foreign currency held at value (cost $2,060,450)		2,128,252
Receivable for investments sold		131,856
Receivable for fund shares sold		310,743
Dividends receivable		410,746
Distributions receivable from Fidelity Central Funds		3,737
Prepaid expenses		36
Other receivables		88,675
Total assets		178,348,724

Liabilities
Payable for investments purchased	$ 7,756,192
Payable for fund shares redeemed	289,273
Accrued management fee	106,147
Distribution and service plan fees payable	39,423
Other affiliated payables	38,908
Other payables and accrued expenses	45,223
Collateral on securities loaned, at value	10,164,648
Total liabilities		18,439,814

Net Assets		$ 159,908,910
Net Assets consist of:
Paid in capital		$ 167,440,162
Accumulated net investment loss		(386,421)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,541,351)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(603,480)
Net Assets		$ 159,908,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,722,913 ÷ 4,551,094 shares)	$ 11.36

Maximum offering price per share (100/94.25 of $11.36)	$ 12.05
Class T: Net Asset Value and redemption price per share ($32,380,326 ÷ 2,925,865 shares)	$ 11.07

Maximum offering price per share (100/96.50 of $11.07)	$ 11.47
Class B: Net Asset Value and offering price per share ($2,869,344 ÷ 275,371 shares)A	$ 10.42

Class C: Net Asset Value and offering price per share ($16,538,444 ÷ 1,589,449 shares)A	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,397,883 ÷ 4,812,238 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 711,534
Interest		444
Income from Fidelity Central Funds (including $55,348 from security lending)		65,625
Income before foreign taxes withheld		777,603
Less foreign taxes withheld		(65,612)
Total income		711,991

Expenses
Management fee Basic fee	$ 530,650
Performance adjustment	14,507
Transfer agent fees	188,454
Distribution and service plan fees	222,893
Accounting and security lending fees	39,565
Custodian fees and expenses	93,316
Independent trustees' compensation	324
Registration fees	91,108
Audit	39,943
Legal	174
Interest	1,002
Miscellaneous	360
Total expenses before reductions	1,222,296
Expense reductions	(123,884)	1,098,412
Net investment income (loss)		(386,421)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,531,036
Other affiliated issuers	(6,944)
Foreign currency transactions	(108,373)
Total net realized gain (loss)		4,415,719
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $145,516)	(9,862,354)
Assets and liabilities in foreign currencies	67,019
Total change in net unrealized appreciation (depreciation)		(9,795,335)
Net gain (loss)		(5,379,616)
Net increase (decrease) in net assets resulting from operations		$ (5,766,037)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (386,421)	$ (31,162)
Net realized gain (loss)	4,415,719	2,238,659
Change in net unrealized appreciation (depreciation)	(9,795,335)	7,407,825
Net increase (decrease) in net assets resulting from operations	(5,766,037)	9,615,322
Distributions to shareholders from net investment income	-	(45,039)
Distributions to shareholders from net realized gain	(311,721)	(205,342)
Total distributions	(311,721)	(250,381)
Share transactions - net increase (decrease)	88,709,240	43,722,613
Redemption fees	4,695	5,493
Total increase (decrease) in net assets	82,636,177	53,093,047

Net Assets
Beginning of period	77,272,733	24,179,686
End of period (including accumulated net investment loss of $386,421 and undistributed net investment income of $0, respectively)	$ 159,908,910	$ 77,272,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	.04	.04	.01	.01
Net realized and unrealized gain (loss)	.02 H	2.47	2.13	(6.74)	2.69	1.20
Total from investment operations	(.01)	2.48	2.17	(6.70)	2.70	1.21
Distributions from net investment income	-	(.03)	(.01)	-	-	(.04)
Distributions from net realized gain	(.04)	(.08)	-	(1.80)	(2.15)	(.02)
Total distributions	(.04)	(.11)	(.01)	(1.80)	(2.15)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.36	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83
Total Return B,C, D	(.09)%	27.68%	31.68%	(48.99)%	20.55%	8.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62% A	1.89%	2.22%	1.90%	1.81%	1.69%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.44%	1.43%	1.41%	1.45%	1.46%
Net investment income (loss)	(.47)% A	.13%	.53%	.38%	.06%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,723	$ 30,383	$ 6,997	$ 6,904	$ 14,000	$ 10,956
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.02	.01	(.03)	(.03)
Net realized and unrealized gain (loss)	.03 H	2.39	2.09	(6.59)	2.64	1.19
Total from investment operations	(.01)	2.38	2.11	(6.58)	2.61	1.16
Distributions from net investment income	-	(.01)	(.01)	-	-	(.01)
Distributions from net realized gain	(.03)	(.08)	-	(1.75)	(2.15)	(.02)
Total distributions	(.03)	(.09)	(.01)	(1.75)	(2.15)	(.03)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59
Total Return B,C,D	(.11)%	27.20%	31.50%	(49.12)%	20.24%	8.62%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	2.32%	2.50%	2.17%	2.08%	1.99%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.70%	1.69%	1.66%	1.71%	1.71%
Net investment income (loss)	(.72)% A	(.13)%	.27%	.13%	(.19)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,380	$ 23,237	$ 10,494	$ 8,104	$ 22,039	$ 26,780
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.02)	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	.02 H	2.26	1.97	(6.25)	2.52	1.15
Total from investment operations	(.04)	2.20	1.95	(6.29)	2.43	1.05
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(.05)	-	(1.68)	(2.15)	-
Total distributions	-	(.05)	(.01)	(1.68)	(2.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.42	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06
Total Return B,C,D	(.38)%	26.64%	30.62%	(49.33)%	19.65%	8.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.43% A	2.82%	2.98%	2.66%	2.57%	2.52%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.19%	2.18%	2.16%	2.20%	2.22%
Net investment income (loss)	(1.22)% A	(.62)%	(.22)%	(.37)%	(.69)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,869	$ 2,731	$ 2,162	$ 1,918	$ 5,029	$ 5,788
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.02)	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	.03 H	2.27	1.97	(6.26)	2.52	1.16
Total from investment operations	(.03)	2.21	1.95	(6.30)	2.43	1.06
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(.02)	(.06)	-	(1.69)	(2.15)	-
Total distributions	(.02)	(.06)	(.01)	(1.69)	(2.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.41	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08
Total Return B,C,D	(.32)%	26.68%	30.62%	(49.35)%	19.62%	8.14%
Ratios to Average Net Assets F,I
Expenses before reductions	2.38% A	2.77%	2.97%	2.63%	2.57%	2.50%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.20%	2.18%	2.16%	2.20%	2.21%
Net investment income (loss)	(1.22)% A	(.63)%	(.22)%	(.37)%	(.69)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,538	$ 7,986	$ 3,378	$ 2,697	$ 5,352	$ 5,348
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.06	.07	.05	.05
Net realized and unrealized gain (loss)	.02 G	2.54	2.20	(6.93)	2.75	1.22
Total from investment operations	.01	2.58	2.26	(6.86)	2.80	1.27
Distributions from net investment income	-	(.05)	(.02)	-	-	(.07)
Distributions from net realized gain	(.05)	(.08)	-	(1.83)	(2.15)	(.02)
Total distributions	(.05)	(.13)	(.02)	(1.83)	(2.15)	(.09)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.72	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11
Total Return B,C	.09%	28.00%	32.03%	(48.89)%	20.88%	9.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.26% A	1.43%	1.88%	1.51%	1.43%	1.29%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.19%	1.18%	1.16%	1.20%	1.21%
Net investment income (loss)	(.22)% A	.38%	.78%	.63%	.31%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,398	$ 12,936	$ 1,148	$ 1,166	$ 2,476	$ 2,464
Portfolio turnover rate F	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,533,166
Gross unrealized depreciation	(13,573,047)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,039,881)

Tax cost	$ 175,253,021

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $200,363,562 and $103,197,590, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 58,103	$ 7,387
Class T	.25%	.25%	77,940	620
Class B	.75%	.25%	14,520	10,955
Class C	.75%	.25%	72,330	43,257
			$ 222,893	$ 62,219

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,719
Class T	8,424
Class B*	1,492
Class C*	3,597
$ 59,232

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 61,843.27
Class T	46,405.30
Class B	4,445.31
Class C	20,673.29
Institutional Class	55,088.20
	$ 188,454

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,155 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,822,714.40%		$ 1,002

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $239 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2011. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 38,327
Class T	1.70%	32,704
Class B	2.20%	3,349
Class C	2.20%	13,013
Institutional Class	1.20%	15,264
		$ 102,657

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $673.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,484 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $70.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ -	$ 24,148
Class T	-	14,394
Institutional Class	-	6,497
Total	$ -	$ 45,039
From net realized gain
Class A	$ 137,031	$ 62,317
Class T	73,940	95,962
Class B	-	13,694
Class C	18,552	23,177
Institutional Class	82,198	10,192
Total	$ 311,721	$ 205,342

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	2,977,647	2,107,781	$ 34,783,761	$ 21,885,164
Reinvestment of distributions	10,020	8,588	118,840	82,276
Shares redeemed	(1,100,169)	(226,391)	(12,580,185)	(2,293,965)
Net increase (decrease)	1,887,498	1,889,978	$ 22,322,416	$ 19,673,475
Class T
Shares sold	1,343,180	1,253,117	$ 15,262,359	$ 13,010,370
Reinvestment of distributions	6,291	11,592	72,723	108,388
Shares redeemed	(515,148)	(363,578)	(5,717,244)	(3,522,646)
Net increase (decrease)	834,323	901,131	$ 9,617,838	$ 9,596,112
Class B
Shares sold	64,219	87,120	$ 684,339	$ 802,164
Reinvestment of distributions	-	1,450	-	12,817
Shares redeemed	(49,951)	(87,578)	(527,422)	(796,786)
Net increase (decrease)	14,268	992	$ 156,917	$ 18,195
Class C
Shares sold	1,138,473	501,896	$ 12,164,701	$ 4,858,487
Reinvestment of distributions	1,551	2,379	16,892	21,027
Shares redeemed	(313,986)	(147,177)	(3,236,914)	(1,345,064)
Net increase (decrease)	826,038	357,098	$ 8,944,679	$ 3,534,450
Institutional Class
Shares sold	6,129,674	986,043	$ 74,349,491	$ 11,001,071
Reinvestment of distributions	5,203	415	63,530	4,092
Shares redeemed	(2,422,889)	(9,490)	(26,745,631)	(104,782)
Net increase (decrease)	3,711,988	976,968	$ 47,667,390	$ 10,900,381

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0611
1.784880.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 999.10	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 998.90	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 996.20	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 996.80	$ 10.89
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,000.90	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
eBay, Inc. (United States of America, Internet Software & Services)	8.2	0.1
Corning, Inc. (United States of America, Electronic Equipment & Components)	5.2	0.0
Nanosphere, Inc. (United States of America, Biotechnology)	3.5	1.2
Google, Inc. Class A (United States of America, Internet Software & Services)	3.5	0.0
Copa Holdings SA Class A (Panama, Airlines)	3.1	0.0
	23.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	22.1
Health Care	19.1	13.8
Consumer Discretionary	16.1	11.9
Energy	12.1	0.9
Financials	7.9	12.6
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.4	19.8
India	18.7	16.0
Japan	9.8	12.6
Canada	7.0	1.9
United Kingdom	4.2	0.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 98.2%	Stocks 84.8%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 15.2%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 0.2%
Newcrest Mining Ltd.	6,357	$ 288,925
Bermuda - 0.8%
Fairwood Holdings Ltd.	443,500	620,168
Luk Fook Holdings International Ltd.	203,000	751,484
TOTAL BERMUDA		1,371,652
Brazil - 1.5%
Fleury SA	13,100	195,255
Tegma Gestao Logistica	79,400	1,361,100
Totvs SA	41,800	797,051
TOTAL BRAZIL		2,353,406
British Virgin Islands - 0.6%
HLS Systems International Ltd. (a)(d)	81,600	980,016
Canada - 7.0%
Antrim Energy, Inc. (a)	179,000	172,170
Bellhaven Copper & Gold, Inc. (a)	1,661,000	983,152
Canadian Natural Resources Ltd.	17,100	804,483
Carpathian Gold, Inc. (a)	5,293,000	2,433,628
Cathedral Energy Services Ltd.	264,300	2,598,023
Computer Modelling Group Ltd.	18,900	573,333
Kinross Gold Corp.	66,400	1,052,743
Kodiak Oil & Gas Corp. (a)(d)	111,400	782,028
Petrobank Energy & Resources Ltd.	30,400	643,281
Petrominerales Ltd.	1,044	39,957
PHX Energy Services Corp.	4,400	57,575
Sandvine Corp. (U.K.) (a)	53,000	133,886
SunOpta, Inc. (a)	6,300	44,478
Tuscany International Drilling, Inc. (a)	498,800	796,098
Yamana Gold, Inc.	3,500	44,615
TOTAL CANADA		11,159,450
Cayman Islands - 1.5%
Daphne International Holdings Ltd.	602,000	482,140
EVA Precision Industrial Holdings Ltd.	44,000	37,676
Longtop Financial Technologies Ltd. ADR (a)(d)	86,400	1,949,184
TOTAL CAYMAN ISLANDS		2,469,000
France - 3.5%
AXA SA (d)	213,067	4,781,262
Ubisoft Entertainment SA (a)	87,678	880,250
TOTAL FRANCE		5,661,512
Common Stocks - continued
	Shares	Value
India - 18.7%
CRISIL Ltd.	1,279	$ 189,589
Dhampur Sugar Mills Ltd. (a)	43,231	57,830
Divi's Laboratories Ltd.	1,204	19,229
FDC Ltd.	1,963,838	4,588,427
Hawkins Cookers Ltd.	16,293	404,352
ICRA Ltd.	55,449	1,383,312
Indoco Remedies Ltd.	249,224	2,504,911
INFO Edge India Ltd.	173,612	2,784,736
Jubilant Foodworks Ltd. (a)	175,042	2,917,828
Jyothy Laboratories Ltd.	3,500	16,367
MIC Electronics Ltd. (a)	2,694,086	1,552,349
NIIT Ltd.	607,773	769,759
NIIT Technologies Ltd.	116,083	493,658
Opto Circuits India Ltd.	575,876	3,927,226
Prakash Industries Ltd. (a)	194,597	373,980
REI Agro Ltd.	943,075	564,716
REI Six Ten Retail Ltd.	328,772	340,250
Sobha Developers Ltd.	255,112	1,646,079
Strides Arcolab Ltd.	93,067	812,483
Sun TV Ltd.	231,854	2,234,977
Torrent Pharmaceuticals Ltd.	8,500	115,337
Unichem Laboratories Ltd.	507,174	2,197,506
TOTAL INDIA		29,894,901
Japan - 9.8%
Kakaku.com, Inc.	416	2,397,039
Kenedix, Inc. (a)	18,158	3,317,350
MEGANE TOP CO. LTD.	351,900	3,485,614
Park24 Co. Ltd.	39,900	416,847
Proto Corp.	67,800	2,538,156
So-net M3, Inc. (d)	354	2,300,528
Start Today Co. Ltd.	29,100	508,674
Tokyo Electron Ltd.	1,800	104,196
Tsutsumi Jewelry Co. Ltd.	22,000	548,860
TOTAL JAPAN		15,617,264
Korea (South) - 1.3%
Able C&C Ltd.	49,230	1,370,699
MegaStudy Co. Ltd.	4,831	688,592
TOTAL KOREA (SOUTH)		2,059,291
Netherlands - 0.5%
Gemalto NV	15,000	768,854
Common Stocks - continued
	Shares	Value
Panama - 3.1%
Copa Holdings SA Class A	86,402	$ 5,024,276
Philippines - 1.1%
Cebu Air, Inc.	865,000	1,697,465
Russia - 2.8%
Pharmstandard OJSC (a)	39,933	3,483,517
Veropharm (a)	16,400	728,995
Vozrozhdenie Bank (a)	8,300	310,481
TOTAL RUSSIA		4,522,993
South Africa - 0.6%
Blue Label Telecoms Ltd.	401,054	374,266
Spur Corp. Ltd.	256,980	528,142
TOTAL SOUTH AFRICA		902,408
Sweden - 0.9%
EnergyO Solutions AB (a)	215,257	1,424,717
Taiwan - 1.7%
Edison Opto Corp.	425,000	1,903,870
HTC Corp.	19,000	861,077
TOTAL TAIWAN		2,764,947
United Kingdom - 4.2%
Ascent Resources PLC (a)	2,035,600	174,264
Cadogan Petroleum PLC (a)	284,800	228,350
CPP Group PLC	434,300	924,955
Ensco International Ltd. ADR	7,100	423,302
Northern Petroleum PLC (a)	84,900	191,453
Royal Dutch Shell PLC Class B sponsored ADR	61,500	4,819,140
TOTAL UNITED KINGDOM		6,761,464
United States of America - 38.4%
Advance Auto Parts, Inc.	23,900	1,564,494
Altera Corp.	32,600	1,587,620
Apache Corp.	25,000	3,334,250
Computer Task Group, Inc. (a)	89,700	1,332,045
Corning, Inc.	396,900	8,311,086
DG FastChannel, Inc. (a)	12,895	471,828
Discover Financial Services	41,300	1,025,892
eBay, Inc. (a)	380,000	13,071,998
Fuel Systems Solutions, Inc. (a)	35,000	1,040,375
Genomic Health, Inc. (a)	12,280	335,244
Google, Inc. Class A (a)	10,300	5,604,230
Common Stocks - continued
	Shares	Value
United States of America - continued
Grand Canyon Education, Inc. (a)	61,200	$ 884,952
MasterCard, Inc. Class A	3,600	993,204
McKesson Corp.	3,900	323,739
Nanosphere, Inc. (a)(d)(e)	1,903,070	5,652,118
Northern Oil & Gas, Inc. (a)(d)	87,100	2,069,496
NVE Corp. (a)	6,021	354,998
NxStage Medical, Inc. (a)	33,300	820,512
QEP Resources, Inc.	40,600	1,734,838
Resolute Energy Corp. (a)	27,050	478,515
Summer Infant, Inc. (a)	320,146	2,830,091
Support.com, Inc. (a)	122,836	703,850
Synta Pharmaceuticals Corp. (a)(d)	416,167	2,526,134
The Walt Disney Co.	90,200	3,887,619
Zoltek Companies, Inc. (a)	34,379	441,770
TOTAL UNITED STATES OF AMERICA		61,380,898
TOTAL COMMON STOCKS (Cost $157,775,039)		157,103,439
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.13% (b)	6,945,053	6,945,053
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,164,648	10,164,648
TOTAL MONEY MARKET FUNDS (Cost $17,109,701)		17,109,701
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $174,884,740)		174,213,140
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(14,304,230)
NET ASSETS - 100%		$ 159,908,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,277
Fidelity Securities Lending Cash Central Fund	55,348
Total	$ 65,625
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nanosphere, Inc.	$ 911,696	$ 8,616,831	$ 213,406	$ -	$ 5,652,118
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 61,380,898	$ 61,380,898	$ -	$ -
India	29,894,901	29,894,901	-	-
Japan	15,617,264	-	15,617,264	-
Canada	11,159,450	11,159,450	-	-
United Kingdom	6,761,464	6,761,464	-	-
France	5,661,512	5,661,512	-	-
Panama	5,024,276	5,024,276	-	-
Russia	4,522,993	4,522,993	-	-
Taiwan	2,764,947	2,764,947	-	-
Other	14,315,734	14,315,734	-	-
Money Market Funds	17,109,701	17,109,701	-	-
Total Investments in Securities:	$ 174,213,140	$ 158,595,876	$ 15,617,264	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $10,598,573 of which $7,580,172 and $3,018,401 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,681,392) - See accompanying schedule: Unaffiliated issuers (cost $148,571,051)	$ 151,451,321
Fidelity Central Funds (cost $17,109,701)	17,109,701
Other affiliated issuers (cost $9,203,988)	5,652,118
Total Investments (cost $174,884,740)		$ 174,213,140
Cash		1,061,539
Foreign currency held at value (cost $2,060,450)		2,128,252
Receivable for investments sold		131,856
Receivable for fund shares sold		310,743
Dividends receivable		410,746
Distributions receivable from Fidelity Central Funds		3,737
Prepaid expenses		36
Other receivables		88,675
Total assets		178,348,724

Liabilities
Payable for investments purchased	$ 7,756,192
Payable for fund shares redeemed	289,273
Accrued management fee	106,147
Distribution and service plan fees payable	39,423
Other affiliated payables	38,908
Other payables and accrued expenses	45,223
Collateral on securities loaned, at value	10,164,648
Total liabilities		18,439,814

Net Assets		$ 159,908,910
Net Assets consist of:
Paid in capital		$ 167,440,162
Accumulated net investment loss		(386,421)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,541,351)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(603,480)
Net Assets		$ 159,908,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,722,913 ÷ 4,551,094 shares)	$ 11.36

Maximum offering price per share (100/94.25 of $11.36)	$ 12.05
Class T: Net Asset Value and redemption price per share ($32,380,326 ÷ 2,925,865 shares)	$ 11.07

Maximum offering price per share (100/96.50 of $11.07)	$ 11.47
Class B: Net Asset Value and offering price per share ($2,869,344 ÷ 275,371 shares)A	$ 10.42

Class C: Net Asset Value and offering price per share ($16,538,444 ÷ 1,589,449 shares)A	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,397,883 ÷ 4,812,238 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 711,534
Interest		444
Income from Fidelity Central Funds (including $55,348 from security lending)		65,625
Income before foreign taxes withheld		777,603
Less foreign taxes withheld		(65,612)
Total income		711,991

Expenses
Management fee Basic fee	$ 530,650
Performance adjustment	14,507
Transfer agent fees	188,454
Distribution and service plan fees	222,893
Accounting and security lending fees	39,565
Custodian fees and expenses	93,316
Independent trustees' compensation	324
Registration fees	91,108
Audit	39,943
Legal	174
Interest	1,002
Miscellaneous	360
Total expenses before reductions	1,222,296
Expense reductions	(123,884)	1,098,412
Net investment income (loss)		(386,421)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,531,036
Other affiliated issuers	(6,944)
Foreign currency transactions	(108,373)
Total net realized gain (loss)		4,415,719
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $145,516)	(9,862,354)
Assets and liabilities in foreign currencies	67,019
Total change in net unrealized appreciation (depreciation)		(9,795,335)
Net gain (loss)		(5,379,616)
Net increase (decrease) in net assets resulting from operations		$ (5,766,037)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (386,421)	$ (31,162)
Net realized gain (loss)	4,415,719	2,238,659
Change in net unrealized appreciation (depreciation)	(9,795,335)	7,407,825
Net increase (decrease) in net assets resulting from operations	(5,766,037)	9,615,322
Distributions to shareholders from net investment income	-	(45,039)
Distributions to shareholders from net realized gain	(311,721)	(205,342)
Total distributions	(311,721)	(250,381)
Share transactions - net increase (decrease)	88,709,240	43,722,613
Redemption fees	4,695	5,493
Total increase (decrease) in net assets	82,636,177	53,093,047

Net Assets
Beginning of period	77,272,733	24,179,686
End of period (including accumulated net investment loss of $386,421 and undistributed net investment income of $0, respectively)	$ 159,908,910	$ 77,272,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	.04	.04	.01	.01
Net realized and unrealized gain (loss)	.02 H	2.47	2.13	(6.74)	2.69	1.20
Total from investment operations	(.01)	2.48	2.17	(6.70)	2.70	1.21
Distributions from net investment income	-	(.03)	(.01)	-	-	(.04)
Distributions from net realized gain	(.04)	(.08)	-	(1.80)	(2.15)	(.02)
Total distributions	(.04)	(.11)	(.01)	(1.80)	(2.15)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.36	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83
Total Return B,C, D	(.09)%	27.68%	31.68%	(48.99)%	20.55%	8.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62% A	1.89%	2.22%	1.90%	1.81%	1.69%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.44%	1.43%	1.41%	1.45%	1.46%
Net investment income (loss)	(.47)% A	.13%	.53%	.38%	.06%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,723	$ 30,383	$ 6,997	$ 6,904	$ 14,000	$ 10,956
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.02	.01	(.03)	(.03)
Net realized and unrealized gain (loss)	.03 H	2.39	2.09	(6.59)	2.64	1.19
Total from investment operations	(.01)	2.38	2.11	(6.58)	2.61	1.16
Distributions from net investment income	-	(.01)	(.01)	-	-	(.01)
Distributions from net realized gain	(.03)	(.08)	-	(1.75)	(2.15)	(.02)
Total distributions	(.03)	(.09)	(.01)	(1.75)	(2.15)	(.03)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59
Total Return B,C,D	(.11)%	27.20%	31.50%	(49.12)%	20.24%	8.62%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	2.32%	2.50%	2.17%	2.08%	1.99%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.70%	1.69%	1.66%	1.71%	1.71%
Net investment income (loss)	(.72)% A	(.13)%	.27%	.13%	(.19)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,380	$ 23,237	$ 10,494	$ 8,104	$ 22,039	$ 26,780
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.02)	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	.02 H	2.26	1.97	(6.25)	2.52	1.15
Total from investment operations	(.04)	2.20	1.95	(6.29)	2.43	1.05
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(.05)	-	(1.68)	(2.15)	-
Total distributions	-	(.05)	(.01)	(1.68)	(2.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.42	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06
Total Return B,C,D	(.38)%	26.64%	30.62%	(49.33)%	19.65%	8.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.43% A	2.82%	2.98%	2.66%	2.57%	2.52%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.19%	2.18%	2.16%	2.20%	2.22%
Net investment income (loss)	(1.22)% A	(.62)%	(.22)%	(.37)%	(.69)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,869	$ 2,731	$ 2,162	$ 1,918	$ 5,029	$ 5,788
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.02)	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	.03 H	2.27	1.97	(6.26)	2.52	1.16
Total from investment operations	(.03)	2.21	1.95	(6.30)	2.43	1.06
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(.02)	(.06)	-	(1.69)	(2.15)	-
Total distributions	(.02)	(.06)	(.01)	(1.69)	(2.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.41	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08
Total Return B,C,D	(.32)%	26.68%	30.62%	(49.35)%	19.62%	8.14%
Ratios to Average Net Assets F,I
Expenses before reductions	2.38% A	2.77%	2.97%	2.63%	2.57%	2.50%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.20%	2.18%	2.16%	2.20%	2.21%
Net investment income (loss)	(1.22)% A	(.63)%	(.22)%	(.37)%	(.69)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,538	$ 7,986	$ 3,378	$ 2,697	$ 5,352	$ 5,348
Portfolio turnover rate G	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.06	.07	.05	.05
Net realized and unrealized gain (loss)	.02 G	2.54	2.20	(6.93)	2.75	1.22
Total from investment operations	.01	2.58	2.26	(6.86)	2.80	1.27
Distributions from net investment income	-	(.05)	(.02)	-	-	(.07)
Distributions from net realized gain	(.05)	(.08)	-	(1.83)	(2.15)	(.02)
Total distributions	(.05)	(.13)	(.02)	(1.83)	(2.15)	(.09)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.72	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11
Total Return B,C	.09%	28.00%	32.03%	(48.89)%	20.88%	9.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.26% A	1.43%	1.88%	1.51%	1.43%	1.29%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.19%	1.18%	1.16%	1.20%	1.21%
Net investment income (loss)	(.22)% A	.38%	.78%	.63%	.31%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,398	$ 12,936	$ 1,148	$ 1,166	$ 2,476	$ 2,464
Portfolio turnover rate F	151% A	179%	258%	257%	102%	251%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,533,166
Gross unrealized depreciation	(13,573,047)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,039,881)

Tax cost	$ 175,253,021

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $200,363,562 and $103,197,590, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 58,103	$ 7,387
Class T	.25%	.25%	77,940	620
Class B	.75%	.25%	14,520	10,955
Class C	.75%	.25%	72,330	43,257
			$ 222,893	$ 62,219

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,719
Class T	8,424
Class B*	1,492
Class C*	3,597
$ 59,232

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 61,843.27
Class T	46,405.30
Class B	4,445.31
Class C	20,673.29
Institutional Class	55,088.20
	$ 188,454

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,155 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,822,714.40%		$ 1,002

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $239 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2011. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 38,327
Class T	1.70%	32,704
Class B	2.20%	3,349
Class C	2.20%	13,013
Institutional Class	1.20%	15,264
		$ 102,657

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $673.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,484 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $70.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ -	$ 24,148
Class T	-	14,394
Institutional Class	-	6,497
Total	$ -	$ 45,039
From net realized gain
Class A	$ 137,031	$ 62,317
Class T	73,940	95,962
Class B	-	13,694
Class C	18,552	23,177
Institutional Class	82,198	10,192
Total	$ 311,721	$ 205,342

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	2,977,647	2,107,781	$ 34,783,761	$ 21,885,164
Reinvestment of distributions	10,020	8,588	118,840	82,276
Shares redeemed	(1,100,169)	(226,391)	(12,580,185)	(2,293,965)
Net increase (decrease)	1,887,498	1,889,978	$ 22,322,416	$ 19,673,475
Class T
Shares sold	1,343,180	1,253,117	$ 15,262,359	$ 13,010,370
Reinvestment of distributions	6,291	11,592	72,723	108,388
Shares redeemed	(515,148)	(363,578)	(5,717,244)	(3,522,646)
Net increase (decrease)	834,323	901,131	$ 9,617,838	$ 9,596,112
Class B
Shares sold	64,219	87,120	$ 684,339	$ 802,164
Reinvestment of distributions	-	1,450	-	12,817
Shares redeemed	(49,951)	(87,578)	(527,422)	(796,786)
Net increase (decrease)	14,268	992	$ 156,917	$ 18,195
Class C
Shares sold	1,138,473	501,896	$ 12,164,701	$ 4,858,487
Reinvestment of distributions	1,551	2,379	16,892	21,027
Shares redeemed	(313,986)	(147,177)	(3,236,914)	(1,345,064)
Net increase (decrease)	826,038	357,098	$ 8,944,679	$ 3,534,450
Institutional Class
Shares sold	6,129,674	986,043	$ 74,349,491	$ 11,001,071
Reinvestment of distributions	5,203	415	63,530	4,092
Shares redeemed	(2,422,889)	(9,490)	(26,745,631)	(104,782)
Net increase (decrease)	3,711,988	976,968	$ 47,667,390	$ 10,900,381

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0611
1.784881.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.44%
Actual		$ 1,000.00	$ 1,131.00	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.69%
Actual		$ 1,000.00	$ 1,129.70	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.19%
Actual		$ 1,000.00	$ 1,127.60	$ 11.55
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Class C	2.19%
Actual		$ 1,000.00	$ 1,127.30	$ 11.55
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,133.00	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.0	0.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	0.0
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.3	0.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.2	0.0
	8.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.8	21.9
Financials	20.2	21.9
Materials	12.6	12.0
Industrials	11.4	9.0
Consumer Staples	10.2	11.3
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	14.6	10.7
Japan	14.4	7.5
United States of America	9.5	8.1
France	7.3	7.0
Brazil	5.3	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 98.8%	Stocks 99.3%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	10,400	$ 900,328
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	19,499	1,244,428
Bermuda - 2.0%
China Yurun Food Group Ltd.	235,000	860,867
GOME Electrical Appliances Holdings Ltd. (a)	2,323,000	834,525
Huabao International Holdings Ltd.	537,000	796,549
Petra Diamonds Ltd. (a)	277,600	850,895
TOTAL BERMUDA		3,342,836
Brazil - 5.3%
Banco Bradesco SA (PN) sponsored ADR	57,600	1,165,248
BR Malls Participacoes SA	77,300	813,632
Cia Hering SA	41,900	906,817
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	19,600	891,016
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	34,370	1,119,775
Drogasil SA	110,700	795,087
Iguatemi Empresa de Shopping Centers SA	34,100	877,805
Itau Unibanco Banco Multiplo SA ADR (a)(e)	54,600	1,296,750
Mills Estruturas e Servicos de Engenharia SA	64,900	886,894
TOTAL BRAZIL		8,753,024
British Virgin Islands - 0.4%
Sable Mining Africa Ltd. (a)	1,766,200	656,433
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	13,400	933,652
Aurcana Corp.	1,523,900	1,417,432
Aurcana Corp. warrants 11/30/13 (a)	977,700	630,134
Canadian Natural Resources Ltd.	27,600	1,298,463
Suncor Energy, Inc.	32,600	1,502,680
Teck Resources Ltd. Class B (sub. vtg.)	20,300	1,103,508
TOTAL CANADA		6,885,869
Cayman Islands - 3.6%
Ajisen (China) Holdings Ltd.	396,000	790,338
Belle International Holdings Ltd.	461,000	899,883
Gourmet Master Co. Ltd.	86,000	899,425
Hengan International Group Co. Ltd.	113,000	881,733
Hengdeli Holdings Ltd.	1,380,000	826,262
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Maoye International Holdings Ltd.	1,657,000	$ 838,496
Shenguan Holdings Group Ltd.	610,000	810,579
TOTAL CAYMAN ISLANDS		5,946,716
China - 2.0%
Agricultural Bank China Ltd. (H Shares)	1,640,000	969,265
Baidu.com, Inc. sponsored ADR (a)	5,500	816,860
Golden Eagle Retail Group Ltd. (H Shares)	279,000	731,062
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	359,800	722,815
TOTAL CHINA		3,240,002
Denmark - 1.2%
Carlsberg A/S Series B	8,000	950,168
Pandora A/S (d)	20,800	936,948
TOTAL DENMARK		1,887,116
France - 7.3%
Alstom SA	14,332	953,056
Atos Origin SA (a)	14,138	871,259
AXA SA (d)	49,200	1,104,057
BNP Paribas SA	18,804	1,488,158
Christian Dior SA	6,300	1,011,075
Credit Agricole SA	56,300	937,321
LVMH Moet Hennessy - Louis Vuitton	7,045	1,265,250
PPR SA	5,600	1,001,587
Renault SA	16,100	981,079
Schneider Electric SA	6,862	1,212,565
Societe Generale Series A	17,227	1,152,331
TOTAL FRANCE		11,977,738
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	12,248	1,155,084
Daimler AG (Germany)	19,307	1,492,505
HeidelbergCement AG (d)	12,138	928,246
Siemens AG sponsored ADR	13,200	1,926,408
TOTAL GERMANY		5,502,243
Hong Kong - 0.7%
CNOOC Ltd. sponsored ADR (d)	4,900	1,222,305
India - 4.5%
Bank of Baroda	35,783	749,741
Exide Industries Ltd.	264,734	914,052
Common Stocks - continued
	Shares	Value
India - continued
Gitanjali Gems Ltd.	136,527	$ 823,080
Housing Development and Infrastructure Ltd. (a)	191,136	694,706
Housing Development Finance Corp. Ltd.	61,975	989,807
ITC Ltd.	205,597	893,607
Jain Irrigation Systems Ltd.	180,382	745,495
Sun TV Ltd.	83,306	803,036
Titan Industries Ltd.	9,057	824,677
TOTAL INDIA		7,438,201
Indonesia - 4.2%
PT Ace Hardware Indonesia Tbk	2,469,500	764,150
PT Astra International Tbk	146,500	960,531
PT Bank Rakyat Indonesia Tbk	1,215,000	915,082
PT Bumi Resources Tbk	2,246,000	898,244
PT Global Mediacom Tbk	8,713,500	763,093
PT Gudang Garam Tbk	166,000	786,970
PT Indofood Sukses Makmur Tbk (a)	1,346,500	849,032
PT Mitra Adiperkasa Tbk	2,379,500	909,957
TOTAL INDONESIA		6,847,059
Italy - 1.2%
Prysmian SpA	39,216	925,322
Saipem SpA	17,433	989,748
TOTAL ITALY		1,915,070
Japan - 14.4%
Canon, Inc. sponsored ADR	27,300	1,287,741
Denso Corp.	28,900	967,061
Fanuc Ltd.	6,700	1,121,438
Hitachi Ltd.	209,000	1,134,256
Honda Motor Co. Ltd. sponsored ADR	37,400	1,434,290
Itochu Corp.	92,200	960,340
Japan Tobacco, Inc.	268	1,041,399
Kayaba Industry Co. Ltd.	109,000	906,659
Keyence Corp.	3,500	924,788
Komatsu Ltd.	31,200	1,099,958
Kubota Corp.	99,000	949,111
Makita Corp.	18,900	868,931
Marubeni Corp.	134,000	978,834
Mitsubishi Corp.	41,700	1,131,084
Mitsubishi Electric Corp.	95,000	1,057,532
Mitsui & Co. Ltd.	63,100	1,122,732
Omron Corp.	33,700	926,793
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	9,090	$ 892,938
Rakuten, Inc.	911	845,805
SMC Corp.	5,500	1,004,591
SOFTBANK CORP.	27,100	1,143,393
Sony Corp.	35,100	990,943
THK Co. Ltd.	34,700	891,826
TOTAL JAPAN		23,682,443
Korea (South) - 1.3%
Hyundai Motor Co.	5,683	1,311,052
Lock & Lock Co. Ltd.	23,690	868,005
TOTAL KOREA (SOUTH)		2,179,057
Mexico - 1.2%
Grupo Mexico SA de CV Series B	284,300	984,493
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	40,800	967,776
TOTAL MEXICO		1,952,269
Netherlands - 1.3%
AEGON NV (a)	125,700	999,151
ING Groep NV sponsored ADR (a)	91,294	1,204,168
TOTAL NETHERLANDS		2,203,319
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	111,934	705,184
Norway - 0.5%
Aker Solutions ASA	36,800	888,023
Russia - 3.2%
LSR Group OJSC GDR (Reg. S) (a)	90,500	846,175
Magnit OJSC GDR (Reg. S)	30,695	859,460
OAO Gazprom sponsored ADR	99,200	1,692,352
Sberbank (Savings Bank of the Russian Federation)	292,500	1,066,946
TNK-BP Holding	248,200	805,986
TOTAL RUSSIA		5,270,919
South Africa - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	20,000	1,019,600
Naspers Ltd. Class N	17,800	1,070,371
Shoprite Holdings Ltd.	58,800	926,478
TOTAL SOUTH AFRICA		3,016,449
Common Stocks - continued
	Shares	Value
Spain - 1.7%
Banco Santander SA sponsored ADR	144,201	$ 1,788,092
Inditex SA	11,593	1,039,566
TOTAL SPAIN		2,827,658
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	19,359	1,250,844
Credit Suisse Group sponsored ADR	26,900	1,223,681
Dufry AG (a)	6,780	886,341
The Swatch Group AG (Bearer)	2,100	1,032,827
Transocean Ltd. (a)	14,800	1,076,700
UBS AG (NY Shares) (a)	73,200	1,464,000
TOTAL SWITZERLAND		6,934,393
Taiwan - 0.8%
HTC Corp.	27,350	1,239,498
Turkey - 0.6%
Turkiye Garanti Bankasi AS	177,000	917,002
United Kingdom - 14.6%
Anglo American PLC (United Kingdom)	26,600	1,386,521
Barclays PLC sponsored ADR (d)	67,387	1,283,722
BG Group PLC	62,296	1,595,748
BHP Billiton PLC ADR	38,300	3,224,091
British American Tobacco PLC (United Kingdom)	37,400	1,634,321
Burberry Group PLC	48,100	1,040,484
HSBC Holdings PLC sponsored ADR	48,400	2,636,348
Imperial Tobacco Group PLC	34,786	1,224,305
Lloyds Banking Group PLC (a)	1,236,400	1,227,606
Rio Tinto PLC	29,300	2,137,948
Royal Dutch Shell PLC Class B	79,150	3,079,400
SABMiller PLC	31,300	1,168,275
Standard Chartered PLC (United Kingdom)	49,134	1,361,598
Vedanta Resources PLC	23,600	916,548
TOTAL UNITED KINGDOM		23,916,915
United States of America - 9.5%
Alpha Natural Resources, Inc. (a)	15,600	907,452
Apple, Inc. (a)	2,300	800,929
Citigroup, Inc. (a)	181,064	831,084
Concur Technologies, Inc. (a)	14,833	858,386
Freeport-McMoRan Copper & Gold, Inc.	15,022	826,661
Google, Inc. Class A (a)	1,500	816,150
JPMorgan Chase & Co.	16,595	757,230
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	20,100	$ 770,433
Las Vegas Sands Corp. (a)	18,940	890,369
MasterCard, Inc. Class A	3,160	871,812
Rackspace Hosting, Inc. (a)	18,717	864,538
Rovi Corp. (a)	14,600	708,976
salesforce.com, Inc. (a)	6,100	845,460
SuccessFactors, Inc. (a)	20,800	721,136
Tiffany & Co., Inc.	12,856	892,721
Visa, Inc. Class A	10,740	839,009
VMware, Inc. Class A (a)	8,900	849,327
Walter Energy, Inc.	6,100	843,142
Wells Fargo & Co.	27,240	792,956
TOTAL UNITED STATES OF AMERICA		15,687,771
TOTAL COMMON STOCKS (Cost $134,649,040)		159,180,268
Nonconvertible Preferred Stocks - 1.9%

Germany - 0.7%
Volkswagen AG	6,300	1,241,097
Italy - 1.2%
Fiat Industrial SpA (a)	103,094	969,663
Fiat SpA (Risparmio Shares)	114,007	964,232
TOTAL ITALY		1,933,895
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,550,731)		3,174,992
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	824,794	$ 824,794
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,863,746	5,863,746
TOTAL MONEY MARKET FUNDS (Cost $6,688,540)		6,688,540
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $143,888,311)		169,043,800
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(4,723,294)
NET ASSETS - 100%		$ 164,320,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,296,750 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 733
Fidelity Securities Lending Cash Central Fund	24,029
Total	$ 24,762
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 23,916,915	$ 15,837,640	$ 8,079,275	$ -
Japan	23,682,443	2,722,031	20,960,412	-
United States of America	15,687,771	15,687,771	-	-
France	11,977,738	11,977,738	-	-
Brazil	8,753,024	8,753,024	-	-
India	7,438,201	6,688,460	749,741	-
Switzerland	6,934,393	6,934,393	-	-
Canada	6,885,869	6,255,735	630,134	-
Indonesia	6,847,059	6,847,059	-	-
Other	50,231,847	47,265,453	2,966,394	-
Money Market Funds	6,688,540	6,688,540	-	-
Total Investments in Securities:	$ 169,043,800	$ 135,657,844	$ 33,385,956	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $112,999,916 of which $89,032,044 and $23,967,872 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,615,504) - See accompanying schedule: Unaffiliated issuers (cost $137,199,771)	$ 162,355,260
Fidelity Central Funds (cost $6,688,540)	6,688,540
Total Investments (cost $143,888,311)		$ 169,043,800
Foreign currency held at value (cost $651,847)		652,129
Receivable for investments sold		4,741,571
Receivable for fund shares sold		128,516
Dividends receivable		766,424
Distributions receivable from Fidelity Central Funds		9,346
Prepaid expenses		157
Receivable from investment adviser for expense reductions		17,999
Other receivables		333,101
Total assets		175,693,043

Liabilities
Payable to custodian bank	$ 80,196
Payable for investments purchased	4,494,161
Payable for fund shares redeemed	589,844
Accrued management fee	109,362
Distribution and service plan fees payable	67,438
Other affiliated payables	44,843
Other payables and accrued expenses	122,947
Collateral on securities loaned, at value	5,863,746
Total liabilities		11,372,537

Net Assets		$ 164,320,506
Net Assets consist of:
Paid in capital		$ 242,574,120
Undistributed net investment income		175,662
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,518,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,089,369
Net Assets		$ 164,320,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,097,062 ÷ 4,235,247 shares)	$ 12.06

Maximum offering price per share (100/94.25 of $12.06)	$ 12.80
Class T: Net Asset Value and redemption price per share ($75,678,728 ÷ 6,394,872 shares)	$ 11.83

Maximum offering price per share (100/96.50 of $11.83)	$ 12.26
Class B: Net Asset Value and offering price per share ($6,745,412 ÷ 613,993 shares)A	$ 10.99

Class C: Net Asset Value and offering price per share ($25,653,233 ÷ 2,341,009 shares)A	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,146,071 ÷ 400,970 shares)	$ 12.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,356,162
Special dividends		381,278
Interest		12
Income from Fidelity Central Funds		24,762
Income before foreign taxes withheld		1,762,214
Less foreign taxes withheld		(89,792)
Total income		1,672,422

Expenses
Management fee Basic fee	$ 567,704
Performance adjustment	67,625
Transfer agent fees	239,050
Distribution and service plan fees	408,300
Accounting and security lending fees	42,027
Custodian fees and expenses	107,912
Independent trustees' compensation	406
Registration fees	45,533
Audit	38,585
Legal	327
Miscellaneous	809
Total expenses before reductions	1,518,278
Expense reductions	(204,404)	1,313,874
Net investment income (loss)		358,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,114,986
Foreign currency transactions	(69,747)
Total net realized gain (loss)		13,045,239
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $177,982)	6,218,779
Assets and liabilities in foreign currencies	12,903
Total change in net unrealized appreciation (depreciation)		6,231,682
Net gain (loss)		19,276,921
Net increase (decrease) in net assets resulting from operations		$ 19,635,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 358,548	$ 615,258
Net realized gain (loss)	13,045,239	13,450,085
Change in net unrealized appreciation (depreciation)	6,231,682	12,333,412
Net increase (decrease) in net assets resulting from operations	19,635,469	26,398,755
Distributions to shareholders from net investment income	(760,710)	(1,027,978)
Distributions to shareholders from net realized gain	(1,721,042)	(2,639,506)
Total distributions	(2,481,752)	(3,667,484)
Share transactions - net increase (decrease)	(13,838,597)	(21,653,630)
Redemption fees	1,005	4,947
Total increase (decrease) in net assets	3,316,125	1,082,588

Net Assets
Beginning of period	161,004,381	159,921,793
End of period (including undistributed net investment income of $175,662 and undistributed net investment income of $577,824, respectively)	$ 164,320,506	$ 161,004,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38
Income from Investment Operations
Net investment income (loss) E	.04 L	.06	.09	.11	.07	.12
Net realized and unrealized gain (loss)	1.36	1.69	2.88	(8.42)	3.81	2.73
Total from investment operations	1.40	1.75	2.97	(8.31)	3.88	2.85
Distributions from net investment income	(.08)	(.08)	(.02)	(.05)	(.12)	(.20)
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.19) K	(.24)	(.02)	(3.94)	(3.03) J	(2.44)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.06	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79
Total Return B,C,D	13.10%	18.98%	46.61%	(55.70)%	24.76%	17.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.64% A	1.45%	1.27%	1.42%	1.47%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.27%	1.42%	1.47%	1.43%
Expenses net of all reductions	1.38% A	1.27%	1.15%	1.25%	1.39%	1.32%
Net investment income (loss)	.70% A,L	.66%	1.22%	.95%	.39%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,097	$ 49,058	$ 43,389	$ 35,517	$ 113,579	$ 110,240
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. L Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18
Income from Investment Operations
Net investment income (loss) E	.03 L	.04	.07	.08	.03	.08
Net realized and unrealized gain (loss)	1.33	1.65	2.82	(8.28)	3.76	2.70
Total from investment operations	1.36	1.69	2.89	(8.20)	3.79	2.78
Distributions from net investment income	(.05)	(.06)	(.01)	(.01)	(.07)	(.15)
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.16) K	(.22)	(.01)	(3.90)	(2.98) J	(2.39)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.83	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57
Total Return B,C,D	12.97%	18.65%	46.23%	(55.79)%	24.47%	17.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.69%	1.52%	1.65%	1.69%	1.65%
Expenses net of fee waivers, if any	1.69% A	1.69%	1.52%	1.65%	1.69%	1.65%
Expenses net of all reductions	1.63% A	1.51%	1.41%	1.48%	1.61%	1.54%
Net investment income (loss)	.45% A,L	.42%	.96%	.71%	.18%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,679	$ 74,056	$ 78,005	$ 57,603	$ 179,990	$ 188,320
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.98 per share is comprised of distributions from net investment income of $0.74 and distributions from net realized gain of $2.903 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share. L Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46
Income from Investment Operations
Net investment income (loss) E	- I,K	(.01)	.03	.02	(.06)	(.02)
Net realized and unrealized gain (loss)	1.25	1.53	2.63	(7.75)	3.57	2.57
Total from investment operations	1.25	1.52	2.66	(7.73)	3.51	2.55
Distributions from net investment income	(.01)	(.03)	(.01)	-	-	(.05)
Distributions from net realized gain	(.09)	(.16)	-	(3.77)	(2.87)	(2.24)
Total distributions	(.10)	(.19)	(.01)	(3.77)	(2.87) J	(2.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72
Total Return B,C,D	12.76%	18.03%	45.50%	(56.02)%	23.85%	16.58%
Ratios to Average Net Assets F,H
Expenses before reductions	2.39% A	2.20%	2.02%	2.17%	2.24%	2.26%
Expenses net of fee waivers, if any	2.19% A	2.20%	2.02%	2.17%	2.24%	2.25%
Expenses net of all reductions	2.13% A	2.02%	1.90%	2.01%	2.17%	2.14%
Net investment income (loss)	(.05)% A,K	(.09)%	.47%	.19%	(.38)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,745	$ 8,737	$ 10,661	$ 10,356	$ 40,013	$ 51,661
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $2.869 per share. K Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52
Income from Investment Operations
Net investment income (loss) E	- I,L	(.01)	.03	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.24	1.53	2.62	(7.75)	3.57	2.60
Total from investment operations	1.24	1.52	2.65	(7.73)	3.52	2.59
Distributions from net investment income	(.01)	(.04)	(.01)	-	-	(.07)
Distributions from net realized gain	(.11)	(.16)	-	(3.82)	(2.90)	(2.24)
Total distributions	(.12)	(.19) K	(.01)	(3.82)	(2.90) J	(2.31)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.96	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80
Total Return B,C,D	12.73%	18.12%	45.26%	(55.95)%	23.85%	16.75%
Ratios to Average Net Assets F,H
Expenses before reductions	2.39% A	2.20%	2.02%	2.16%	2.19%	2.16%
Expenses net of fee waivers, if any	2.19% A	2.20%	2.02%	2.16%	2.19%	2.16%
Expenses net of all reductions	2.13% A	2.02%	1.90%	2.00%	2.12%	2.05%
Net investment income (loss)	(.05)% A,L	(.09)%	.47%	.20%	(.33)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,653	$ 24,809	$ 24,575	$ 20,973	$ 66,298	$ 66,162
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.90 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. L Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70
Income from Investment Operations
Net investment income (loss) D	.06 K	.10	.11	.16	.13	.20
Net realized and unrealized gain (loss)	1.45	1.78	3.05	(8.88)	3.97	2.80
Total from investment operations	1.51	1.88	3.16	(8.72)	4.10	3.00
Distributions from net investment income	(.11)	(.09)	(.02)	(.11)	(.17)	-
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.22) J	(.25)	(.02)	(4.00)	(3.07) I	(2.24)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46
Total Return B,C	13.30%	19.22%	46.85%	(55.51)%	25.16%	18.09%
Ratios to Average Net Assets E,G
Expenses before reductions	1.35% A	1.19%	1.00%	1.12%	1.14%	1.04%
Expenses net of fee waivers, if any	1.19% A	1.19%	1.00%	1.12%	1.14%	1.04%
Expenses net of all reductions	1.13% A	1.01%	.89%	.95%	1.07%	.93%
Net investment income (loss)	.96% A,K	.93%	1.48%	1.24%	.72%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146	$ 4,345	$ 3,292	$ 3,620	$ 17,463	$ 24,536
Portfolio turnover rate F	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. K Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,471,234
Gross unrealized depreciation	(2,092,208)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,379,026

Tax cost	$ 145,664,774

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,669,276 and $213,270,691, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 62,546	$ 2,897
Class T	.25%	.25%	183,324	2,278
Class B	.75%	.25%	38,324	28,994
Class C	.75%	.25%	124,106	9,549
			$ 408,300	$ 43,718

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,743
Class T	2,238
Class B*	3,095
Class C*	441
$ 10,517

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 75,557.30
Class T	107,835.29
Class B	11,679.30
Class C	37,591.30
Institutional Class	6,388.27
	$ 239,050

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,190 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $281 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,029. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 46,655
Class T	1.70%	65,478
Class B	2.20%	7,209
Class C	2.20%	23,271
Institutional Class	1.20%	3,662
		$ 146,275

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $6,986.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51,143 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 351,944	$ 383,536
Class T	323,075	471,584
Class B	9,663	36,781
Class C	29,995	106,805
Institutional Class	46,033	29,272
Total	$ 760,710	$ 1,027,978
From net realized gain
Class A	$ 529,480	$ 733,929
Class T	797,756	1,218,258
Class B	70,707	190,036
Class C	273,307	447,425
Institutional Class	49,792	49,858
Total	$ 1,721,042	$ 2,639,506

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	424,142	1,168,786	$ 4,740,658	$ 11,452,442
Reinvestment of distributions	72,790	106,693	801,552	1,040,260
Shares redeemed	(783,966)	(1,397,227)	(8,810,958)	(13,480,819)
Net increase (decrease)	(287,034)	(121,748)	$ (3,268,748)	$ (988,117)
Class T
Shares sold	356,438	1,177,459	$ 3,909,577	$ 11,400,103
Reinvestment of distributions	101,007	172,890	1,092,104	1,656,289
Shares redeemed	(1,030,106)	(2,898,040)	(11,232,429)	(27,789,326)
Net increase (decrease)	(572,661)	(1,547,691)	$ (6,230,748)	$ (14,732,934)
Class B
Shares sold	8,024	77,104	$ 80,422	$ 688,128
Reinvestment of distributions	7,318	23,836	73,635	212,377
Shares redeemed	(289,324)	(465,893)	(2,944,815)	(4,121,865)
Net increase (decrease)	(273,982)	(364,953)	$ (2,790,758)	$ (3,221,360)
Class C
Shares sold	129,146	282,999	$ 1,310,250	$ 2,536,029
Reinvestment of distributions	27,032	55,698	271,185	495,715
Shares redeemed	(337,177)	(703,110)	(3,421,964)	(6,197,225)
Net increase (decrease)	(180,999)	(364,413)	$ (1,840,529)	$ (3,165,481)
Institutional Class
Shares sold	114,865	151,567	$ 1,367,625	$ 1,532,760
Reinvestment of distributions	6,560	5,962	76,766	61,704
Shares redeemed	(96,898)	(113,282)	(1,152,205)	(1,140,202)
Net increase (decrease)	24,527	44,247	$ 292,186	$ 454,262

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0611
1.784890.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.44%
Actual		$ 1,000.00	$ 1,131.00	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.69%
Actual		$ 1,000.00	$ 1,129.70	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.19%
Actual		$ 1,000.00	$ 1,127.60	$ 11.55
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Class C	2.19%
Actual		$ 1,000.00	$ 1,127.30	$ 11.55
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 10.94
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,133.00	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.0	0.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	0.0
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.3	0.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.2	0.0
	8.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.8	21.9
Financials	20.2	21.9
Materials	12.6	12.0
Industrials	11.4	9.0
Consumer Staples	10.2	11.3
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	14.6	10.7
Japan	14.4	7.5
United States of America	9.5	8.1
France	7.3	7.0
Brazil	5.3	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 98.8%	Stocks 99.3%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	10,400	$ 900,328
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	19,499	1,244,428
Bermuda - 2.0%
China Yurun Food Group Ltd.	235,000	860,867
GOME Electrical Appliances Holdings Ltd. (a)	2,323,000	834,525
Huabao International Holdings Ltd.	537,000	796,549
Petra Diamonds Ltd. (a)	277,600	850,895
TOTAL BERMUDA		3,342,836
Brazil - 5.3%
Banco Bradesco SA (PN) sponsored ADR	57,600	1,165,248
BR Malls Participacoes SA	77,300	813,632
Cia Hering SA	41,900	906,817
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	19,600	891,016
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	34,370	1,119,775
Drogasil SA	110,700	795,087
Iguatemi Empresa de Shopping Centers SA	34,100	877,805
Itau Unibanco Banco Multiplo SA ADR (a)(e)	54,600	1,296,750
Mills Estruturas e Servicos de Engenharia SA	64,900	886,894
TOTAL BRAZIL		8,753,024
British Virgin Islands - 0.4%
Sable Mining Africa Ltd. (a)	1,766,200	656,433
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	13,400	933,652
Aurcana Corp.	1,523,900	1,417,432
Aurcana Corp. warrants 11/30/13 (a)	977,700	630,134
Canadian Natural Resources Ltd.	27,600	1,298,463
Suncor Energy, Inc.	32,600	1,502,680
Teck Resources Ltd. Class B (sub. vtg.)	20,300	1,103,508
TOTAL CANADA		6,885,869
Cayman Islands - 3.6%
Ajisen (China) Holdings Ltd.	396,000	790,338
Belle International Holdings Ltd.	461,000	899,883
Gourmet Master Co. Ltd.	86,000	899,425
Hengan International Group Co. Ltd.	113,000	881,733
Hengdeli Holdings Ltd.	1,380,000	826,262
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Maoye International Holdings Ltd.	1,657,000	$ 838,496
Shenguan Holdings Group Ltd.	610,000	810,579
TOTAL CAYMAN ISLANDS		5,946,716
China - 2.0%
Agricultural Bank China Ltd. (H Shares)	1,640,000	969,265
Baidu.com, Inc. sponsored ADR (a)	5,500	816,860
Golden Eagle Retail Group Ltd. (H Shares)	279,000	731,062
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	359,800	722,815
TOTAL CHINA		3,240,002
Denmark - 1.2%
Carlsberg A/S Series B	8,000	950,168
Pandora A/S (d)	20,800	936,948
TOTAL DENMARK		1,887,116
France - 7.3%
Alstom SA	14,332	953,056
Atos Origin SA (a)	14,138	871,259
AXA SA (d)	49,200	1,104,057
BNP Paribas SA	18,804	1,488,158
Christian Dior SA	6,300	1,011,075
Credit Agricole SA	56,300	937,321
LVMH Moet Hennessy - Louis Vuitton	7,045	1,265,250
PPR SA	5,600	1,001,587
Renault SA	16,100	981,079
Schneider Electric SA	6,862	1,212,565
Societe Generale Series A	17,227	1,152,331
TOTAL FRANCE		11,977,738
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	12,248	1,155,084
Daimler AG (Germany)	19,307	1,492,505
HeidelbergCement AG (d)	12,138	928,246
Siemens AG sponsored ADR	13,200	1,926,408
TOTAL GERMANY		5,502,243
Hong Kong - 0.7%
CNOOC Ltd. sponsored ADR (d)	4,900	1,222,305
India - 4.5%
Bank of Baroda	35,783	749,741
Exide Industries Ltd.	264,734	914,052
Common Stocks - continued
	Shares	Value
India - continued
Gitanjali Gems Ltd.	136,527	$ 823,080
Housing Development and Infrastructure Ltd. (a)	191,136	694,706
Housing Development Finance Corp. Ltd.	61,975	989,807
ITC Ltd.	205,597	893,607
Jain Irrigation Systems Ltd.	180,382	745,495
Sun TV Ltd.	83,306	803,036
Titan Industries Ltd.	9,057	824,677
TOTAL INDIA		7,438,201
Indonesia - 4.2%
PT Ace Hardware Indonesia Tbk	2,469,500	764,150
PT Astra International Tbk	146,500	960,531
PT Bank Rakyat Indonesia Tbk	1,215,000	915,082
PT Bumi Resources Tbk	2,246,000	898,244
PT Global Mediacom Tbk	8,713,500	763,093
PT Gudang Garam Tbk	166,000	786,970
PT Indofood Sukses Makmur Tbk (a)	1,346,500	849,032
PT Mitra Adiperkasa Tbk	2,379,500	909,957
TOTAL INDONESIA		6,847,059
Italy - 1.2%
Prysmian SpA	39,216	925,322
Saipem SpA	17,433	989,748
TOTAL ITALY		1,915,070
Japan - 14.4%
Canon, Inc. sponsored ADR	27,300	1,287,741
Denso Corp.	28,900	967,061
Fanuc Ltd.	6,700	1,121,438
Hitachi Ltd.	209,000	1,134,256
Honda Motor Co. Ltd. sponsored ADR	37,400	1,434,290
Itochu Corp.	92,200	960,340
Japan Tobacco, Inc.	268	1,041,399
Kayaba Industry Co. Ltd.	109,000	906,659
Keyence Corp.	3,500	924,788
Komatsu Ltd.	31,200	1,099,958
Kubota Corp.	99,000	949,111
Makita Corp.	18,900	868,931
Marubeni Corp.	134,000	978,834
Mitsubishi Corp.	41,700	1,131,084
Mitsubishi Electric Corp.	95,000	1,057,532
Mitsui & Co. Ltd.	63,100	1,122,732
Omron Corp.	33,700	926,793
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	9,090	$ 892,938
Rakuten, Inc.	911	845,805
SMC Corp.	5,500	1,004,591
SOFTBANK CORP.	27,100	1,143,393
Sony Corp.	35,100	990,943
THK Co. Ltd.	34,700	891,826
TOTAL JAPAN		23,682,443
Korea (South) - 1.3%
Hyundai Motor Co.	5,683	1,311,052
Lock & Lock Co. Ltd.	23,690	868,005
TOTAL KOREA (SOUTH)		2,179,057
Mexico - 1.2%
Grupo Mexico SA de CV Series B	284,300	984,493
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	40,800	967,776
TOTAL MEXICO		1,952,269
Netherlands - 1.3%
AEGON NV (a)	125,700	999,151
ING Groep NV sponsored ADR (a)	91,294	1,204,168
TOTAL NETHERLANDS		2,203,319
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	111,934	705,184
Norway - 0.5%
Aker Solutions ASA	36,800	888,023
Russia - 3.2%
LSR Group OJSC GDR (Reg. S) (a)	90,500	846,175
Magnit OJSC GDR (Reg. S)	30,695	859,460
OAO Gazprom sponsored ADR	99,200	1,692,352
Sberbank (Savings Bank of the Russian Federation)	292,500	1,066,946
TNK-BP Holding	248,200	805,986
TOTAL RUSSIA		5,270,919
South Africa - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	20,000	1,019,600
Naspers Ltd. Class N	17,800	1,070,371
Shoprite Holdings Ltd.	58,800	926,478
TOTAL SOUTH AFRICA		3,016,449
Common Stocks - continued
	Shares	Value
Spain - 1.7%
Banco Santander SA sponsored ADR	144,201	$ 1,788,092
Inditex SA	11,593	1,039,566
TOTAL SPAIN		2,827,658
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	19,359	1,250,844
Credit Suisse Group sponsored ADR	26,900	1,223,681
Dufry AG (a)	6,780	886,341
The Swatch Group AG (Bearer)	2,100	1,032,827
Transocean Ltd. (a)	14,800	1,076,700
UBS AG (NY Shares) (a)	73,200	1,464,000
TOTAL SWITZERLAND		6,934,393
Taiwan - 0.8%
HTC Corp.	27,350	1,239,498
Turkey - 0.6%
Turkiye Garanti Bankasi AS	177,000	917,002
United Kingdom - 14.6%
Anglo American PLC (United Kingdom)	26,600	1,386,521
Barclays PLC sponsored ADR (d)	67,387	1,283,722
BG Group PLC	62,296	1,595,748
BHP Billiton PLC ADR	38,300	3,224,091
British American Tobacco PLC (United Kingdom)	37,400	1,634,321
Burberry Group PLC	48,100	1,040,484
HSBC Holdings PLC sponsored ADR	48,400	2,636,348
Imperial Tobacco Group PLC	34,786	1,224,305
Lloyds Banking Group PLC (a)	1,236,400	1,227,606
Rio Tinto PLC	29,300	2,137,948
Royal Dutch Shell PLC Class B	79,150	3,079,400
SABMiller PLC	31,300	1,168,275
Standard Chartered PLC (United Kingdom)	49,134	1,361,598
Vedanta Resources PLC	23,600	916,548
TOTAL UNITED KINGDOM		23,916,915
United States of America - 9.5%
Alpha Natural Resources, Inc. (a)	15,600	907,452
Apple, Inc. (a)	2,300	800,929
Citigroup, Inc. (a)	181,064	831,084
Concur Technologies, Inc. (a)	14,833	858,386
Freeport-McMoRan Copper & Gold, Inc.	15,022	826,661
Google, Inc. Class A (a)	1,500	816,150
JPMorgan Chase & Co.	16,595	757,230
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	20,100	$ 770,433
Las Vegas Sands Corp. (a)	18,940	890,369
MasterCard, Inc. Class A	3,160	871,812
Rackspace Hosting, Inc. (a)	18,717	864,538
Rovi Corp. (a)	14,600	708,976
salesforce.com, Inc. (a)	6,100	845,460
SuccessFactors, Inc. (a)	20,800	721,136
Tiffany & Co., Inc.	12,856	892,721
Visa, Inc. Class A	10,740	839,009
VMware, Inc. Class A (a)	8,900	849,327
Walter Energy, Inc.	6,100	843,142
Wells Fargo & Co.	27,240	792,956
TOTAL UNITED STATES OF AMERICA		15,687,771
TOTAL COMMON STOCKS (Cost $134,649,040)		159,180,268
Nonconvertible Preferred Stocks - 1.9%

Germany - 0.7%
Volkswagen AG	6,300	1,241,097
Italy - 1.2%
Fiat Industrial SpA (a)	103,094	969,663
Fiat SpA (Risparmio Shares)	114,007	964,232
TOTAL ITALY		1,933,895
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,550,731)		3,174,992
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	824,794	$ 824,794
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,863,746	5,863,746
TOTAL MONEY MARKET FUNDS (Cost $6,688,540)		6,688,540
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $143,888,311)		169,043,800
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(4,723,294)
NET ASSETS - 100%		$ 164,320,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,296,750 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 733
Fidelity Securities Lending Cash Central Fund	24,029
Total	$ 24,762
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 23,916,915	$ 15,837,640	$ 8,079,275	$ -
Japan	23,682,443	2,722,031	20,960,412	-
United States of America	15,687,771	15,687,771	-	-
France	11,977,738	11,977,738	-	-
Brazil	8,753,024	8,753,024	-	-
India	7,438,201	6,688,460	749,741	-
Switzerland	6,934,393	6,934,393	-	-
Canada	6,885,869	6,255,735	630,134	-
Indonesia	6,847,059	6,847,059	-	-
Other	50,231,847	47,265,453	2,966,394	-
Money Market Funds	6,688,540	6,688,540	-	-
Total Investments in Securities:	$ 169,043,800	$ 135,657,844	$ 33,385,956	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $112,999,916 of which $89,032,044 and $23,967,872 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,615,504) - See accompanying schedule: Unaffiliated issuers (cost $137,199,771)	$ 162,355,260
Fidelity Central Funds (cost $6,688,540)	6,688,540
Total Investments (cost $143,888,311)		$ 169,043,800
Foreign currency held at value (cost $651,847)		652,129
Receivable for investments sold		4,741,571
Receivable for fund shares sold		128,516
Dividends receivable		766,424
Distributions receivable from Fidelity Central Funds		9,346
Prepaid expenses		157
Receivable from investment adviser for expense reductions		17,999
Other receivables		333,101
Total assets		175,693,043

Liabilities
Payable to custodian bank	$ 80,196
Payable for investments purchased	4,494,161
Payable for fund shares redeemed	589,844
Accrued management fee	109,362
Distribution and service plan fees payable	67,438
Other affiliated payables	44,843
Other payables and accrued expenses	122,947
Collateral on securities loaned, at value	5,863,746
Total liabilities		11,372,537

Net Assets		$ 164,320,506
Net Assets consist of:
Paid in capital		$ 242,574,120
Undistributed net investment income		175,662
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,518,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,089,369
Net Assets		$ 164,320,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,097,062 ÷ 4,235,247 shares)	$ 12.06

Maximum offering price per share (100/94.25 of $12.06)	$ 12.80
Class T: Net Asset Value and redemption price per share ($75,678,728 ÷ 6,394,872 shares)	$ 11.83

Maximum offering price per share (100/96.50 of $11.83)	$ 12.26
Class B: Net Asset Value and offering price per share ($6,745,412 ÷ 613,993 shares)A	$ 10.99

Class C: Net Asset Value and offering price per share ($25,653,233 ÷ 2,341,009 shares)A	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,146,071 ÷ 400,970 shares)	$ 12.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,356,162
Special dividends		381,278
Interest		12
Income from Fidelity Central Funds		24,762
Income before foreign taxes withheld		1,762,214
Less foreign taxes withheld		(89,792)
Total income		1,672,422

Expenses
Management fee Basic fee	$ 567,704
Performance adjustment	67,625
Transfer agent fees	239,050
Distribution and service plan fees	408,300
Accounting and security lending fees	42,027
Custodian fees and expenses	107,912
Independent trustees' compensation	406
Registration fees	45,533
Audit	38,585
Legal	327
Miscellaneous	809
Total expenses before reductions	1,518,278
Expense reductions	(204,404)	1,313,874
Net investment income (loss)		358,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,114,986
Foreign currency transactions	(69,747)
Total net realized gain (loss)		13,045,239
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $177,982)	6,218,779
Assets and liabilities in foreign currencies	12,903
Total change in net unrealized appreciation (depreciation)		6,231,682
Net gain (loss)		19,276,921
Net increase (decrease) in net assets resulting from operations		$ 19,635,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 358,548	$ 615,258
Net realized gain (loss)	13,045,239	13,450,085
Change in net unrealized appreciation (depreciation)	6,231,682	12,333,412
Net increase (decrease) in net assets resulting from operations	19,635,469	26,398,755
Distributions to shareholders from net investment income	(760,710)	(1,027,978)
Distributions to shareholders from net realized gain	(1,721,042)	(2,639,506)
Total distributions	(2,481,752)	(3,667,484)
Share transactions - net increase (decrease)	(13,838,597)	(21,653,630)
Redemption fees	1,005	4,947
Total increase (decrease) in net assets	3,316,125	1,082,588

Net Assets
Beginning of period	161,004,381	159,921,793
End of period (including undistributed net investment income of $175,662 and undistributed net investment income of $577,824, respectively)	$ 164,320,506	$ 161,004,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38
Income from Investment Operations
Net investment income (loss) E	.04 L	.06	.09	.11	.07	.12
Net realized and unrealized gain (loss)	1.36	1.69	2.88	(8.42)	3.81	2.73
Total from investment operations	1.40	1.75	2.97	(8.31)	3.88	2.85
Distributions from net investment income	(.08)	(.08)	(.02)	(.05)	(.12)	(.20)
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.19) K	(.24)	(.02)	(3.94)	(3.03) J	(2.44)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.06	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79
Total Return B,C,D	13.10%	18.98%	46.61%	(55.70)%	24.76%	17.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.64% A	1.45%	1.27%	1.42%	1.47%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.27%	1.42%	1.47%	1.43%
Expenses net of all reductions	1.38% A	1.27%	1.15%	1.25%	1.39%	1.32%
Net investment income (loss)	.70% A,L	.66%	1.22%	.95%	.39%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,097	$ 49,058	$ 43,389	$ 35,517	$ 113,579	$ 110,240
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. L Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18
Income from Investment Operations
Net investment income (loss) E	.03 L	.04	.07	.08	.03	.08
Net realized and unrealized gain (loss)	1.33	1.65	2.82	(8.28)	3.76	2.70
Total from investment operations	1.36	1.69	2.89	(8.20)	3.79	2.78
Distributions from net investment income	(.05)	(.06)	(.01)	(.01)	(.07)	(.15)
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.16) K	(.22)	(.01)	(3.90)	(2.98) J	(2.39)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.83	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57
Total Return B,C,D	12.97%	18.65%	46.23%	(55.79)%	24.47%	17.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.69%	1.52%	1.65%	1.69%	1.65%
Expenses net of fee waivers, if any	1.69% A	1.69%	1.52%	1.65%	1.69%	1.65%
Expenses net of all reductions	1.63% A	1.51%	1.41%	1.48%	1.61%	1.54%
Net investment income (loss)	.45% A,L	.42%	.96%	.71%	.18%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,679	$ 74,056	$ 78,005	$ 57,603	$ 179,990	$ 188,320
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.98 per share is comprised of distributions from net investment income of $0.74 and distributions from net realized gain of $2.903 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share. L Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46
Income from Investment Operations
Net investment income (loss) E	- I,K	(.01)	.03	.02	(.06)	(.02)
Net realized and unrealized gain (loss)	1.25	1.53	2.63	(7.75)	3.57	2.57
Total from investment operations	1.25	1.52	2.66	(7.73)	3.51	2.55
Distributions from net investment income	(.01)	(.03)	(.01)	-	-	(.05)
Distributions from net realized gain	(.09)	(.16)	-	(3.77)	(2.87)	(2.24)
Total distributions	(.10)	(.19)	(.01)	(3.77)	(2.87) J	(2.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72
Total Return B,C,D	12.76%	18.03%	45.50%	(56.02)%	23.85%	16.58%
Ratios to Average Net Assets F,H
Expenses before reductions	2.39% A	2.20%	2.02%	2.17%	2.24%	2.26%
Expenses net of fee waivers, if any	2.19% A	2.20%	2.02%	2.17%	2.24%	2.25%
Expenses net of all reductions	2.13% A	2.02%	1.90%	2.01%	2.17%	2.14%
Net investment income (loss)	(.05)% A,K	(.09)%	.47%	.19%	(.38)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,745	$ 8,737	$ 10,661	$ 10,356	$ 40,013	$ 51,661
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $2.869 per share. K Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52
Income from Investment Operations
Net investment income (loss) E	- I,L	(.01)	.03	.02	(.05)	(.01)
Net realized and unrealized gain (loss)	1.24	1.53	2.62	(7.75)	3.57	2.60
Total from investment operations	1.24	1.52	2.65	(7.73)	3.52	2.59
Distributions from net investment income	(.01)	(.04)	(.01)	-	-	(.07)
Distributions from net realized gain	(.11)	(.16)	-	(3.82)	(2.90)	(2.24)
Total distributions	(.12)	(.19) K	(.01)	(3.82)	(2.90) J	(2.31)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.96	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80
Total Return B,C,D	12.73%	18.12%	45.26%	(55.95)%	23.85%	16.75%
Ratios to Average Net Assets F,H
Expenses before reductions	2.39% A	2.20%	2.02%	2.16%	2.19%	2.16%
Expenses net of fee waivers, if any	2.19% A	2.20%	2.02%	2.16%	2.19%	2.16%
Expenses net of all reductions	2.13% A	2.02%	1.90%	2.00%	2.12%	2.05%
Net investment income (loss)	(.05)% A,L	(.09)%	.47%	.20%	(.33)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,653	$ 24,809	$ 24,575	$ 20,973	$ 66,298	$ 66,162
Portfolio turnover rate G	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.90 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. L Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70
Income from Investment Operations
Net investment income (loss) D	.06 K	.10	.11	.16	.13	.20
Net realized and unrealized gain (loss)	1.45	1.78	3.05	(8.88)	3.97	2.80
Total from investment operations	1.51	1.88	3.16	(8.72)	4.10	3.00
Distributions from net investment income	(.11)	(.09)	(.02)	(.11)	(.17)	-
Distributions from net realized gain	(.12)	(.16)	-	(3.89)	(2.90)	(2.24)
Total distributions	(.22) J	(.25)	(.02)	(4.00)	(3.07) I	(2.24)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46
Total Return B,C	13.30%	19.22%	46.85%	(55.51)%	25.16%	18.09%
Ratios to Average Net Assets E,G
Expenses before reductions	1.35% A	1.19%	1.00%	1.12%	1.14%	1.04%
Expenses net of fee waivers, if any	1.19% A	1.19%	1.00%	1.12%	1.14%	1.04%
Expenses net of all reductions	1.13% A	1.01%	.89%	.95%	1.07%	.93%
Net investment income (loss)	.96% A,K	.93%	1.48%	1.24%	.72%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146	$ 4,345	$ 3,292	$ 3,620	$ 17,463	$ 24,536
Portfolio turnover rate F	249% A	490%	414%	394%	146%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. K Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,471,234
Gross unrealized depreciation	(2,092,208)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,379,026

Tax cost	$ 145,664,774

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,669,276 and $213,270,691, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 62,546	$ 2,897
Class T	.25%	.25%	183,324	2,278
Class B	.75%	.25%	38,324	28,994
Class C	.75%	.25%	124,106	9,549
			$ 408,300	$ 43,718

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,743
Class T	2,238
Class B*	3,095
Class C*	441
$ 10,517

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 75,557.30
Class T	107,835.29
Class B	11,679.30
Class C	37,591.30
Institutional Class	6,388.27
	$ 239,050

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,190 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $281 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,029. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 46,655
Class T	1.70%	65,478
Class B	2.20%	7,209
Class C	2.20%	23,271
Institutional Class	1.20%	3,662
		$ 146,275

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $6,986.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51,143 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 351,944	$ 383,536
Class T	323,075	471,584
Class B	9,663	36,781
Class C	29,995	106,805
Institutional Class	46,033	29,272
Total	$ 760,710	$ 1,027,978
From net realized gain
Class A	$ 529,480	$ 733,929
Class T	797,756	1,218,258
Class B	70,707	190,036
Class C	273,307	447,425
Institutional Class	49,792	49,858
Total	$ 1,721,042	$ 2,639,506

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	424,142	1,168,786	$ 4,740,658	$ 11,452,442
Reinvestment of distributions	72,790	106,693	801,552	1,040,260
Shares redeemed	(783,966)	(1,397,227)	(8,810,958)	(13,480,819)
Net increase (decrease)	(287,034)	(121,748)	$ (3,268,748)	$ (988,117)
Class T
Shares sold	356,438	1,177,459	$ 3,909,577	$ 11,400,103
Reinvestment of distributions	101,007	172,890	1,092,104	1,656,289
Shares redeemed	(1,030,106)	(2,898,040)	(11,232,429)	(27,789,326)
Net increase (decrease)	(572,661)	(1,547,691)	$ (6,230,748)	$ (14,732,934)
Class B
Shares sold	8,024	77,104	$ 80,422	$ 688,128
Reinvestment of distributions	7,318	23,836	73,635	212,377
Shares redeemed	(289,324)	(465,893)	(2,944,815)	(4,121,865)
Net increase (decrease)	(273,982)	(364,953)	$ (2,790,758)	$ (3,221,360)
Class C
Shares sold	129,146	282,999	$ 1,310,250	$ 2,536,029
Reinvestment of distributions	27,032	55,698	271,185	495,715
Shares redeemed	(337,177)	(703,110)	(3,421,964)	(6,197,225)
Net increase (decrease)	(180,999)	(364,413)	$ (1,840,529)	$ (3,165,481)
Institutional Class
Shares sold	114,865	151,567	$ 1,367,625	$ 1,532,760
Reinvestment of distributions	6,560	5,962	76,766	61,704
Shares redeemed	(96,898)	(113,282)	(1,152,205)	(1,140,202)
Net increase (decrease)	24,527	44,247	$ 292,186	$ 454,262

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0611
1.784891.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Overseas
Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.36%
Actual		$ 1,000.00	$ 1,142.50	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.53%
Actual		$ 1,000.00	$ 1,141.50	$ 8.12
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.11%
Actual		$ 1,000.00	$ 1,138.40	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,138.40	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,144.10	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.9	3.2
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	2.1	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.8
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.0	2.2
Volkswagen AG (Germany, Automobiles)	2.0	1.4
	11.1
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.6	28.4
Financials	21.8	22.7
Materials	11.0	9.4
Industrials	10.6	9.0
Information Technology	10.2	8.9
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.6	17.4
Japan	14.6	15.0
Germany	13.7	9.9
France	11.7	11.2
Switzerland	6.1	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.9%	Stocks 99.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 1.8%
AMP Ltd.	359,117	$ 2,158
BHP Billiton Ltd.	211,768	10,726
Newcrest Mining Ltd.	167,129	7,596
TOTAL AUSTRALIA		20,480
Austria - 0.3%
Zumtobel AG	80,500	2,921
Bailiwick of Jersey - 0.6%
WPP PLC	538,410	7,053
Belgium - 1.3%
Ageas (d)	707,600	2,148
Anheuser-Busch InBev SA NV (d)	143,798	9,177
Hamon & Compagnie International SA	60,300	2,586
KBC Groupe SA (d)	35,219	1,436
TOTAL BELGIUM		15,347
Bermuda - 1.7%
Clear Media Ltd. (a)	1,278,000	782
GOME Electrical Appliances Holdings Ltd. (a)	15,498,000	5,568
Huabao International Holdings Ltd.	1,892,000	2,806
Signet Jewelers Ltd. (a)	235,700	10,312
TOTAL BERMUDA		19,468
Brazil - 0.1%
Drogasil SA	47,700	343
Marisa Lojas SA	36,200	686
TOTAL BRAZIL		1,029
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (a)(e)	4,200	129
Canada - 1.2%
Barrick Gold Corp.	52,100	2,661
Suncor Energy, Inc.	190,100	8,763
Yamana Gold, Inc.	205,600	2,621
TOTAL CANADA		14,045
Cayman Islands - 4.8%
Boshiwa International Holding Ltd.	6,401,000	4,154
Bosideng International Holdings Ltd.	3,680,000	1,166
China ZhengTong Auto Services Holdings Ltd.	380,000	430
E-Commerce China Dangdang, Inc. ADR	38,000	874
Hengdeli Holdings Ltd.	19,806,000	11,859
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Natural Beauty Bio-Technology Ltd.	6,200,000	$ 1,533
Noah Holdings Ltd. ADR (d)	69,800	1,256
Peak Sport Products Co. Ltd.	2,176,000	1,659
Perfect World Co. Ltd. sponsored ADR Class B (a)	256,300	6,974
Shenguan Holdings Group Ltd.	1,694,000	2,251
Silver Base Group Holdings Ltd.	9,916,000	8,159
Tencent Holdings Ltd.	439,500	12,507
The United Laboratories International Holdings Ltd.	1,216,000	2,048
TOTAL CAYMAN ISLANDS		54,870
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	45,500	6,758
Denmark - 2.9%
Carlsberg A/S Series B	39,200	4,656
Danske Bank A/S (a)	51,111	1,228
Novo Nordisk A/S:
Series B	19,863	2,515
Series B sponsored ADR	169,500	21,593
William Demant Holding A/S (a)	38,200	3,561
TOTAL DENMARK		33,553
France - 11.7%
Alstom SA	282,414	18,780
Atos Origin SA (a)	46,996	2,896
AXA SA (d)	144,258	3,237
AXA SA sponsored ADR (d)	89,200	2,000
BNP Paribas SA	132,622	10,496
Carrefour SA	50,474	2,393
Club Mediterranee SA (a)	53,000	1,235
Compagnie Generale de Geophysique SA (a)	100,800	3,551
Credit Agricole SA	199,600	3,323
Danone	95,722	7,012
Iliad Group SA	18,000	2,314
Ingenico SA	88,993	4,417
Ipsos SA	48,000	2,496
Lafarge SA (Bearer)	44,500	3,149
Laurent-Perrier Group	21,000	2,681
LVMH Moet Hennessy - Louis Vuitton	185,724	33,345
Pernod-Ricard SA	11,900	1,196
Safran SA	97,600	3,788
Sanofi-Aventis sponsored ADR (d)	259,900	10,271
Common Stocks - continued
	Shares	Value (000s)
France - continued
Schneider Electric SA	47,833	$ 8,452
Societe Generale Series A	89,724	6,002
TOTAL FRANCE		133,034
Germany - 11.0%
Allianz AG (d)	46,552	7,330
BASF AG (d)	90,218	9,274
Bayer AG (d)	75,344	6,623
Bayerische Motoren Werke AG (BMW)	257,956	24,327
Deutsche Bank AG	53,600	3,501
Deutsche Boerse AG	107,169	8,905
Deutsche Post AG	169,323	3,351
Fresenius Medical Care AG & Co. KGaA	170,200	13,376
Hugo Boss AG (d)	46,900	4,397
K&S AG	23,400	1,893
Kabel Deutschland Holding AG (a)	83,300	5,206
Linde AG	24,094	4,340
MAN SE	48,826	6,805
Munich Re Group	13,555	2,238
Puma AG	11,423	3,807
Rheinmetall AG	21,700	1,947
SAP AG	122,957	7,922
SAP AG sponsored ADR (d)	91,600	5,911
Siemens AG sponsored ADR	16,400	2,393
Tom Tailor Holding AG (a)	57,500	1,128
TOTAL GERMANY		124,674
Greece - 0.2%
Folli Follie Group (a)	137,123	2,590
Hong Kong - 2.1%
AIA Group Ltd.	780,200	2,627
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	136,900	2,801
Emperor Watch & Jewellery Ltd.	24,650,000	3,555
Hang Seng Bank Ltd.	133,300	2,084
Henderson Land Development Co. Ltd.	510,334	3,493
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	2
Hong Kong Exchanges and Clearing Ltd.	103,600	2,364
Television Broadcasts Ltd.	544,000	3,187
Wharf Holdings Ltd.	591,000	4,322
TOTAL HONG KONG		24,435
Common Stocks - continued
	Shares	Value (000s)
Ireland - 1.4%
CRH PLC	381,898	$ 9,480
Kingspan Group PLC (United Kingdom)	671,700	6,492
TOTAL IRELAND		15,972
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,000	1,555
Italy - 3.8%
Assicurazioni Generali SpA	97,900	2,346
Intesa Sanpaolo SpA	1,870,295	6,211
Saipem SpA	329,875	18,728
Sorin SpA (a)	1,405,200	4,038
Tod's SpA	48,767	6,620
UniCredit SpA	1,621,394	4,174
Unione di Banche Italiane SCpA	174,755	1,566
TOTAL ITALY		43,683
Japan - 14.6%
Aozora Bank Ltd.	1,005,000	2,177
Canon, Inc.	90,500	4,261
Dai-ichi Mutual Life Insurance Co.	1,169	1,931
Denso Corp.	53,900	1,804
eAccess Ltd. (d)	2,580	1,218
Fanuc Ltd.	35,100	5,875
Fuji Media Holdings, Inc.	1,029	1,375
Japan Retail Fund Investment Corp.	1,514	2,447
Japan Tobacco, Inc.	421	1,636
JFE Holdings, Inc.	72,700	1,990
JSR Corp.	62,700	1,319
Keyence Corp.	15,900	4,201
Mazda Motor Corp.	2,788,000	6,401
Mitsubishi Corp.	242,100	6,567
Mitsubishi Electric Corp.	575,000	6,401
Mitsubishi Estate Co. Ltd.	125,000	2,187
Mitsubishi UFJ Financial Group, Inc.	1,618,300	7,766
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	371,800	1,773
Mitsui & Co. Ltd.	399,700	7,112
Mizuho Financial Group, Inc.	1,276,800	2,023
MS&AD Insurance Group Holdings, Inc.	97,800	2,290
Murata Manufacturing Co. Ltd.	44,800	3,235
Nintendo Co. Ltd.	6,400	1,514
NKSJ Holdings, Inc. (a)	276,000	1,779
Nomura Holdings, Inc.	301,900	1,542
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NSK Ltd.	405,000	$ 3,594
ORIX Corp.	66,930	6,575
Rakuten, Inc.	6,883	6,390
Shin-Etsu Chemical Co., Ltd.	68,000	3,537
SMC Corp.	33,800	6,174
SOFTBANK CORP.	377,600	15,932
Sony Corp.	37,500	1,059
Start Today Co. Ltd.	200,200	3,500
Sumitomo Corp.	335,300	4,625
Sumitomo Mitsui Financial Group, Inc.	200,000	6,212
T&D Holdings, Inc.	60,150	1,485
Tokio Marine Holdings, Inc.	101,400	2,836
Tokyo Electron Ltd.	82,800	4,793
Toshiba Corp.	861,000	4,584
Toyota Motor Corp.	232,000	9,254
Toyota Motor Corp. sponsored ADR (d)	22,800	1,817
Yahoo! Japan Corp.	6,187	2,276
TOTAL JAPAN		165,467
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	4,797	4,009
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	81,400	3,017
Netherlands - 1.8%
AEGON NV (a)	212,400	1,688
ASML Holding NV	54,400	2,272
Fugro NV (Certificaten Van Aandelen) unit	20,500	1,880
ING Groep NV:
(Certificaten Van Aandelen) (a)	398,910	5,256
sponsored ADR (a)	79,100	1,043
Koninklijke Philips Electronics NV	183,406	5,432
Koninklijke Philips Electronics NV unit	81,700	2,409
TOTAL NETHERLANDS		19,980
Norway - 1.3%
Aker Solutions ASA	294,900	7,116
DnB NOR ASA (d)	222,600	3,619
StatoilHydro ASA	31,000	908
StatoilHydro ASA sponsored ADR	96,600	2,831
TOTAL NORWAY		14,474
Common Stocks - continued
	Shares	Value (000s)
Poland - 0.3%
Eurocash SA	271,900	$ 3,329
Russia - 0.3%
Uralkali JSC GDR (Reg. S)	69,400	2,913
Singapore - 0.2%
United Overseas Bank Ltd.	122,234	1,959
South Africa - 0.2%
Impala Platinum Holdings Ltd.	58,800	1,835
Spain - 3.1%
Antena 3 Television SA (d)	181,300	1,681
Banco Bilbao Vizcaya Argentaria SA	429,083	5,497
Banco Santander SA (d)	839,631	10,723
Banco Santander SA sponsored ADR	197,500	2,449
EDP Renovaveis SA (a)	451,605	3,478
NH Hoteles SA (a)(d)	680,600	5,741
Telefonica SA	96,796	2,601
Telefonica SA sponsored ADR	94,200	2,540
TOTAL SPAIN		34,710
Sweden - 1.2%
Elekta AB (B Shares)	265,300	12,090
Swedbank AB (A Shares)	96,212	1,824
TOTAL SWEDEN		13,914
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	281,763	18,206
Credit Suisse Group	50,181	2,284
Credit Suisse Group sponsored ADR	62,600	2,848
GAM Holding Ltd.	140,277	2,765
Julius Baer Group Ltd.	77,430	3,618
Kuehne & Nagel International AG	21,350	3,410
Swiss Reinsurance Co.	39,700	2,366
The Swatch Group AG (Bearer)	44,090	21,684
Transocean Ltd. (a)	31,500	2,292
UBS AG (a)	195,078	3,903
UBS AG (NY Shares) (a)	171,677	3,434
Zurich Financial Services AG	9,636	2,707
TOTAL SWITZERLAND		69,517
Taiwan - 2.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	394,424	1,492
Common Stocks - continued
	Shares	Value (000s)
Taiwan - continued
HTC Corp.	467,400	$ 21,182
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	130,385	1,760
TOTAL TAIWAN		24,434
Turkey - 0.3%
Boyner Buyuk Magazacilik AS (a)	1,276,000	3,540
United Kingdom - 17.6%
Anglo American PLC:
ADR	109,346	2,851
(United Kingdom)	177,859	9,271
ARM Holdings PLC	135,900	1,409
Aviva PLC	334,000	2,500
Barclays PLC	1,334,884	6,346
Barclays PLC Sponsored ADR (d)	270,500	5,153
BG Group PLC	548,018	14,038
BHP Billiton PLC	414,747	17,536
BP PLC sponsored ADR	185,100	8,541
British Sky Broadcasting Group PLC	220,100	3,096
Burberry Group PLC	252,600	5,464
Dunelm Group PLC	310,300	2,366
Hays PLC	1,126,800	2,234
HSBC Holdings PLC:
(United Kingdom)	141,944	1,548
sponsored ADR (d)	402,433	21,921
InterContinental Hotel Group PLC	293,195	6,437
International Personal Finance PLC	449,100	2,757
Intertek Group PLC	111,700	3,965
Johnson Matthey PLC	140,754	4,709
Legal & General Group PLC	813,369	1,668
Lloyds Banking Group PLC (a)	4,209,699	4,180
Lloyds Banking Group PLC sponsored ADR (a)(d)	381,800	1,508
M&C Saatchi	887,505	2,068
Man Group PLC	825,945	3,445
Ocado Group PLC (a)	431,700	1,633
Prudential PLC	363,825	4,707
Rio Tinto PLC	125,232	9,138
Rio Tinto PLC sponsored ADR	95,900	7,021
Rolls-Royce Group PLC	162,800	1,745
Rolls-Royce Group PLC (C shares)	15,628,800	26
Royal Bank of Scotland Group PLC (a)	1,162,200	810
Royal Dutch Shell PLC:
Class A (United Kingdom)	92,200	3,577
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B	245,446	$ 9,549
Schroders PLC	120,900	3,833
Standard Chartered PLC (United Kingdom)	131,807	3,653
Sthree PLC	190,600	1,394
Vodafone Group PLC	2,742,369	7,928
Vodafone Group PLC sponsored ADR	143,200	4,170
Xstrata PLC	237,400	6,034
TOTAL UNITED KINGDOM		200,229
United States of America - 1.8%
Apple, Inc. (a)	16,200	5,641
Deckers Outdoor Corp. (a)	114,200	9,691
Google, Inc. Class A (a)	8,600	4,679
TOTAL UNITED STATES OF AMERICA		20,011
TOTAL COMMON STOCKS (Cost $863,905)		1,104,934
Nonconvertible Preferred Stocks - 2.7%

Germany - 2.7%
Hugo Boss AG (non-vtg.)	80,600	7,999
Volkswagen AG (d)	116,300	22,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,590)		30,910
Money Market Funds - 10.7%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $121,397)	121,396,754	121,397
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $1,001,892)		1,257,241
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(120,290)
NET ASSETS - 100%		$ 1,136,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	228
Total	$ 234
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 200,229	$ 129,550	$ 70,679	$ -
Japan	165,467	3,590	161,877	-
Germany	155,584	155,584	-	-
France	133,034	129,483	3,551	-
Switzerland	69,517	63,330	6,187	-
Cayman Islands	54,870	54,870	-	-
Italy	43,683	43,683	-	-
Spain	34,710	26,612	8,098	-
Denmark	33,553	31,038	2,515	-
Other	245,197	195,477	49,720	-
Money Market Funds	121,397	121,397	-	-
Total Investments in Securities:	$ 1,257,241	$ 954,614	$ 302,627	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $241,539,000 of which $14,313,000 and $227,226,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,829) - See accompanying schedule: Unaffiliated issuers (cost $880,495)	$ 1,135,844
Fidelity Central Funds (cost $121,397)	121,397
Total Investments (cost $1,001,892)		$ 1,257,241
Foreign currency held at value (cost $191)		191
Receivable for investments sold		3,252
Receivable for fund shares sold		301
Dividends receivable		4,871
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		1
Other receivables		152
Total assets		1,266,125

Liabilities
Payable to custodian bank	$ 2,192
Payable for investments purchased	1,750
Payable for fund shares redeemed	2,592
Accrued management fee	712
Distribution and service plan fees payable	201
Other affiliated payables	248
Other payables and accrued expenses	82
Collateral on securities loaned, at value	121,397
Total liabilities		129,174

Net Assets		$ 1,136,951
Net Assets consist of:
Paid in capital		$ 1,065,667
Undistributed net investment income		2,243
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,460)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		255,501
Net Assets		$ 1,136,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,654 ÷ 3,978 shares)	$ 20.02

Maximum offering price per share (100/94.25 of $20.02)	$ 21.24
Class T: Net Asset Value and redemption price per share ($400,075 ÷ 19,509 shares)	$ 20.51

Maximum offering price per share (100/96.50 of $20.51)	$ 21.25
Class B: Net Asset Value and offering price per share ($6,098 ÷ 314 shares)A	$ 19.42

Class C: Net Asset Value and offering price per share ($24,624 ÷ 1,252 shares)A	$ 19.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($626,500 ÷ 30,719 shares)	$ 20.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 9,543
Income from Fidelity Central Funds		234
Income before foreign taxes withheld		9,777
Less foreign taxes withheld		(633)
Total income		9,144

Expenses
Management fee Basic fee	$ 4,018
Performance adjustment	148
Transfer agent fees	1,242
Distribution and service plan fees	1,188
Accounting and security lending fees	265
Custodian fees and expenses	108
Independent trustees' compensation	3
Registration fees	50
Audit	45
Legal	2
Interest	1
Miscellaneous	6
Total expenses before reductions	7,076
Expense reductions	(168)	6,908
Net investment income (loss)		2,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,789
Foreign currency transactions	(25)
Total net realized gain (loss)		73,764
Change in net unrealized appreciation (depreciation) on: Investment securities	77,294
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		77,339
Net gain (loss)		151,103
Net increase (decrease) in net assets resulting from operations		$ 153,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,236	$ 14,198
Net realized gain (loss)	73,764	73,737
Change in net unrealized appreciation (depreciation)	77,339	72,077
Net increase (decrease) in net assets resulting from operations	153,339	160,012
Distributions to shareholders from net investment income	(12,982)	(17,905)
Distributions to shareholders from net realized gain	(2,756)	(2,268)
Total distributions	(15,738)	(20,173)
Share transactions - net increase (decrease)	(148,277)	(188,997)
Redemption fees	9	22
Total increase (decrease) in net assets	(10,667)	(49,136)

Net Assets
Beginning of period	1,147,618	1,196,754
End of period (including undistributed net investment income of $2,243 and undistributed net investment income of $12,989, respectively)	$ 1,136,951	$ 1,147,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36
Income from Investment Operations
Net investment income (loss) E	.02	.17	.24	.38	.31	.27
Net realized and unrealized gain (loss)	2.49	2.16	2.12	(11.56)	6.16	3.53
Total from investment operations	2.51	2.33	2.36	(11.18)	6.47	3.80
Distributions from net investment income	(.21)	(.21)	(.24)	(.33)	(.23)	(.19)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.26)	(.24)	(.24)	(2.11)	(1.29)	(.49)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.02	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67
Total Return B,C,D	14.25%	14.99%	17.97%	(45.08)%	31.44%	21.12%
Ratios to Average Net Assets F,H
Expenses before reductions	1.37% A	1.36%	1.36%	1.35%	1.17%	1.24%
Expenses net of fee waivers, if any	1.36% A	1.36%	1.36%	1.35%	1.17%	1.24%
Expenses net of all reductions	1.34% A	1.33%	1.33%	1.32%	1.13%	1.17%
Net investment income (loss)	.27% A	1.04%	1.79%	1.83%	1.34%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 70	$ 72	$ 73	$ 147	$ 113
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.01	.14	.22	.36	.28	.24
Net realized and unrealized gain (loss)	2.54	2.23	2.17	(11.82)	6.27	3.59
Total from investment operations	2.55	2.37	2.39	(11.46)	6.55	3.83
Distributions from net investment income	(.17)	(.19)	(.20)	(.27)	(.19)	(.12)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.22)	(.22)	(.20)	(2.05)	(1.25)	(.42)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.51	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05
Total Return B,C,D	14.15%	14.88%	17.70%	(45.18)%	31.24%	20.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.53%	1.57%	1.51%	1.33%	1.39%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.57%	1.51%	1.33%	1.39%
Expenses net of all reductions	1.51% A	1.50%	1.54%	1.48%	1.30%	1.33%
Net investment income (loss)	.10% A	.86%	1.58%	1.67%	1.17%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 400	$ 371	$ 367	$ 345	$ 710	$ 602
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.04)	.04	.13	.22	.12	.10
Net realized and unrealized gain (loss)	2.40	2.10	2.08	(11.14)	5.94	3.40
Total from investment operations	2.36	2.14	2.21	(10.92)	6.06	3.50
Distributions from net investment income	(.08)	(.09)	(.07)	(.07)	(.02)	(.02)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.12) J	(.12)	(.07)	(1.85)	(1.08)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.42	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81
Total Return B,C,D	13.84%	14.15%	17.09%	(45.50)%	30.45%	20.12%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.11%	2.12%	2.10%	1.94%	2.05%
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.10%	1.94%	2.05%
Expenses net of all reductions	2.09% A	2.09%	2.08%	2.08%	1.91%	1.99%
Net investment income (loss)	(.48)% A	.28%	1.04%	1.07%	.56%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 27	$ 37
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.14	.22	.14	.11
Net realized and unrealized gain (loss)	2.44	2.12	2.09	(11.31)	6.02	3.47
Total from investment operations	2.40	2.17	2.23	(11.09)	6.16	3.58
Distributions from net investment income	(.07)	(.11)	(.09)	(.13)	(.07)	(.04)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.12)	(.14)	(.09)	(1.91)	(1.13)	(.34)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.67	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19
Total Return B,C,D	13.84%	14.17%	17.06%	(45.50)%	30.48%	20.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.10%	2.11%	2.09%	1.91%	1.98%
Expenses net of fee waivers, if any	2.11% A	2.10%	2.11%	2.09%	1.91%	1.98%
Expenses net of all reductions	2.09% A	2.08%	2.08%	2.07%	1.87%	1.92%
Net investment income (loss)	(.48)% A	.29%	1.05%	1.08%	.60%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 22	$ 23	$ 22	$ 46	$ 41
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64
Income from Investment Operations
Net investment income (loss) D	.06	.22	.29	.45	.40	.35
Net realized and unrealized gain (loss)	2.52	2.23	2.14	(11.78)	6.26	3.58
Total from investment operations	2.58	2.45	2.43	(11.33)	6.66	3.93
Distributions from net investment income	(.24)	(.27)	(.31)	(.41)	(.31)	(.21)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.29)	(.30)	(.31)	(2.19)	(1.37)	(.51)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.39	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06
Total Return B,C	14.41%	15.49%	18.32%	(44.92)%	31.88%	21.55%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	1.01%	1.06%	1.01%	.84%	.87%
Expenses net of fee waivers, if any	1.01% A	1.01%	1.06%	1.01%	.84%	.87%
Expenses net of all reductions	.99% A	.98%	1.02%	.98%	.81%	.81%
Net investment income (loss)	.62% A	1.39%	2.10%	2.17%	1.66%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 627	$ 678	$ 727	$ 551	$ 609	$ 354
Portfolio turnover rate F	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 298,900
Gross unrealized depreciation	(58,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ 240,559

Tax cost	$ 1,016,682

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,827 and $365,019, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 91	$ 2
Class T	.25%	.25%	950	19
Class B	.75%	.25%	32	25
Class C	.75%	.25%	115	7
			$ 1,188	$ 53

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	4
Class C*	-**
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 110.30
Class T	420.22
Class B	10.30
Class C	35.30
Institutional Class	667.20
	$ 1,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,560.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $228. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $77.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $91 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 829	$ 950
Class T	3,501	4,334
Class B	30	45
Class C	89	160
Institutional Class	8,533	12,416
Total	$ 12,982	$ 17,905
From net realized gain
Class A	$ 178	$ 134
Class T	911	684
Class B	17	15
Class C	57	44
Institutional Class	1,593	1,391
Total	$ 2,756	$ 2,268

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	406	475	$ 7,539	$ 7,655
Reinvestment of distributions	51	61	919	1,012
Shares redeemed	(420)	(1,167)	(7,754)	(18,467)
Net increase (decrease)	37	(631)	$ 704	$ (9,800)
Class T
Shares sold	1,846	4,009	$ 34,978	$ 65,721
Reinvestment of distributions	232	288	4,288	4,889
Shares redeemed	(2,969)	(6,821)	(56,201)	(111,516)
Net increase (decrease)	(891)	(2,524)	$ (16,935)	$ (40,906)
Class B
Shares sold	8	48	$ 145	$ 740
Reinvestment of distributions	2	3	41	54
Shares redeemed	(93)	(174)	(1,670)	(2,691)
Net increase (decrease)	(83)	(123)	$ (1,484)	$ (1,897)
Class C
Shares sold	99	120	$ 1,801	$ 1,913
Reinvestment of distributions	7	11	125	176
Shares redeemed	(141)	(337)	(2,549)	(5,265)
Net increase (decrease)	(35)	(206)	$ (623)	$ (3,176)
Institutional Class
Shares sold	1,911	12,645	$ 35,514	$ 202,633
Reinvestment of distributions	544	818	9,988	13,738
Shares redeemed	(9,181)	(21,576)	(175,441)	(349,589)
Net increase (decrease)	(6,726)	(8,113)	$ (129,939)	$ (133,218)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OS-USAN-0611
1.784903.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Overseas
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.36%
Actual		$ 1,000.00	$ 1,142.50	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.53%
Actual		$ 1,000.00	$ 1,141.50	$ 8.12
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.11%
Actual		$ 1,000.00	$ 1,138.40	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,138.40	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,144.10	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.9	3.2
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	2.1	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.8
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.0	2.2
Volkswagen AG (Germany, Automobiles)	2.0	1.4
	11.1
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.6	28.4
Financials	21.8	22.7
Materials	11.0	9.4
Industrials	10.6	9.0
Information Technology	10.2	8.9
Top Five Countries as of April 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.6	17.4
Japan	14.6	15.0
Germany	13.7	9.9
France	11.7	11.2
Switzerland	6.1	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Stocks 99.9%	Stocks 99.6%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 1.8%
AMP Ltd.	359,117	$ 2,158
BHP Billiton Ltd.	211,768	10,726
Newcrest Mining Ltd.	167,129	7,596
TOTAL AUSTRALIA		20,480
Austria - 0.3%
Zumtobel AG	80,500	2,921
Bailiwick of Jersey - 0.6%
WPP PLC	538,410	7,053
Belgium - 1.3%
Ageas (d)	707,600	2,148
Anheuser-Busch InBev SA NV (d)	143,798	9,177
Hamon & Compagnie International SA	60,300	2,586
KBC Groupe SA (d)	35,219	1,436
TOTAL BELGIUM		15,347
Bermuda - 1.7%
Clear Media Ltd. (a)	1,278,000	782
GOME Electrical Appliances Holdings Ltd. (a)	15,498,000	5,568
Huabao International Holdings Ltd.	1,892,000	2,806
Signet Jewelers Ltd. (a)	235,700	10,312
TOTAL BERMUDA		19,468
Brazil - 0.1%
Drogasil SA	47,700	343
Marisa Lojas SA	36,200	686
TOTAL BRAZIL		1,029
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (a)(e)	4,200	129
Canada - 1.2%
Barrick Gold Corp.	52,100	2,661
Suncor Energy, Inc.	190,100	8,763
Yamana Gold, Inc.	205,600	2,621
TOTAL CANADA		14,045
Cayman Islands - 4.8%
Boshiwa International Holding Ltd.	6,401,000	4,154
Bosideng International Holdings Ltd.	3,680,000	1,166
China ZhengTong Auto Services Holdings Ltd.	380,000	430
E-Commerce China Dangdang, Inc. ADR	38,000	874
Hengdeli Holdings Ltd.	19,806,000	11,859
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Natural Beauty Bio-Technology Ltd.	6,200,000	$ 1,533
Noah Holdings Ltd. ADR (d)	69,800	1,256
Peak Sport Products Co. Ltd.	2,176,000	1,659
Perfect World Co. Ltd. sponsored ADR Class B (a)	256,300	6,974
Shenguan Holdings Group Ltd.	1,694,000	2,251
Silver Base Group Holdings Ltd.	9,916,000	8,159
Tencent Holdings Ltd.	439,500	12,507
The United Laboratories International Holdings Ltd.	1,216,000	2,048
TOTAL CAYMAN ISLANDS		54,870
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	45,500	6,758
Denmark - 2.9%
Carlsberg A/S Series B	39,200	4,656
Danske Bank A/S (a)	51,111	1,228
Novo Nordisk A/S:
Series B	19,863	2,515
Series B sponsored ADR	169,500	21,593
William Demant Holding A/S (a)	38,200	3,561
TOTAL DENMARK		33,553
France - 11.7%
Alstom SA	282,414	18,780
Atos Origin SA (a)	46,996	2,896
AXA SA (d)	144,258	3,237
AXA SA sponsored ADR (d)	89,200	2,000
BNP Paribas SA	132,622	10,496
Carrefour SA	50,474	2,393
Club Mediterranee SA (a)	53,000	1,235
Compagnie Generale de Geophysique SA (a)	100,800	3,551
Credit Agricole SA	199,600	3,323
Danone	95,722	7,012
Iliad Group SA	18,000	2,314
Ingenico SA	88,993	4,417
Ipsos SA	48,000	2,496
Lafarge SA (Bearer)	44,500	3,149
Laurent-Perrier Group	21,000	2,681
LVMH Moet Hennessy - Louis Vuitton	185,724	33,345
Pernod-Ricard SA	11,900	1,196
Safran SA	97,600	3,788
Sanofi-Aventis sponsored ADR (d)	259,900	10,271
Common Stocks - continued
	Shares	Value (000s)
France - continued
Schneider Electric SA	47,833	$ 8,452
Societe Generale Series A	89,724	6,002
TOTAL FRANCE		133,034
Germany - 11.0%
Allianz AG (d)	46,552	7,330
BASF AG (d)	90,218	9,274
Bayer AG (d)	75,344	6,623
Bayerische Motoren Werke AG (BMW)	257,956	24,327
Deutsche Bank AG	53,600	3,501
Deutsche Boerse AG	107,169	8,905
Deutsche Post AG	169,323	3,351
Fresenius Medical Care AG & Co. KGaA	170,200	13,376
Hugo Boss AG (d)	46,900	4,397
K&S AG	23,400	1,893
Kabel Deutschland Holding AG (a)	83,300	5,206
Linde AG	24,094	4,340
MAN SE	48,826	6,805
Munich Re Group	13,555	2,238
Puma AG	11,423	3,807
Rheinmetall AG	21,700	1,947
SAP AG	122,957	7,922
SAP AG sponsored ADR (d)	91,600	5,911
Siemens AG sponsored ADR	16,400	2,393
Tom Tailor Holding AG (a)	57,500	1,128
TOTAL GERMANY		124,674
Greece - 0.2%
Folli Follie Group (a)	137,123	2,590
Hong Kong - 2.1%
AIA Group Ltd.	780,200	2,627
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	136,900	2,801
Emperor Watch & Jewellery Ltd.	24,650,000	3,555
Hang Seng Bank Ltd.	133,300	2,084
Henderson Land Development Co. Ltd.	510,334	3,493
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	2
Hong Kong Exchanges and Clearing Ltd.	103,600	2,364
Television Broadcasts Ltd.	544,000	3,187
Wharf Holdings Ltd.	591,000	4,322
TOTAL HONG KONG		24,435
Common Stocks - continued
	Shares	Value (000s)
Ireland - 1.4%
CRH PLC	381,898	$ 9,480
Kingspan Group PLC (United Kingdom)	671,700	6,492
TOTAL IRELAND		15,972
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,000	1,555
Italy - 3.8%
Assicurazioni Generali SpA	97,900	2,346
Intesa Sanpaolo SpA	1,870,295	6,211
Saipem SpA	329,875	18,728
Sorin SpA (a)	1,405,200	4,038
Tod's SpA	48,767	6,620
UniCredit SpA	1,621,394	4,174
Unione di Banche Italiane SCpA	174,755	1,566
TOTAL ITALY		43,683
Japan - 14.6%
Aozora Bank Ltd.	1,005,000	2,177
Canon, Inc.	90,500	4,261
Dai-ichi Mutual Life Insurance Co.	1,169	1,931
Denso Corp.	53,900	1,804
eAccess Ltd. (d)	2,580	1,218
Fanuc Ltd.	35,100	5,875
Fuji Media Holdings, Inc.	1,029	1,375
Japan Retail Fund Investment Corp.	1,514	2,447
Japan Tobacco, Inc.	421	1,636
JFE Holdings, Inc.	72,700	1,990
JSR Corp.	62,700	1,319
Keyence Corp.	15,900	4,201
Mazda Motor Corp.	2,788,000	6,401
Mitsubishi Corp.	242,100	6,567
Mitsubishi Electric Corp.	575,000	6,401
Mitsubishi Estate Co. Ltd.	125,000	2,187
Mitsubishi UFJ Financial Group, Inc.	1,618,300	7,766
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	371,800	1,773
Mitsui & Co. Ltd.	399,700	7,112
Mizuho Financial Group, Inc.	1,276,800	2,023
MS&AD Insurance Group Holdings, Inc.	97,800	2,290
Murata Manufacturing Co. Ltd.	44,800	3,235
Nintendo Co. Ltd.	6,400	1,514
NKSJ Holdings, Inc. (a)	276,000	1,779
Nomura Holdings, Inc.	301,900	1,542
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NSK Ltd.	405,000	$ 3,594
ORIX Corp.	66,930	6,575
Rakuten, Inc.	6,883	6,390
Shin-Etsu Chemical Co., Ltd.	68,000	3,537
SMC Corp.	33,800	6,174
SOFTBANK CORP.	377,600	15,932
Sony Corp.	37,500	1,059
Start Today Co. Ltd.	200,200	3,500
Sumitomo Corp.	335,300	4,625
Sumitomo Mitsui Financial Group, Inc.	200,000	6,212
T&D Holdings, Inc.	60,150	1,485
Tokio Marine Holdings, Inc.	101,400	2,836
Tokyo Electron Ltd.	82,800	4,793
Toshiba Corp.	861,000	4,584
Toyota Motor Corp.	232,000	9,254
Toyota Motor Corp. sponsored ADR (d)	22,800	1,817
Yahoo! Japan Corp.	6,187	2,276
TOTAL JAPAN		165,467
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	4,797	4,009
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	81,400	3,017
Netherlands - 1.8%
AEGON NV (a)	212,400	1,688
ASML Holding NV	54,400	2,272
Fugro NV (Certificaten Van Aandelen) unit	20,500	1,880
ING Groep NV:
(Certificaten Van Aandelen) (a)	398,910	5,256
sponsored ADR (a)	79,100	1,043
Koninklijke Philips Electronics NV	183,406	5,432
Koninklijke Philips Electronics NV unit	81,700	2,409
TOTAL NETHERLANDS		19,980
Norway - 1.3%
Aker Solutions ASA	294,900	7,116
DnB NOR ASA (d)	222,600	3,619
StatoilHydro ASA	31,000	908
StatoilHydro ASA sponsored ADR	96,600	2,831
TOTAL NORWAY		14,474
Common Stocks - continued
	Shares	Value (000s)
Poland - 0.3%
Eurocash SA	271,900	$ 3,329
Russia - 0.3%
Uralkali JSC GDR (Reg. S)	69,400	2,913
Singapore - 0.2%
United Overseas Bank Ltd.	122,234	1,959
South Africa - 0.2%
Impala Platinum Holdings Ltd.	58,800	1,835
Spain - 3.1%
Antena 3 Television SA (d)	181,300	1,681
Banco Bilbao Vizcaya Argentaria SA	429,083	5,497
Banco Santander SA (d)	839,631	10,723
Banco Santander SA sponsored ADR	197,500	2,449
EDP Renovaveis SA (a)	451,605	3,478
NH Hoteles SA (a)(d)	680,600	5,741
Telefonica SA	96,796	2,601
Telefonica SA sponsored ADR	94,200	2,540
TOTAL SPAIN		34,710
Sweden - 1.2%
Elekta AB (B Shares)	265,300	12,090
Swedbank AB (A Shares)	96,212	1,824
TOTAL SWEDEN		13,914
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	281,763	18,206
Credit Suisse Group	50,181	2,284
Credit Suisse Group sponsored ADR	62,600	2,848
GAM Holding Ltd.	140,277	2,765
Julius Baer Group Ltd.	77,430	3,618
Kuehne & Nagel International AG	21,350	3,410
Swiss Reinsurance Co.	39,700	2,366
The Swatch Group AG (Bearer)	44,090	21,684
Transocean Ltd. (a)	31,500	2,292
UBS AG (a)	195,078	3,903
UBS AG (NY Shares) (a)	171,677	3,434
Zurich Financial Services AG	9,636	2,707
TOTAL SWITZERLAND		69,517
Taiwan - 2.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	394,424	1,492
Common Stocks - continued
	Shares	Value (000s)
Taiwan - continued
HTC Corp.	467,400	$ 21,182
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	130,385	1,760
TOTAL TAIWAN		24,434
Turkey - 0.3%
Boyner Buyuk Magazacilik AS (a)	1,276,000	3,540
United Kingdom - 17.6%
Anglo American PLC:
ADR	109,346	2,851
(United Kingdom)	177,859	9,271
ARM Holdings PLC	135,900	1,409
Aviva PLC	334,000	2,500
Barclays PLC	1,334,884	6,346
Barclays PLC Sponsored ADR (d)	270,500	5,153
BG Group PLC	548,018	14,038
BHP Billiton PLC	414,747	17,536
BP PLC sponsored ADR	185,100	8,541
British Sky Broadcasting Group PLC	220,100	3,096
Burberry Group PLC	252,600	5,464
Dunelm Group PLC	310,300	2,366
Hays PLC	1,126,800	2,234
HSBC Holdings PLC:
(United Kingdom)	141,944	1,548
sponsored ADR (d)	402,433	21,921
InterContinental Hotel Group PLC	293,195	6,437
International Personal Finance PLC	449,100	2,757
Intertek Group PLC	111,700	3,965
Johnson Matthey PLC	140,754	4,709
Legal & General Group PLC	813,369	1,668
Lloyds Banking Group PLC (a)	4,209,699	4,180
Lloyds Banking Group PLC sponsored ADR (a)(d)	381,800	1,508
M&C Saatchi	887,505	2,068
Man Group PLC	825,945	3,445
Ocado Group PLC (a)	431,700	1,633
Prudential PLC	363,825	4,707
Rio Tinto PLC	125,232	9,138
Rio Tinto PLC sponsored ADR	95,900	7,021
Rolls-Royce Group PLC	162,800	1,745
Rolls-Royce Group PLC (C shares)	15,628,800	26
Royal Bank of Scotland Group PLC (a)	1,162,200	810
Royal Dutch Shell PLC:
Class A (United Kingdom)	92,200	3,577
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B	245,446	$ 9,549
Schroders PLC	120,900	3,833
Standard Chartered PLC (United Kingdom)	131,807	3,653
Sthree PLC	190,600	1,394
Vodafone Group PLC	2,742,369	7,928
Vodafone Group PLC sponsored ADR	143,200	4,170
Xstrata PLC	237,400	6,034
TOTAL UNITED KINGDOM		200,229
United States of America - 1.8%
Apple, Inc. (a)	16,200	5,641
Deckers Outdoor Corp. (a)	114,200	9,691
Google, Inc. Class A (a)	8,600	4,679
TOTAL UNITED STATES OF AMERICA		20,011
TOTAL COMMON STOCKS (Cost $863,905)		1,104,934
Nonconvertible Preferred Stocks - 2.7%

Germany - 2.7%
Hugo Boss AG (non-vtg.)	80,600	7,999
Volkswagen AG (d)	116,300	22,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,590)		30,910
Money Market Funds - 10.7%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $121,397)	121,396,754	121,397
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $1,001,892)		1,257,241
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(120,290)
NET ASSETS - 100%		$ 1,136,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	228
Total	$ 234
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 200,229	$ 129,550	$ 70,679	$ -
Japan	165,467	3,590	161,877	-
Germany	155,584	155,584	-	-
France	133,034	129,483	3,551	-
Switzerland	69,517	63,330	6,187	-
Cayman Islands	54,870	54,870	-	-
Italy	43,683	43,683	-	-
Spain	34,710	26,612	8,098	-
Denmark	33,553	31,038	2,515	-
Other	245,197	195,477	49,720	-
Money Market Funds	121,397	121,397	-	-
Total Investments in Securities:	$ 1,257,241	$ 954,614	$ 302,627	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $241,539,000 of which $14,313,000 and $227,226,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,829) - See accompanying schedule: Unaffiliated issuers (cost $880,495)	$ 1,135,844
Fidelity Central Funds (cost $121,397)	121,397
Total Investments (cost $1,001,892)		$ 1,257,241
Foreign currency held at value (cost $191)		191
Receivable for investments sold		3,252
Receivable for fund shares sold		301
Dividends receivable		4,871
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		1
Other receivables		152
Total assets		1,266,125

Liabilities
Payable to custodian bank	$ 2,192
Payable for investments purchased	1,750
Payable for fund shares redeemed	2,592
Accrued management fee	712
Distribution and service plan fees payable	201
Other affiliated payables	248
Other payables and accrued expenses	82
Collateral on securities loaned, at value	121,397
Total liabilities		129,174

Net Assets		$ 1,136,951
Net Assets consist of:
Paid in capital		$ 1,065,667
Undistributed net investment income		2,243
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,460)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		255,501
Net Assets		$ 1,136,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,654 ÷ 3,978 shares)	$ 20.02

Maximum offering price per share (100/94.25 of $20.02)	$ 21.24
Class T: Net Asset Value and redemption price per share ($400,075 ÷ 19,509 shares)	$ 20.51

Maximum offering price per share (100/96.50 of $20.51)	$ 21.25
Class B: Net Asset Value and offering price per share ($6,098 ÷ 314 shares)A	$ 19.42

Class C: Net Asset Value and offering price per share ($24,624 ÷ 1,252 shares)A	$ 19.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($626,500 ÷ 30,719 shares)	$ 20.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 9,543
Income from Fidelity Central Funds		234
Income before foreign taxes withheld		9,777
Less foreign taxes withheld		(633)
Total income		9,144

Expenses
Management fee Basic fee	$ 4,018
Performance adjustment	148
Transfer agent fees	1,242
Distribution and service plan fees	1,188
Accounting and security lending fees	265
Custodian fees and expenses	108
Independent trustees' compensation	3
Registration fees	50
Audit	45
Legal	2
Interest	1
Miscellaneous	6
Total expenses before reductions	7,076
Expense reductions	(168)	6,908
Net investment income (loss)		2,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,789
Foreign currency transactions	(25)
Total net realized gain (loss)		73,764
Change in net unrealized appreciation (depreciation) on: Investment securities	77,294
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		77,339
Net gain (loss)		151,103
Net increase (decrease) in net assets resulting from operations		$ 153,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,236	$ 14,198
Net realized gain (loss)	73,764	73,737
Change in net unrealized appreciation (depreciation)	77,339	72,077
Net increase (decrease) in net assets resulting from operations	153,339	160,012
Distributions to shareholders from net investment income	(12,982)	(17,905)
Distributions to shareholders from net realized gain	(2,756)	(2,268)
Total distributions	(15,738)	(20,173)
Share transactions - net increase (decrease)	(148,277)	(188,997)
Redemption fees	9	22
Total increase (decrease) in net assets	(10,667)	(49,136)

Net Assets
Beginning of period	1,147,618	1,196,754
End of period (including undistributed net investment income of $2,243 and undistributed net investment income of $12,989, respectively)	$ 1,136,951	$ 1,147,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36
Income from Investment Operations
Net investment income (loss) E	.02	.17	.24	.38	.31	.27
Net realized and unrealized gain (loss)	2.49	2.16	2.12	(11.56)	6.16	3.53
Total from investment operations	2.51	2.33	2.36	(11.18)	6.47	3.80
Distributions from net investment income	(.21)	(.21)	(.24)	(.33)	(.23)	(.19)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.26)	(.24)	(.24)	(2.11)	(1.29)	(.49)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.02	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67
Total Return B,C,D	14.25%	14.99%	17.97%	(45.08)%	31.44%	21.12%
Ratios to Average Net Assets F,H
Expenses before reductions	1.37% A	1.36%	1.36%	1.35%	1.17%	1.24%
Expenses net of fee waivers, if any	1.36% A	1.36%	1.36%	1.35%	1.17%	1.24%
Expenses net of all reductions	1.34% A	1.33%	1.33%	1.32%	1.13%	1.17%
Net investment income (loss)	.27% A	1.04%	1.79%	1.83%	1.34%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 70	$ 72	$ 73	$ 147	$ 113
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.01	.14	.22	.36	.28	.24
Net realized and unrealized gain (loss)	2.54	2.23	2.17	(11.82)	6.27	3.59
Total from investment operations	2.55	2.37	2.39	(11.46)	6.55	3.83
Distributions from net investment income	(.17)	(.19)	(.20)	(.27)	(.19)	(.12)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.22)	(.22)	(.20)	(2.05)	(1.25)	(.42)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.51	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05
Total Return B,C,D	14.15%	14.88%	17.70%	(45.18)%	31.24%	20.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.53%	1.57%	1.51%	1.33%	1.39%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.57%	1.51%	1.33%	1.39%
Expenses net of all reductions	1.51% A	1.50%	1.54%	1.48%	1.30%	1.33%
Net investment income (loss)	.10% A	.86%	1.58%	1.67%	1.17%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 400	$ 371	$ 367	$ 345	$ 710	$ 602
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.04)	.04	.13	.22	.12	.10
Net realized and unrealized gain (loss)	2.40	2.10	2.08	(11.14)	5.94	3.40
Total from investment operations	2.36	2.14	2.21	(10.92)	6.06	3.50
Distributions from net investment income	(.08)	(.09)	(.07)	(.07)	(.02)	(.02)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.12) J	(.12)	(.07)	(1.85)	(1.08)	(.32)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.42	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81
Total Return B,C,D	13.84%	14.15%	17.09%	(45.50)%	30.45%	20.12%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.11%	2.12%	2.10%	1.94%	2.05%
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.10%	1.94%	2.05%
Expenses net of all reductions	2.09% A	2.09%	2.08%	2.08%	1.91%	1.99%
Net investment income (loss)	(.48)% A	.28%	1.04%	1.07%	.56%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 27	$ 37
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.14	.22	.14	.11
Net realized and unrealized gain (loss)	2.44	2.12	2.09	(11.31)	6.02	3.47
Total from investment operations	2.40	2.17	2.23	(11.09)	6.16	3.58
Distributions from net investment income	(.07)	(.11)	(.09)	(.13)	(.07)	(.04)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.12)	(.14)	(.09)	(1.91)	(1.13)	(.34)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.67	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19
Total Return B,C,D	13.84%	14.17%	17.06%	(45.50)%	30.48%	20.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.10%	2.11%	2.09%	1.91%	1.98%
Expenses net of fee waivers, if any	2.11% A	2.10%	2.11%	2.09%	1.91%	1.98%
Expenses net of all reductions	2.09% A	2.08%	2.08%	2.07%	1.87%	1.92%
Net investment income (loss)	(.48)% A	.29%	1.05%	1.08%	.60%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 22	$ 23	$ 22	$ 46	$ 41
Portfolio turnover rate G	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64
Income from Investment Operations
Net investment income (loss) D	.06	.22	.29	.45	.40	.35
Net realized and unrealized gain (loss)	2.52	2.23	2.14	(11.78)	6.26	3.58
Total from investment operations	2.58	2.45	2.43	(11.33)	6.66	3.93
Distributions from net investment income	(.24)	(.27)	(.31)	(.41)	(.31)	(.21)
Distributions from net realized gain	(.05)	(.03)	-	(1.78)	(1.06)	(.30)
Total distributions	(.29)	(.30)	(.31)	(2.19)	(1.37)	(.51)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.39	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06
Total Return B,C	14.41%	15.49%	18.32%	(44.92)%	31.88%	21.55%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	1.01%	1.06%	1.01%	.84%	.87%
Expenses net of fee waivers, if any	1.01% A	1.01%	1.06%	1.01%	.84%	.87%
Expenses net of all reductions	.99% A	.98%	1.02%	.98%	.81%	.81%
Net investment income (loss)	.62% A	1.39%	2.10%	2.17%	1.66%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 627	$ 678	$ 727	$ 551	$ 609	$ 354
Portfolio turnover rate F	37% A	53%	83%	79%	66%	65%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 298,900
Gross unrealized depreciation	(58,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ 240,559

Tax cost	$ 1,016,682

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,827 and $365,019, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 91	$ 2
Class T	.25%	.25%	950	19
Class B	.75%	.25%	32	25
Class C	.75%	.25%	115	7
			$ 1,188	$ 53

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	4
Class C*	-**
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 110.30
Class T	420.22
Class B	10.30
Class C	35.30
Institutional Class	667.20
	$ 1,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,560.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $228. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $77.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $91 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 829	$ 950
Class T	3,501	4,334
Class B	30	45
Class C	89	160
Institutional Class	8,533	12,416
Total	$ 12,982	$ 17,905
From net realized gain
Class A	$ 178	$ 134
Class T	911	684
Class B	17	15
Class C	57	44
Institutional Class	1,593	1,391
Total	$ 2,756	$ 2,268

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	406	475	$ 7,539	$ 7,655
Reinvestment of distributions	51	61	919	1,012
Shares redeemed	(420)	(1,167)	(7,754)	(18,467)
Net increase (decrease)	37	(631)	$ 704	$ (9,800)
Class T
Shares sold	1,846	4,009	$ 34,978	$ 65,721
Reinvestment of distributions	232	288	4,288	4,889
Shares redeemed	(2,969)	(6,821)	(56,201)	(111,516)
Net increase (decrease)	(891)	(2,524)	$ (16,935)	$ (40,906)
Class B
Shares sold	8	48	$ 145	$ 740
Reinvestment of distributions	2	3	41	54
Shares redeemed	(93)	(174)	(1,670)	(2,691)
Net increase (decrease)	(83)	(123)	$ (1,484)	$ (1,897)
Class C
Shares sold	99	120	$ 1,801	$ 1,913
Reinvestment of distributions	7	11	125	176
Shares redeemed	(141)	(337)	(2,549)	(5,265)
Net increase (decrease)	(35)	(206)	$ (623)	$ (3,176)
Institutional Class
Shares sold	1,911	12,645	$ 35,514	$ 202,633
Reinvestment of distributions	544	818	9,988	13,738
Shares redeemed	(9,181)	(21,576)	(175,441)	(349,589)
Net increase (decrease)	(6,726)	(8,113)	$ (129,939)	$ (133,218)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OSI-USAN-0611
1.784904.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Value Leaders
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,178.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.44%
Actual		$ 1,000.00	$ 1,177.10	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.95%
Actual		$ 1,000.00	$ 1,174.40	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	1.95%
Actual		$ 1,000.00	$ 1,173.70	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,180.00	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.8	3.6
Grupo Modelo SAB de CV Series C	3.8	0.3
Garmin Ltd.	3.4	0.0
General Electric Co.	3.4	1.3
Citigroup, Inc.	3.3	2.2
Goldman Sachs Group, Inc.	3.1	0.0
Alcatel-Lucent SA sponsored ADR	3.0	0.0
Chevron Corp.	3.0	3.4
Sprint Nextel Corp.	2.9	0.7
Merck & Co., Inc.	2.8	3.0
	33.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	28.0
Health Care	15.7	15.2
Energy	11.7	14.9
Information Technology	11.3	7.8
Consumer Staples	9.3	6.0
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 98.7%		Stocks 100.3%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets† (0.3)%
* Foreign investments	24.8%	** Foreign investments	9.7%

† Short-Term Investments and Net Other Assets are not included in pie chart.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.9%
Ford Motor Co. (a)	16,400	$ 253,708
Honda Motor Co. Ltd.	3,500	134,538
		388,246
Household Durables - 3.5%
D.R. Horton, Inc.	2,000	24,880
Garmin Ltd. (d)	42,641	1,459,601
		1,484,481
Media - 4.0%
Comcast Corp. Class A (special) (non-vtg.)	16,537	405,983
Time Warner, Inc.	10,464	396,167
Washington Post Co. Class B (d)	2,119	923,672
		1,725,822
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	18,400	286,304
TOTAL CONSUMER DISCRETIONARY		3,884,853
CONSUMER STAPLES - 9.3%
Beverages - 3.8%
Grupo Modelo SAB de CV Series C	259,500	1,622,734
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	14,756	534,757
Kroger Co.	8,906	216,505
Safeway, Inc.	10,839	263,496
		1,014,758
Food Products - 1.8%
Dean Foods Co. (a)	21,083	235,919
Kraft Foods, Inc. Class A	16,005	537,448
		773,367
Household Products - 0.4%
Procter & Gamble Co.	2,583	167,637
Tobacco - 1.0%
Lorillard, Inc.	3,937	419,291
TOTAL CONSUMER STAPLES		3,997,787
ENERGY - 11.7%
Energy Equipment & Services - 0.6%
Transocean Ltd. (a)	3,300	240,075
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	6,192	$ 488,796
Apache Corp.	1,800	240,066
BP PLC sponsored ADR	19,000	876,660
Chevron Corp.	11,600	1,269,504
ConocoPhillips	5,400	426,222
Marathon Oil Corp.	9,633	520,567
Occidental Petroleum Corp.	4,084	466,760
Suncor Energy, Inc.	9,900	456,336
		4,744,911
TOTAL ENERGY		4,984,986
FINANCIALS - 24.3%
Capital Markets - 6.1%
Bank of New York Mellon Corp.	13,500	390,960
Goldman Sachs Group, Inc.	8,867	1,339,006
Invesco Ltd.	4,600	114,402
Morgan Stanley	9,400	245,810
Northern Trust Corp.	5,600	279,944
State Street Corp.	5,500	256,025
		2,626,147
Commercial Banks - 4.2%
Aozora Bank Ltd.	134,000	290,226
PNC Financial Services Group, Inc.	1,077	67,140
Sumitomo Mitsui Financial Group, Inc.	14,900	462,765
Wells Fargo & Co.	34,026	990,497
		1,810,628
Consumer Finance - 0.9%
Discover Financial Services	15,900	394,956
Diversified Financial Services - 7.2%
Bank of America Corp.	46,420	570,038
Citigroup, Inc. (a)	308,950	1,418,081
JPMorgan Chase & Co.	23,740	1,083,256
		3,071,375
Insurance - 5.5%
Berkshire Hathaway, Inc. Class B (a)	4,240	353,192
First American Financial Corp.	23,158	361,265
Lincoln National Corp.	10,700	334,161
MetLife, Inc.	16,800	786,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	2,397	$ 168,461
XL Group PLC Class A	13,288	324,493
		2,327,644
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	26,100	154,773
TOTAL FINANCIALS		10,385,523
HEALTH CARE - 15.7%
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	14,320	556,189
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	20,100	150,549
CareFusion Corp. (a)	10,400	305,448
		455,997
Health Care Providers & Services - 1.0%
Omnicare, Inc.	13,241	416,032
Pharmaceuticals - 12.3%
Eli Lilly & Co.	27,825	1,029,803
Johnson & Johnson	13,528	889,060
Merck & Co., Inc.	33,200	1,193,540
Pfizer, Inc.	98,251	2,059,339
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,000	91,460
		5,263,202
TOTAL HEALTH CARE		6,691,420
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Textron, Inc.	8,760	228,636
United Technologies Corp.	4,600	412,068
		640,704
Building Products - 0.5%
Armstrong World Industries, Inc.	4,822	215,785
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	6,900	342,309
Electrical Equipment - 1.0%
Alstom SA	6,501	432,307
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
General Electric Co.	71,180	$ 1,455,631
Machinery - 0.8%
Navistar International Corp. (a)	4,780	332,306
TOTAL INDUSTRIALS		3,419,042
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 4.9%
Alcatel-Lucent SA sponsored ADR (a)(d)	198,467	1,297,974
Comverse Technology, Inc. (a)	103,700	790,194
		2,088,168
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	8,838	356,790
Seagate Technology	53,069	935,076
		1,291,866
Electronic Equipment & Components - 0.5%
Corning, Inc.	10,682	223,681
Office Electronics - 1.1%
Xerox Corp.	46,300	467,167
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. (a)	6,811	61,980
Software - 1.6%
Microsoft Corp.	26,277	683,728
TOTAL INFORMATION TECHNOLOGY		4,816,590
MATERIALS - 3.4%
Chemicals - 2.4%
Clariant AG (Reg.) (a)	42,257	876,742
Dow Chemical Co.	3,572	146,416
		1,023,158
Metals & Mining - 1.0%
Goldcorp, Inc.	7,700	430,454
TOTAL MATERIALS		1,453,612
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	2,891	$ 89,968
Verizon Communications, Inc.	3,918	148,022
		237,990
Wireless Telecommunication Services - 3.7%
Sprint Nextel Corp. (a)	235,616	1,220,491
Vodafone Group PLC sponsored ADR	12,512	364,349
		1,584,840
TOTAL TELECOMMUNICATION SERVICES		1,822,830
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	6,917	391,295
PPL Corp.	10,906	299,152
		690,447
TOTAL COMMON STOCKS (Cost $39,736,831)		42,147,090
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.13% (b)	613,583	613,583
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,704,274	3,704,274
TOTAL MONEY MARKET FUNDS (Cost $4,317,857)		4,317,857
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $44,054,688)		46,464,947
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(3,765,311)
NET ASSETS - 100%		$ 42,699,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514
Fidelity Securities Lending Cash Central Fund	20,103
Total	$ 20,617
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,884,853	$ 3,750,315	$ 134,538	$ -
Consumer Staples	3,997,787	3,997,787	-	-
Energy	4,984,986	4,984,986	-	-
Financials	10,385,523	9,632,532	752,991	-
Health Care	6,691,420	6,691,420	-	-
Industrials	3,419,042	3,419,042	-	-
Information Technology	4,816,590	4,816,590	-	-
Materials	1,453,612	1,453,612	-	-
Telecommunication Services	1,822,830	1,822,830	-	-
Utilities	690,447	690,447	-	-
Money Market Funds	4,317,857	4,317,857	-	-
Total Investments in Securities:	$ 46,464,947	$ 45,577,418	$ 887,529	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.2%
Switzerland	6.1%
France	4.0%
Mexico	3.8%
Ireland	3.0%
United Kingdom	2.8%
Japan	2.1%
Canada	2.1%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $34,021,859 of which $19,202,191 and $14,819,668 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,606,123) - See accompanying schedule: Unaffiliated issuers (cost $39,736,831)	$ 42,147,090
Fidelity Central Funds (cost $4,317,857)	4,317,857
Total Investments (cost $44,054,688)		$ 46,464,947
Receivable for investments sold		466,623
Receivable for fund shares sold		25,132
Dividends receivable		46,178
Distributions receivable from Fidelity Central Funds		3,819
Prepaid expenses		55
Other receivables		2,538
Total assets		47,009,292

Liabilities
Payable for investments purchased	$ 427,906
Payable for fund shares redeemed	82,385
Accrued management fee	9,317
Distribution and service plan fees payable	14,810
Other affiliated payables	12,167
Other payables and accrued expenses	58,797
Collateral on securities loaned, at value	3,704,274
Total liabilities		4,309,656

Net Assets		$ 42,699,636
Net Assets consist of:
Paid in capital		$ 74,168,413
Undistributed net investment income		55,223
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,903,413)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,379,413
Net Assets		$ 42,699,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,060,292 ÷ 2,042,039 shares)	$ 11.78

Maximum offering price per share (100/94.25 of $11.78)	$ 12.50
Class T: Net Asset Value and redemption price per share ($11,450,257 ÷ 970,299 shares)	$ 11.80

Maximum offering price per share (100/96.50 of $11.80)	$ 12.23
Class B: Net Asset Value and offering price per share ($1,531,626 ÷ 131,043 shares)A	$ 11.69

Class C: Net Asset Value and offering price per share ($4,744,121 ÷ 409,528 shares)A	$ 11.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($913,340 ÷ 77,022 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 415,357
Income from Fidelity Central Funds		20,617
Total income		435,974

Expenses
Management fee Basic fee	$ 120,648
Performance adjustment	(66,303)
Transfer agent fees	64,753
Distribution and service plan fees	89,904
Accounting and security lending fees	8,599
Custodian fees and expenses	22,879
Independent trustees' compensation	113
Registration fees	27,392
Audit	27,400
Legal	84
Miscellaneous	265
Total expenses before reductions	295,734
Expense reductions	(3,456)	292,278
Net investment income (loss)		143,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,765,928
Foreign currency transactions	(5,771)
Total net realized gain (loss)		1,760,157
Change in net unrealized appreciation (depreciation) on: Investment securities	5,168,658
Assets and liabilities in foreign currencies	(55)
Total change in net unrealized appreciation (depreciation)		5,168,603
Net gain (loss)		6,928,760
Net increase (decrease) in net assets resulting from operations		$ 7,072,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,696	$ 331,551
Net realized gain (loss)	1,760,157	3,334,586
Change in net unrealized appreciation (depreciation)	5,168,603	1,707,613
Net increase (decrease) in net assets resulting from operations	7,072,456	5,373,750
Distributions to shareholders from net investment income	(358,603)	(478,174)
Distributions to shareholders from net realized gain	(41,497)	(30,375)
Total distributions	(400,100)	(508,549)
Share transactions - net increase (decrease)	(8,724,045)	(17,770,134)
Total increase (decrease) in net assets	(2,051,689)	(12,904,933)

Net Assets
Beginning of period	44,751,325	57,656,258
End of period (including undistributed net investment income of $55,223 and undistributed net investment income of $270,130, respectively)	$ 42,699,636	$ 44,751,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22
Income from Investment Operations
Net investment income (loss)E	.04	.07H	.09	.16	.13	.08
Net realized and unrealized gain (loss)	1.74	.85	.75	(7.09)	1.99	2.15
Total from investment operations	1.78	.92	.84	(6.93)	2.12	2.23
Distributions from net investment income	(.11)	(.09)	(.17)	(.12)	(.09)	(.04)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.12)	(.10)	(.17)	(.84)J	(.80)	(.37)
Net asset value, end of period	$ 11.78	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08
Total ReturnB,C,D	17.80%	9.91%	10.13%	(44.43)%	14.64%	17.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.20%A	1.22%	1.25%	1.26%	1.28%	1.41%
Expenses net of fee waivers, if any	1.20%A	1.22%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.19%A	1.21%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.82%A	.75%H	1.10%	1.21%	.85%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,060	$ 25,431	$ 28,585	$ 34,864	$ 67,434	$ 15,398
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14
Income from Investment Operations
Net investment income (loss)E	.03	.05H	.07	.13	.09	.04
Net realized and unrealized gain (loss)	1.75	.84	.75	(7.06)	1.97	2.15
Total from investment operations	1.78	.89	.82	(6.93)	2.06	2.19
Distributions from net investment income	(.05)	(.07)	(.13)	(.07)	(.04)	(.01)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.06)	(.08)	(.13)	(.79)J	(.75)	(.34)
Net asset value, end of period	$ 11.80	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99
Total ReturnB,C,D	17.71%	9.62%	9.90%	(44.57)%	14.31%	16.93%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.44%A	1.45%	1.50%	1.49%	1.53%	1.65%
Expenses net of fee waivers, if any	1.44%A	1.45%	1.50%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.43%A	1.45%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	.58%A	.52%H	.85%	.97%	.60%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,450	$ 12,735	$ 20,652	$ 22,720	$ 50,998	$ 30,607
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99
Income from Investment Operations
Net investment income (loss)E	-J	-H,J	.03	.06	.01	(.03)
Net realized and unrealized gain (loss)	1.74	.84	.74	(6.96)	1.95	2.13
Total from investment operations	1.74	.84	.77	(6.90)	1.96	2.10
Distributions from net investment income	(.03)	(.02)	(.06)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.70)	(.70)	(.28)
Total distributions	(.04)	(.03)	(.06)	(.70)K	(.70)	(.28)
Net asset value, end of period	$ 11.69	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81
Total ReturnB,C,D	17.44%	9.11%	9.19%	(44.80)%	13.74%	16.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	1.97%	2.00%	2.03%	2.10%	2.23%
Expenses net of fee waivers, if any	1.95%A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.94%A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.07%A	(.01)%H	.35%	.45%	.10%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,532	$ 1,605	$ 1,989	$ 2,615	$ 6,734	$ 5,734
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99
Income from Investment Operations
Net investment income (loss)E	-J	-H,J	.03	.06	.02	(.03)
Net realized and unrealized gain (loss)	1.72	.83	.73	(6.95)	1.93	2.13
Total from investment operations	1.72	.83	.76	(6.89)	1.95	2.10
Distributions from net investment income	(.05)	(.02)	(.09)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.71)	(.71)	(.29)
Total distributions	(.06)	(.02)M	(.09)	(.71)K	(.71)	(.29)
Net asset value, end of period	$ 11.58	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80
Total ReturnB,C,D	17.37%	9.12%	9.28%	(44.84)%	13.69%	16.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	1.97%	2.01%	2.03%	2.09%	2.22%
Expenses net of fee waivers, if any	1.95%A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.94%A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.07%A	-%H,L	.35%	.45%	.10%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,744	$ 4,139	$ 4,088	$ 5,358	$ 9,718	$ 7,004
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

L Amount represents less than .01%

M Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28
Income from Investment Operations
Net investment income (loss)D	.07	.10G	.11	.20	.17	.11
Net realized and unrealized gain (loss)	1.74	.86	.74	(7.13)	1.99	2.18
Total from investment operations	1.81	.96	.85	(6.93)	2.16	2.29
Distributions from net investment income	(.13)	(.11)	(.20)	(.15)	(.11)	(.07)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.14)	(.12)	(.20)	(.88)I	(.82)	(.40)
Net asset value, end of period	$ 11.86	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17
Total ReturnB,C	18.00%	10.28%	10.26%	(44.24)%	14.89%	17.58%
Ratios to Average Net AssetsE,H
Expenses before reductions	.83%A	.98%	1.00%	.98%	1.00%	1.04%
Expenses net of fee waivers, if any	.83%A	.98%	1.00%	.98%	1.00%	1.00%
Expenses net of all reductions	.82%A	.97%	1.00%	.97%	.99%	.99%
Net investment income (loss)	1.19%A	.99%G	1.35%	1.48%	1.10%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 913	$ 841	$ 2,341	$ 2,021	$ 6,833	$ 2,201
Portfolio turnover rateF	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,563,203
Gross unrealized depreciation	(2,910,176)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,653,027

Tax cost	$ 44,811,920

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,123,098 and $52,708,451, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 31,368	$ 312
Class T	.25%	.25%	28,410	496
Class B	.75%	.25%	7,799	5,872
Class C	.75%	.25%	22,327	2,828
			$ 89,904	$ 9,508

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,446
Class T	719
Class B*	1,558
Class C*	161
3,884

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 38,193.30
Class T	16,666.29
Class B	2,348.30
Class C	6,756.30
Institutional Class	790.18
	$ 64,753

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,510 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,103. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,456 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 274,577	$ 284,681
Class T	50,441	160,619
Class B	4,151	4,372
Class C	18,471	6,593
Institutional Class	10,963	21,909
Total	$ 358,603	$ 478,174
From net realized gain
Class A	$ 24,299	$ 15,305
Class T	10,732	10,853
Class B	1,537	1,041
Class C	4,105	2,198
Institutional Class	824	978
Total	$ 41,497	$ 30,375

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	204,027	402,871	$ 2,238,580	$ 4,034,369
Reinvestment of distributions	28,074	29,667	288,043	290,443
Shares redeemed	(702,785)	(994,975)	(7,727,622)	(9,899,783)
Net increase (decrease)	(470,684)	(562,437)	$ (5,200,999)	$ (5,574,971)
Class T
Shares sold	77,829	129,419	$ 842,578	$ 1,299,211
Reinvestment of distributions	5,816	17,388	59,851	169,877
Shares redeemed	(376,227)	(1,112,927)	(3,963,112)	(11,167,229)
Net increase (decrease)	(292,582)	(966,120)	$ (3,060,683)	$ (9,698,141)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	57	21,226	$ 593	$ 215,795
Reinvestment of distributions	507	524	5,175	5,094
Shares redeemed	(30,105)	(77,825)	(324,247)	(763,138)
Net increase (decrease)	(29,541)	(56,075)	$ (318,479)	$ (542,249)
Class C
Shares sold	48,503	78,869	$ 514,306	$ 774,653
Reinvestment of distributions	2,055	834	20,799	8,059
Shares redeemed	(58,149)	(111,299)	(618,182)	(1,100,227)
Net increase (decrease)	(7,591)	(31,596)	$ (83,077)	$ (317,515)
Institutional Class
Shares sold	5,776	25,211	$ 63,632	$ 254,312
Reinvestment of distributions	1,083	2,223	11,162	21,848
Shares redeemed	(12,391)	(195,256)	(135,601)	(1,913,418)
Net increase (decrease)	(5,532)	(167,822)	$ (60,807)	$ (1,637,258)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0611
1.800655.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Value Leaders
Fund - Institutional Class

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,178.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.44%
Actual		$ 1,000.00	$ 1,177.10	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.95%
Actual		$ 1,000.00	$ 1,174.40	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	1.95%
Actual		$ 1,000.00	$ 1,173.70	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,180.00	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.8	3.6
Grupo Modelo SAB de CV Series C	3.8	0.3
Garmin Ltd.	3.4	0.0
General Electric Co.	3.4	1.3
Citigroup, Inc.	3.3	2.2
Goldman Sachs Group, Inc.	3.1	0.0
Alcatel-Lucent SA sponsored ADR	3.0	0.0
Chevron Corp.	3.0	3.4
Sprint Nextel Corp.	2.9	0.7
Merck & Co., Inc.	2.8	3.0
	33.5
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	28.0
Health Care	15.7	15.2
Energy	11.7	14.9
Information Technology	11.3	7.8
Consumer Staples	9.3	6.0
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 98.7%		Stocks 100.3%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets† (0.3)%
* Foreign investments	24.8%	** Foreign investments	9.7%

† Short-Term Investments and Net Other Assets are not included in pie chart.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.9%
Ford Motor Co. (a)	16,400	$ 253,708
Honda Motor Co. Ltd.	3,500	134,538
		388,246
Household Durables - 3.5%
D.R. Horton, Inc.	2,000	24,880
Garmin Ltd. (d)	42,641	1,459,601
		1,484,481
Media - 4.0%
Comcast Corp. Class A (special) (non-vtg.)	16,537	405,983
Time Warner, Inc.	10,464	396,167
Washington Post Co. Class B (d)	2,119	923,672
		1,725,822
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	18,400	286,304
TOTAL CONSUMER DISCRETIONARY		3,884,853
CONSUMER STAPLES - 9.3%
Beverages - 3.8%
Grupo Modelo SAB de CV Series C	259,500	1,622,734
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	14,756	534,757
Kroger Co.	8,906	216,505
Safeway, Inc.	10,839	263,496
		1,014,758
Food Products - 1.8%
Dean Foods Co. (a)	21,083	235,919
Kraft Foods, Inc. Class A	16,005	537,448
		773,367
Household Products - 0.4%
Procter & Gamble Co.	2,583	167,637
Tobacco - 1.0%
Lorillard, Inc.	3,937	419,291
TOTAL CONSUMER STAPLES		3,997,787
ENERGY - 11.7%
Energy Equipment & Services - 0.6%
Transocean Ltd. (a)	3,300	240,075
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	6,192	$ 488,796
Apache Corp.	1,800	240,066
BP PLC sponsored ADR	19,000	876,660
Chevron Corp.	11,600	1,269,504
ConocoPhillips	5,400	426,222
Marathon Oil Corp.	9,633	520,567
Occidental Petroleum Corp.	4,084	466,760
Suncor Energy, Inc.	9,900	456,336
		4,744,911
TOTAL ENERGY		4,984,986
FINANCIALS - 24.3%
Capital Markets - 6.1%
Bank of New York Mellon Corp.	13,500	390,960
Goldman Sachs Group, Inc.	8,867	1,339,006
Invesco Ltd.	4,600	114,402
Morgan Stanley	9,400	245,810
Northern Trust Corp.	5,600	279,944
State Street Corp.	5,500	256,025
		2,626,147
Commercial Banks - 4.2%
Aozora Bank Ltd.	134,000	290,226
PNC Financial Services Group, Inc.	1,077	67,140
Sumitomo Mitsui Financial Group, Inc.	14,900	462,765
Wells Fargo & Co.	34,026	990,497
		1,810,628
Consumer Finance - 0.9%
Discover Financial Services	15,900	394,956
Diversified Financial Services - 7.2%
Bank of America Corp.	46,420	570,038
Citigroup, Inc. (a)	308,950	1,418,081
JPMorgan Chase & Co.	23,740	1,083,256
		3,071,375
Insurance - 5.5%
Berkshire Hathaway, Inc. Class B (a)	4,240	353,192
First American Financial Corp.	23,158	361,265
Lincoln National Corp.	10,700	334,161
MetLife, Inc.	16,800	786,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	2,397	$ 168,461
XL Group PLC Class A	13,288	324,493
		2,327,644
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	26,100	154,773
TOTAL FINANCIALS		10,385,523
HEALTH CARE - 15.7%
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	14,320	556,189
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	20,100	150,549
CareFusion Corp. (a)	10,400	305,448
		455,997
Health Care Providers & Services - 1.0%
Omnicare, Inc.	13,241	416,032
Pharmaceuticals - 12.3%
Eli Lilly & Co.	27,825	1,029,803
Johnson & Johnson	13,528	889,060
Merck & Co., Inc.	33,200	1,193,540
Pfizer, Inc.	98,251	2,059,339
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,000	91,460
		5,263,202
TOTAL HEALTH CARE		6,691,420
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Textron, Inc.	8,760	228,636
United Technologies Corp.	4,600	412,068
		640,704
Building Products - 0.5%
Armstrong World Industries, Inc.	4,822	215,785
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	6,900	342,309
Electrical Equipment - 1.0%
Alstom SA	6,501	432,307
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
General Electric Co.	71,180	$ 1,455,631
Machinery - 0.8%
Navistar International Corp. (a)	4,780	332,306
TOTAL INDUSTRIALS		3,419,042
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 4.9%
Alcatel-Lucent SA sponsored ADR (a)(d)	198,467	1,297,974
Comverse Technology, Inc. (a)	103,700	790,194
		2,088,168
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	8,838	356,790
Seagate Technology	53,069	935,076
		1,291,866
Electronic Equipment & Components - 0.5%
Corning, Inc.	10,682	223,681
Office Electronics - 1.1%
Xerox Corp.	46,300	467,167
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. (a)	6,811	61,980
Software - 1.6%
Microsoft Corp.	26,277	683,728
TOTAL INFORMATION TECHNOLOGY		4,816,590
MATERIALS - 3.4%
Chemicals - 2.4%
Clariant AG (Reg.) (a)	42,257	876,742
Dow Chemical Co.	3,572	146,416
		1,023,158
Metals & Mining - 1.0%
Goldcorp, Inc.	7,700	430,454
TOTAL MATERIALS		1,453,612
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	2,891	$ 89,968
Verizon Communications, Inc.	3,918	148,022
		237,990
Wireless Telecommunication Services - 3.7%
Sprint Nextel Corp. (a)	235,616	1,220,491
Vodafone Group PLC sponsored ADR	12,512	364,349
		1,584,840
TOTAL TELECOMMUNICATION SERVICES		1,822,830
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	6,917	391,295
PPL Corp.	10,906	299,152
		690,447
TOTAL COMMON STOCKS (Cost $39,736,831)		42,147,090
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.13% (b)	613,583	613,583
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,704,274	3,704,274
TOTAL MONEY MARKET FUNDS (Cost $4,317,857)		4,317,857
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $44,054,688)		46,464,947
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(3,765,311)
NET ASSETS - 100%		$ 42,699,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514
Fidelity Securities Lending Cash Central Fund	20,103
Total	$ 20,617
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,884,853	$ 3,750,315	$ 134,538	$ -
Consumer Staples	3,997,787	3,997,787	-	-
Energy	4,984,986	4,984,986	-	-
Financials	10,385,523	9,632,532	752,991	-
Health Care	6,691,420	6,691,420	-	-
Industrials	3,419,042	3,419,042	-	-
Information Technology	4,816,590	4,816,590	-	-
Materials	1,453,612	1,453,612	-	-
Telecommunication Services	1,822,830	1,822,830	-	-
Utilities	690,447	690,447	-	-
Money Market Funds	4,317,857	4,317,857	-	-
Total Investments in Securities:	$ 46,464,947	$ 45,577,418	$ 887,529	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.2%
Switzerland	6.1%
France	4.0%
Mexico	3.8%
Ireland	3.0%
United Kingdom	2.8%
Japan	2.1%
Canada	2.1%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $34,021,859 of which $19,202,191 and $14,819,668 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,606,123) - See accompanying schedule: Unaffiliated issuers (cost $39,736,831)	$ 42,147,090
Fidelity Central Funds (cost $4,317,857)	4,317,857
Total Investments (cost $44,054,688)		$ 46,464,947
Receivable for investments sold		466,623
Receivable for fund shares sold		25,132
Dividends receivable		46,178
Distributions receivable from Fidelity Central Funds		3,819
Prepaid expenses		55
Other receivables		2,538
Total assets		47,009,292

Liabilities
Payable for investments purchased	$ 427,906
Payable for fund shares redeemed	82,385
Accrued management fee	9,317
Distribution and service plan fees payable	14,810
Other affiliated payables	12,167
Other payables and accrued expenses	58,797
Collateral on securities loaned, at value	3,704,274
Total liabilities		4,309,656

Net Assets		$ 42,699,636
Net Assets consist of:
Paid in capital		$ 74,168,413
Undistributed net investment income		55,223
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,903,413)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,379,413
Net Assets		$ 42,699,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,060,292 ÷ 2,042,039 shares)	$ 11.78

Maximum offering price per share (100/94.25 of $11.78)	$ 12.50
Class T: Net Asset Value and redemption price per share ($11,450,257 ÷ 970,299 shares)	$ 11.80

Maximum offering price per share (100/96.50 of $11.80)	$ 12.23
Class B: Net Asset Value and offering price per share ($1,531,626 ÷ 131,043 shares)A	$ 11.69

Class C: Net Asset Value and offering price per share ($4,744,121 ÷ 409,528 shares)A	$ 11.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($913,340 ÷ 77,022 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 415,357
Income from Fidelity Central Funds		20,617
Total income		435,974

Expenses
Management fee Basic fee	$ 120,648
Performance adjustment	(66,303)
Transfer agent fees	64,753
Distribution and service plan fees	89,904
Accounting and security lending fees	8,599
Custodian fees and expenses	22,879
Independent trustees' compensation	113
Registration fees	27,392
Audit	27,400
Legal	84
Miscellaneous	265
Total expenses before reductions	295,734
Expense reductions	(3,456)	292,278
Net investment income (loss)		143,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,765,928
Foreign currency transactions	(5,771)
Total net realized gain (loss)		1,760,157
Change in net unrealized appreciation (depreciation) on: Investment securities	5,168,658
Assets and liabilities in foreign currencies	(55)
Total change in net unrealized appreciation (depreciation)		5,168,603
Net gain (loss)		6,928,760
Net increase (decrease) in net assets resulting from operations		$ 7,072,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,696	$ 331,551
Net realized gain (loss)	1,760,157	3,334,586
Change in net unrealized appreciation (depreciation)	5,168,603	1,707,613
Net increase (decrease) in net assets resulting from operations	7,072,456	5,373,750
Distributions to shareholders from net investment income	(358,603)	(478,174)
Distributions to shareholders from net realized gain	(41,497)	(30,375)
Total distributions	(400,100)	(508,549)
Share transactions - net increase (decrease)	(8,724,045)	(17,770,134)
Total increase (decrease) in net assets	(2,051,689)	(12,904,933)

Net Assets
Beginning of period	44,751,325	57,656,258
End of period (including undistributed net investment income of $55,223 and undistributed net investment income of $270,130, respectively)	$ 42,699,636	$ 44,751,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22
Income from Investment Operations
Net investment income (loss)E	.04	.07H	.09	.16	.13	.08
Net realized and unrealized gain (loss)	1.74	.85	.75	(7.09)	1.99	2.15
Total from investment operations	1.78	.92	.84	(6.93)	2.12	2.23
Distributions from net investment income	(.11)	(.09)	(.17)	(.12)	(.09)	(.04)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.12)	(.10)	(.17)	(.84)J	(.80)	(.37)
Net asset value, end of period	$ 11.78	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08
Total ReturnB,C,D	17.80%	9.91%	10.13%	(44.43)%	14.64%	17.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.20%A	1.22%	1.25%	1.26%	1.28%	1.41%
Expenses net of fee waivers, if any	1.20%A	1.22%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.19%A	1.21%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.82%A	.75%H	1.10%	1.21%	.85%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,060	$ 25,431	$ 28,585	$ 34,864	$ 67,434	$ 15,398
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14
Income from Investment Operations
Net investment income (loss)E	.03	.05H	.07	.13	.09	.04
Net realized and unrealized gain (loss)	1.75	.84	.75	(7.06)	1.97	2.15
Total from investment operations	1.78	.89	.82	(6.93)	2.06	2.19
Distributions from net investment income	(.05)	(.07)	(.13)	(.07)	(.04)	(.01)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.06)	(.08)	(.13)	(.79)J	(.75)	(.34)
Net asset value, end of period	$ 11.80	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99
Total ReturnB,C,D	17.71%	9.62%	9.90%	(44.57)%	14.31%	16.93%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.44%A	1.45%	1.50%	1.49%	1.53%	1.65%
Expenses net of fee waivers, if any	1.44%A	1.45%	1.50%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.43%A	1.45%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	.58%A	.52%H	.85%	.97%	.60%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,450	$ 12,735	$ 20,652	$ 22,720	$ 50,998	$ 30,607
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99
Income from Investment Operations
Net investment income (loss)E	-J	-H,J	.03	.06	.01	(.03)
Net realized and unrealized gain (loss)	1.74	.84	.74	(6.96)	1.95	2.13
Total from investment operations	1.74	.84	.77	(6.90)	1.96	2.10
Distributions from net investment income	(.03)	(.02)	(.06)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.70)	(.70)	(.28)
Total distributions	(.04)	(.03)	(.06)	(.70)K	(.70)	(.28)
Net asset value, end of period	$ 11.69	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81
Total ReturnB,C,D	17.44%	9.11%	9.19%	(44.80)%	13.74%	16.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	1.97%	2.00%	2.03%	2.10%	2.23%
Expenses net of fee waivers, if any	1.95%A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.94%A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.07%A	(.01)%H	.35%	.45%	.10%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,532	$ 1,605	$ 1,989	$ 2,615	$ 6,734	$ 5,734
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99
Income from Investment Operations
Net investment income (loss)E	-J	-H,J	.03	.06	.02	(.03)
Net realized and unrealized gain (loss)	1.72	.83	.73	(6.95)	1.93	2.13
Total from investment operations	1.72	.83	.76	(6.89)	1.95	2.10
Distributions from net investment income	(.05)	(.02)	(.09)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.71)	(.71)	(.29)
Total distributions	(.06)	(.02)M	(.09)	(.71)K	(.71)	(.29)
Net asset value, end of period	$ 11.58	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80
Total ReturnB,C,D	17.37%	9.12%	9.28%	(44.84)%	13.69%	16.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	1.97%	2.01%	2.03%	2.09%	2.22%
Expenses net of fee waivers, if any	1.95%A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.94%A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.07%A	-%H,L	.35%	.45%	.10%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,744	$ 4,139	$ 4,088	$ 5,358	$ 9,718	$ 7,004
Portfolio turnover rateG	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

L Amount represents less than .01%

M Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28
Income from Investment Operations
Net investment income (loss)D	.07	.10G	.11	.20	.17	.11
Net realized and unrealized gain (loss)	1.74	.86	.74	(7.13)	1.99	2.18
Total from investment operations	1.81	.96	.85	(6.93)	2.16	2.29
Distributions from net investment income	(.13)	(.11)	(.20)	(.15)	(.11)	(.07)
Distributions from net realized gain	(.01)	(.01)	-	(.72)	(.71)	(.33)
Total distributions	(.14)	(.12)	(.20)	(.88)I	(.82)	(.40)
Net asset value, end of period	$ 11.86	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17
Total ReturnB,C	18.00%	10.28%	10.26%	(44.24)%	14.89%	17.58%
Ratios to Average Net AssetsE,H
Expenses before reductions	.83%A	.98%	1.00%	.98%	1.00%	1.04%
Expenses net of fee waivers, if any	.83%A	.98%	1.00%	.98%	1.00%	1.00%
Expenses net of all reductions	.82%A	.97%	1.00%	.97%	.99%	.99%
Net investment income (loss)	1.19%A	.99%G	1.35%	1.48%	1.10%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 913	$ 841	$ 2,341	$ 2,021	$ 6,833	$ 2,201
Portfolio turnover rateF	201%A	51%	56%	74%	76%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,563,203
Gross unrealized depreciation	(2,910,176)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,653,027

Tax cost	$ 44,811,920

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,123,098 and $52,708,451, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 31,368	$ 312
Class T	.25%	.25%	28,410	496
Class B	.75%	.25%	7,799	5,872
Class C	.75%	.25%	22,327	2,828
			$ 89,904	$ 9,508

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,446
Class T	719
Class B*	1,558
Class C*	161
3,884

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 38,193.30
Class T	16,666.29
Class B	2,348.30
Class C	6,756.30
Institutional Class	790.18
	$ 64,753

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,510 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,103. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,456 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 274,577	$ 284,681
Class T	50,441	160,619
Class B	4,151	4,372
Class C	18,471	6,593
Institutional Class	10,963	21,909
Total	$ 358,603	$ 478,174
From net realized gain
Class A	$ 24,299	$ 15,305
Class T	10,732	10,853
Class B	1,537	1,041
Class C	4,105	2,198
Institutional Class	824	978
Total	$ 41,497	$ 30,375

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	204,027	402,871	$ 2,238,580	$ 4,034,369
Reinvestment of distributions	28,074	29,667	288,043	290,443
Shares redeemed	(702,785)	(994,975)	(7,727,622)	(9,899,783)
Net increase (decrease)	(470,684)	(562,437)	$ (5,200,999)	$ (5,574,971)
Class T
Shares sold	77,829	129,419	$ 842,578	$ 1,299,211
Reinvestment of distributions	5,816	17,388	59,851	169,877
Shares redeemed	(376,227)	(1,112,927)	(3,963,112)	(11,167,229)
Net increase (decrease)	(292,582)	(966,120)	$ (3,060,683)	$ (9,698,141)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	57	21,226	$ 593	$ 215,795
Reinvestment of distributions	507	524	5,175	5,094
Shares redeemed	(30,105)	(77,825)	(324,247)	(763,138)
Net increase (decrease)	(29,541)	(56,075)	$ (318,479)	$ (542,249)
Class C
Shares sold	48,503	78,869	$ 514,306	$ 774,653
Reinvestment of distributions	2,055	834	20,799	8,059
Shares redeemed	(58,149)	(111,299)	(618,182)	(1,100,227)
Net increase (decrease)	(7,591)	(31,596)	$ (83,077)	$ (317,515)
Institutional Class
Shares sold	5,776	25,211	$ 63,632	$ 254,312
Reinvestment of distributions	1,083	2,223	11,162	21,848
Shares redeemed	(12,391)	(195,256)	(135,601)	(1,913,418)
Net increase (decrease)	(5,532)	(167,822)	$ (60,807)	$ (1,637,258)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0611
1.800658.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011